UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3785

Fidelity Advisor Series I

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2018

Item 1.

Reports to Stockholders

Fidelity Advisor® Floating Rate High Income Fund Class A, Class M, Class C and Class I Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of April 30, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
Caesars Resort Collection LLC	2.4
Intelsat Jackson Holdings SA	2.0
Albertson's LLC	1.9
Bass Pro Shops LLC.	1.6
Charter Communication Operating LLC	1.5
9.4

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Technology	13.0
Telecommunications	8.0
Gaming	7.5
Services	6.5
Healthcare	6.4

Quality Diversification (% of fund's net assets)

As of April 30, 2018
BBB	3.8%
BB	35.7%
B	44.4%
CCC,CC,C	3.3%
Not Rated	4.4%
Equities	0.8%
Short-Term Investments and Net Other Assets	7.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of April 30, 2018*
Bank Loan Obligations	86.6%
Nonconvertible Bonds	5.0%
Common Stocks	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	7.6%

 * Foreign investments – 10.5%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 86.6%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.2%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.65% 7/7/22 (a)(b)	$16,240	$16,359
TransDigm, Inc.:
Tranche F, term loan 3 month U.S. LIBOR + 2.750% 4.7887% 6/9/23 (a)(b)	29,477	29,594
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.7119% 8/22/24 (a)(b)	63,521	63,812
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.81% 2/28/21 (a)(b)	9,655	9,318
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4/30/25 (a)(b)(c)	15,500	15,539
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 4/30/26 (a)(b)(c)	2,150	2,150

TOTAL AEROSPACE		136,772

Air Transportation - 0.3%
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8551% 10/18/20 (a)(b)	7,500	7,519
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.6456% 10/5/24 (a)(b)	11,489	11,552
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9198% 2/23/25 (a)(b)	10,990	11,045

TOTAL AIR TRANSPORTATION		30,116

Automotive & Auto Parts - 0.9%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 2/1/24 (a)(b)	9,793	9,848
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.1508% 2/1/25 (a)(b)	2,710	2,751
Chrysler Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.9% 12/31/18 (a)(b)	7,147	7,164
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 6/30/23 (a)(b)	21,052	21,114
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.802% 11/27/20 (a)(b)	16,284	15,429
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.302% 11/27/21 (a)(b)	24,370	19,821
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.052% 3/31/24 (a)(b)	13,202	13,272
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.3769% 4/18/23 (a)(b)	15,016	15,392

TOTAL AUTOMOTIVE & AUTO PARTS		104,791

Broadcasting - 1.4%
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6225% 11/18/24 (a)(b)	44,389	44,546
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 9.052% 1/30/19 (a)(b)(d)	53,680	42,662
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.66% 12/18/20 (a)(b)	19,147	19,187
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1508% 8/23/24 (a)(b)	27,110	27,087
Sinclair Television Group, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.500% 12/7/24 (a)(b)(c)	25,000	25,104

TOTAL BROADCASTING		158,586

Building Materials - 0.6%
Beacon Roofing Supply, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1275% 1/2/25 (a)(b)	10,000	10,054
Gopher Sub, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.302% 2/1/25 (a)(b)	12,221	12,205
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.052% 2/1/26 (a)(b)	3,235	3,251
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.802% 10/17/23 (a)(b)	8,147	8,198
Jeld-Wen, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.302% 12/14/24 (a)(b)	9,102	9,142
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.85% 9/27/24 (a)(b)	27,290	27,426

TOTAL BUILDING MATERIALS		70,276

Cable/Satellite TV - 3.0%
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1508% 7/28/25 (a)(b)	30,196	30,148
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.06% 5/1/24 (a)(b)	7,910	7,950
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.91% 4/30/25 (a)(b)	167,440	168,098
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3969% 1/25/26 (a)(b)	33,985	33,985
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 3.75% 1/15/25 (a)(b)	6,368	6,386
Telesat Canada Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.41% 11/17/23 (a)(b)	21,860	21,935
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3969% 1/15/26 (a)(b)	35,000	35,149
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1455% 8/19/23 (a)(b)	37,861	36,489

TOTAL CABLE/SATELLITE TV		340,140

Capital Goods - 0.6%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6508% 3/13/25 (a)(b)	15,225	15,263
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4/19/25 (a)(b)(c)	9,230	9,276
Doosan Bobcat Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.302% 5/18/24 (a)(b)	12,480	12,492
Gardner Denver, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 7/30/24 (a)(b)	8,010	8,053
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6508% 3/13/22 (a)(b)	28,559	28,686

TOTAL CAPITAL GOODS		73,770

Chemicals - 2.1%
Ashland LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8982% 5/17/24 (a)(b)	10,409	10,487
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4008% 11/18/23 (a)(b)	11,820	11,894
Grace Europe Holding GmbH Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.058% 4/3/25 (a)(b)	9,540	9,594
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9944% 3/29/24 (a)(b)	8,732	8,765
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 3/28/25 (a)(b)	10,170	10,246
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.6508% 3/28/26 (a)(b)	5,500	5,541
MacDermid, Inc.:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (a)(b)	23,587	23,741
Tranche B 7LN, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 6/7/20 (a)(b)	12,057	12,106
Methanol Holdings (TRINIDAD) Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4008% 6/30/22 (a)(b)	20,113	20,113
Oxea Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.875% 10/11/24 (a)(b)	16,074	16,084
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 2/8/25 (a)(b)	9,621	9,667
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.66% 4/3/25 (a)(b)	17,788	17,840
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 9/6/24 (a)(b)	15,174	15,288
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (a)(b)	12,214	12,338
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (a)(b)	28,185	28,472
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 7/1/24 (a)(b)	13,862	13,977
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 8/8/24 (a)(b)	9,776	9,837
W. R. Grace & Co.-Conn. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.058% 4/3/25 (a)(b)	5,565	5,596

TOTAL CHEMICALS		241,586

Consumer Products - 1.1%
American Greetings Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.3906% 4/6/24 (a)(b)	9,770	9,819
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.31% 7/3/20 (a)(b)	9,781	9,616
HLF Financing U.S. LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.4008% 2/15/23 (a)(b)	35,547	35,947
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.500% 3.8769% 1/26/24 (a)(b)	11,033	11,092
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.9852% 11/29/24 (a)(b)	57,769	58,419

TOTAL CONSUMER PRODUCTS		124,893

Consumer Services - 0.1%
Optiv Security, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.125% 2/1/24 (a)(b)	9,377	9,078
Containers - 1.6%
Berry Global, Inc.:
Tranche O, term loan 3 month U.S. LIBOR + 2.000% 3.7396% 2/8/20 (a)(b)	44,619	44,861
Tranche P, term loan 3 month U.S. LIBOR + 2.000% 3.7396% 1/6/21 (a)(b)	8,592	8,641
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 3.8993% 10/1/22 (a)(b)	19,591	19,710
Tranche R, term loan 3 month U.S. LIBOR + 2.000% 3.7396% 1/19/24 (a)(b)	9,900	9,951
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9632% 4/3/24 (a)(b)	8,188	8,231
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 5/16/24 (a)(b)	9,612	9,627
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 5/22/24 (a)(b)	17,816	17,927
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.3118% 1/29/25 (a)(b)	17,660	17,804
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1508% 8/3/22 (a)(b)	11,909	11,995
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.63% 10/14/24 (a)(b)	6,328	6,350
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 2/5/23 (a)(b)	28,725	28,904

TOTAL CONTAINERS		184,001

Diversified Financial Services - 4.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 4/4/24 (a)(b)	25,978	26,087
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3588% 10/31/24 (a)(b)	26,520	26,632
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.91% 4/27/24 (a)(b)	25,487	25,609
Deerfield Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.552% 2/13/25 (a)(b)	13,035	13,046
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.052% 10/6/23 (a)(b)	33,095	33,290
Duff & Phelps Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9434% 10/12/24 (a)(b)	4,625	4,629
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 7/14/22 (a)(b)	20,218	20,420
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8% 2/9/23 (a)(b)	32,766	32,776
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.052% 10/30/22 (a)(b)	67,865	68,236
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 7/3/24 (a)(b)	13,421	13,488
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1875% 3/29/25 (a)(b)	8,500	8,521
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.552% 3/1/25 (a)(b)	25,115	25,104
IBC Capital U.S. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8214% 9/10/21 (a)(b)	20,162	20,149
Kingpin Intermediate Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.15% 7/3/24 (a)(b)	7,444	7,555
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 6/30/24 (a)(b)	13,711	13,791
Quest Software U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.8588% 10/31/22 (a)(b)	29,344	29,485
Recess Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 9/29/24 (a)(b)(e)	1,598	1,610
3 month U.S. LIBOR + 3.750% 6.203% 9/29/24 (a)(b)	11,768	11,856
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.802% 12/8/23 (a)(b)(f)	13,578	13,273
The Edelman Financial Center L Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7319% 11/9/24 (a)(b)	6,983	7,044
TransUnion LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9008% 4/9/23 (a)(b)	36,887	36,950
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.16% 8/18/23 (a)(b)	19,084	19,173

TOTAL DIVERSIFIED FINANCIAL SERVICES		458,724

Diversified Media - 0.1%
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6875% 3/16/25 (a)(b)	15,880	15,959
Energy - 3.8%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.3999% 5/18/23 (a)(b)	22,015	22,125
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3058% 6/22/24 (a)(b)	21,232	21,418
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.2733% 12/31/21 (a)(b)	54,745	61,451
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.6471% 12/31/22 (a)(b)	41,940	42,792
Calpine Construction Finance Co. LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 1/15/25 (a)(b)	9,975	9,989
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.4436% 8/23/21 (a)(b)	78,575	83,093
Chief Exploration & Development, LLC. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 8.4161% 5/16/21 (a)(b)	3,000	2,964
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.808% 7/29/21 (a)(b)	30,402	30,592
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 3/13/25 (a)(b)	9,495	9,560
Empire Generating Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.61% 3/14/21 (a)(b)	8,549	6,690
Tranche C, term loan 3 month U.S. LIBOR + 4.250% 6.61% 3/14/21 (a)(b)	845	661
Energy Transfer Equity LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8983% 2/2/24 (a)(b)	10,542	10,548
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 8.1088% 3/28/22 (a)(b)	14,068	13,721
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.6508% 4/16/21 (a)(b)	17,578	17,673
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.8969% 3/1/24 (a)(b)	18,500	18,408
GIM Channelview Cogeneration LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4/13/25 (a)(b)(c)	2,570	2,596
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.56% 8/25/23 (a)(b)	45,128	40,672
Lucid Energy Group Ii Borrower Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8969% 2/16/25 (a)(b)	12,000	11,985
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1508% 10/30/24 (a)(b)	25,037	25,069
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 11/8/22 (a)(b)	6,229	6,253

TOTAL ENERGY		438,260

Entertainment/Film - 0.5%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1469% 12/15/23 (a)(b)	7,594	7,622
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1469% 12/15/22 (a)(b)	4,924	4,941
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.052% 7/8/22 (a)(b)	16,602	16,578
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.552% 7/8/23 (a)(b)	5,305	5,217
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7303% 5/17/21 (a)(b)	6,517	6,541
NAI Entertainment Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4/23/25 (a)(b)(c)	4,265	4,277
SMG U.S. Midco 2, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1508% 1/23/25 (a)(b)	10,175	10,260
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.9008% 1/23/26 (a)(b)	655	668

TOTAL ENTERTAINMENT/FILM		56,104

Environmental - 0.4%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.1154% 8/1/24 (a)(b)	6,104	6,135
The Brickman Group, Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8978% 12/18/20 (a)(b)	18,058	18,151
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 9/28/24 (a)(b)	11,042	11,087
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.302% 12/20/24 (a)(b)	12,116	12,197

TOTAL ENVIRONMENTAL		47,570

Food & Drug Retail - 3.9%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.052% 12/6/24 (a)(b)	4,988	5,025
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.6508% 8/25/21 (a)(b)	204,662	202,615
3 month U.S. LIBOR + 3.000% 4.9563% 6/22/23 (a)(b)	10,530	10,411
GOBP Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.802% 10/21/21 (a)(b)	7,402	7,430
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6815% 10/30/22 (a)(b)	63,078	62,986
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.6508% 11/25/20 (a)(b)	1,834	1,829
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.2758% 11/25/22 (a)(b)	76,441	76,299
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.302% 3/27/23 (a)(b)	47,590	47,794
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4008% 11/15/22 (a)(b)	24,845	24,271
SUPERVALU, Inc. term loan:
3 month U.S. LIBOR + 3.500% 6/8/24 (a)(b)(c)	4,944	4,945
3 month U.S. LIBOR + 3.500% 6/8/24 (a)(b)(c)	2,966	2,967

TOTAL FOOD & DRUG RETAIL		446,572

Food/Beverage/Tobacco - 1.1%
Arctic Glacier Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4008% 3/20/24 (a)(b)	6,282	6,341
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4008% 10/7/23 (a)(b)	22,389	22,473
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3375% 2/6/25 (a)(b)	7,550	7,546
Pinnacle Foods Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6369% 2/3/24 (a)(b)	5,479	5,517
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9% 5/24/24 (a)(b)	51,466	51,687
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.052% 6/30/22 (a)(b)	2,000	1,875
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.938% 6.552% 6/30/21 (a)(b)	8,995	8,950
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 6/27/23 (a)(b)	26,773	27,001

TOTAL FOOD/BEVERAGE/TOBACCO		131,390

Gaming - 7.3%
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.1508% 2/15/24 (a)(b)	11,130	11,258
Aristocrat Technologies, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 4.3587% 10/20/21 (a)(b)	25,707	25,847
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3587% 10/19/24 (a)(b)	6,983	7,017
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.2438% 9/15/23 (a)(b)	22,034	22,142
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 12/22/24 (a)(b)	269,325	271,455
Churchill Downs, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.91% 12/27/24 (a)(b)	7,795	7,825
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 4/18/24 (a)(b)	9,925	9,968
Cyan Blue Holdco 3 Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 8/25/24 (a)(b)	16,929	16,957
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1803% 4/17/24 (a)(b)	24,493	24,646
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 3/15/24 (a)(b)	22,780	22,799
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.91% 10/20/24 (a)(b)	46,883	47,234
3 month U.S. LIBOR + 7.000% 8.9% 10/20/25 (a)(b)	7,500	7,650
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6484% 10/4/23 (a)(b)	120,095	121,060
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6508% 3/27/25 (a)(b)	35,694	35,878
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.250% 4.1508% 4/25/21 (a)(b)	13,505	13,555
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9008% 10/14/23 (a)(b)	10,279	10,196
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 1/19/24 (a)(b)	4,155	4,187
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.7264% 8/14/24 (a)(b)	98,781	99,352
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.41% 6/8/23 (a)(b)	54,741	54,906
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.66% 12/31/21 (a)(b)	19,285	19,237
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.16% 5/31/24 (a)(b)	6,342	6,386

TOTAL GAMING		839,555

Healthcare - 5.4%
Albany Molecular Research, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 5.1508% 8/30/24 (a)(b)	13,086	13,176
3 month U.S. LIBOR + 7.000% 8.9008% 8/30/25 (a)(b)	4,545	4,596
Community Health Systems, Inc.:
Tranche G, term loan 3 month U.S. LIBOR + 3.000% 4.9842% 12/31/19 (a)(b)	35,106	34,524
Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.2342% 1/27/21 (a)(b)	54,394	52,717
Concentra, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.53% 6/1/22 (a)(b)	9,175	9,251
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.54% 2/6/26 (a)(b)	2,000	1,990
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.79% 2/6/25 (a)(b)	9,090	9,016
DaVita HealthCare Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 6/24/21 (a)(b)	36,433	36,715
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.91% 12/1/23 (a)(b)	21,585	21,655
Ghx Ultimate Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 6/30/24 (a)(b)	9,781	9,799
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 3.9008% 3/13/25 (a)(b)	25,000	25,254
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 3.6508% 3/18/23 (a)(b)	49,778	50,034
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.3725% 8/18/22 (a)(b)	9,821	9,907
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.875% 4/9/21 (a)(b)	1,914	1,916
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 6/7/23 (a)(b)	16,830	16,912
Onex Schumacher Finance LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9008% 7/31/22 (a)(b)	3,352	3,256
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6269% 6/30/21 (a)(b)	85,600	86,135
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 8/11/24 (a)(b)	32,874	32,977
Press Ganey Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 10/21/23 (a)(b)	18,166	18,280
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 8.4008% 10/21/24 (a)(b)	2,247	2,270
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.4375% 2/22/24 (a)(b)	15,880	15,959
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 6/23/24 (a)(b)	11,249	11,303
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 10.302% 12/31/23 (a)(b)	5,000	5,013
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.552% 12/31/22 (a)(b)	65,143	64,817
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.3944% 4/1/22 (a)(b)	67,856	68,577
Vizient, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 4.6508% 2/11/23 (a)(b)	8,904	8,952
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 12/1/24 (a)(b)	10,474	10,431

TOTAL HEALTHCARE		625,432

Homebuilders/Real Estate - 1.9%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3576% 11/4/21 (a)(b)	26,764	26,801
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6508% 1/30/24 (a)(b)	16,613	16,746
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6508% 1/30/24 (a)(b)	1,064	1,072
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9008% 3/23/25 (a)(b)	39,640	39,845
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.089% 4/12/25 (a)(b)	26,000	26,228
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1452% 2/8/25 (a)(b)	42,317	42,535
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.8983% 12/22/24 (a)(b)	70,593	70,838

TOTAL HOMEBUILDERS/REAL ESTATE		224,065

Hotels - 2.0%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1508% 8/30/23 (a)(b)	15,964	16,032
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9008% 11/30/23 (a)(b)	57,769	58,130
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 3.6471% 10/25/23 (a)(b)	61,530	62,019
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 3.000% 5.3477% 4/14/21 (a)(b)	19,152	19,164
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5% 4/27/24 (a)(b)	38,159	38,360
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.07% 5/11/24 (a)(b)	9,900	9,952
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3/29/25 (a)(b)(c)	29,995	30,216

TOTAL HOTELS		233,873

Insurance - 2.8%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9913% 11/22/23 (a)(b)	31,527	31,934
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4/27/25 (a)(b)(c)	6,995	7,032
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 8/14/22 (a)(b)	32,077	32,249
AmWINS Group, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.6508% 1/25/25 (a)(b)	1,925	1,943
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6489% 1/25/24 (a)(b)	13,825	13,906
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 11/3/23 (a)(b)	48,558	48,892
Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.6508% 8/4/22 (a)(b)	39,719	39,974
3 month U.S. LIBOR + 6.000% 7.9008% 8/4/25 (a)(b)	30,800	31,632
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3595% 4/25/25 (a)(b)	50,460	50,754
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 5/16/24 (a)(b)	44,049	44,195
VF Holdings Corp. term loan 3 month U.S. LIBOR + 3.250% 5.1508% 6/30/23 (a)(b)	14,775	14,886

TOTAL INSURANCE		317,397

Leisure - 2.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.052% 5/30/21 (a)(b)	23,202	23,318
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 7/31/24 (a)(b)	30,658	30,850
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 2/28/25 (a)(b)	51,000	50,920
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 2/1/24 (a)(b)	83,413	83,283
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.9008% 9/8/24 (a)(b)	7,325	7,479
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 3/8/24 (a)(b)	19,796	19,899
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5496% 4/18/25 (a)(b)	9,345	9,377
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7342% 6/10/22 (a)(b)	34,442	34,512
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 2/2/25 (a)(b)	7,200	7,227
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6508% 7/6/24 (a)(b)	23,880	24,041
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4008% 12/15/24 (a)(b)	17,456	17,583

TOTAL LEISURE		308,489

Metals/Mining - 0.6%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6508% 3/21/25 (a)(b)	11,000	11,062
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.552% 4/16/20 (a)(b)	55,496	48,968
U.S. Silica Co. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4/26/25 (a)(b)(c)	6,610	6,668

TOTAL METALS/MINING		66,698

Paper - 0.5%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.802% 3/14/22 (a)(b)	27,131	27,255
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.308% 12/29/23 (a)(b)	30,561	30,709

TOTAL PAPER		57,964

Publishing/Printing - 2.4%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.1469% 6/7/23 (a)(b)	55,563	49,625
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.802% 10/18/19 (a)(b)	30,821	29,236
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.052% 11/3/23 (a)(b)	36,727	37,002
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 5/29/21 (a)(b)	33,971	31,366
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4239% 3/13/25 (a)(b)	9,000	9,045
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 5.9008% 5/4/22 (a)(b)	53,917	52,805
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.6088% 6/1/22 (a)(b)	14,540	14,631
Multi-Color Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1508% 10/31/24 (a)(b)	9,940	9,982
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6508% 10/24/21 (a)(b)	6,822	6,901
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.3295% 8/24/22 (a)(b)	31,792	31,841

TOTAL PUBLISHING/PRINTING		272,434

Restaurants - 1.1%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3082% 2/17/24 (a)(b)	45,091	45,204
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1508% 2/14/21 (a)(b)	25,799	23,044
K-Mac Holdings Corp.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.6469% 3/16/26 (a)(b)	1,285	1,300
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1469% 3/16/25 (a)(b)	4,475	4,505
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6443% 4/3/25 (a)(b)	24,626	24,773
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.1269% 7/28/21 (a)(b)	18,022	18,055
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 5.1331% 2/1/25 (a)(b)	4,235	4,269

TOTAL RESTAURANTS		121,150

Services - 6.2%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1508% 9/26/21 (a)(b)	15,558	12,687
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.2342% 6/13/25 (a)(b)	16,705	16,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4842% 6/13/24 (a)(b)	55,815	55,758
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.15% 10/19/23 (a)(b)	31,931	32,111
Aramark Services, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9008% 3/28/24 (a)(b)	32,243	32,424
Tranche B-1, term loan 3 month U.S. LIBOR + 2.000% 3.9008% 3/11/25 (a)(b)	11,222	11,292
Asgn, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9008% 4/2/25 (a)(b)	8,574	8,610
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6107% 6/21/24 (a)(b)	31,527	31,815
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9008% 11/7/23 (a)(b)	9,813	9,882
Coinmach Service Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0834% 11/14/22 (a)(b)	42,175	42,456
EAB Global, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.2516% 11/17/24 (a)(b)	7,000	7,018
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 3/29/25 (a)(b)	11,965	12,072
Flexera Software LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.16% 2/26/25 (a)(b)	7,355	7,384
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.16% 2/26/26 (a)(b)	650	653
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8125% 3/9/23 (a)(b)	12,503	12,550
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.052% 8/13/22 (a)(b)	26,802	26,936
Tranche B, term loan 3 month U.S. LIBOR + 8.250% 10.552% 8/22/25 (a)(b)	6,500	6,581
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4008% 4/26/24 (a)(b)	145,518	146,359
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 2/27/25 (a)(b)	60,970	60,932
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 5/2/22 (a)(b)	42,910	43,164
Prometric Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 1/29/25 (a)(b)	7,600	7,670
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8125% 5/4/22 (a)(b)	6,226	6,280
The GEO Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.13% 3/23/24 (a)(b)	11,449	11,464
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 11/8/23 (a)(b)	25,673	25,833
Thomson Reuters IP&S Tranche B, term loan 1 month U.S. LIBOR + 3.250% 5.1508% 10/3/23 (a)(b)	26,563	26,733
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.38% 9/26/24 (a)(b)	10,075	10,133
Wash Multifamily Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1508% 5/14/22 (a)(b)	14,670	14,670
Xerox Business Services LLC:
term loan 3 month U.S. LIBOR + 2.250% 4.1508% 12/7/21 (a)(b)	11,151	11,156
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 12/7/23 (a)(b)	20,812	20,916

TOTAL SERVICES		712,039

Steel - 0.3%
Atkore International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.06% 12/22/23 (a)(b)	9,606	9,673
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.999% 6/14/21 (a)(b)	20,267	20,368

TOTAL STEEL		30,041

Super Retail - 4.1%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9284% 7/2/22 (a)(b)	30,170	23,825
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.9008% 9/25/24 (a)(b)	181,567	182,702
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.500% 9.3906% 2/3/25 (a)(b)	13,941	14,063
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.3906% 2/3/24 (a)(b)	66,259	66,514
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.38% 11/17/24 (a)(b)	23,389	23,476
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.31% 10/11/19 (a)(b)	9,337	8,021
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 8/19/23 (a)(b)	13,539	13,596
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2342% 6/23/23 (a)(b)	42,768	41,616
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.750% 4.9197% 8/19/22 (a)(b)	28,143	28,302
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.6088% 1/26/23 (a)(b)	31,381	21,478
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.89% 3/11/22 (a)(b)	24,585	19,293
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9008% 11/8/24 (a)(b)	24,875	25,161
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (b)(d)	3,960	1

TOTAL SUPER RETAIL		468,048

Technology - 12.7%
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 11.81% 12/20/23 (a)(b)	2,500	2,513
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.56% 12/20/22 (a)(b)	12,924	12,941
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6369% 2/28/25 (a)(b)	11,890	11,974
Cavium, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.1499% 8/16/22 (a)(b)	11,116	11,171
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4/30/25 (a)(b)(c)	29,500	29,549
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8983% 3/20/24 (a)(b)	6,450	6,446
Computer Discount Warehouse (CDW) LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.06% 8/17/23 (a)(b)	31,069	31,235
Compuware Corp. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.13% 12/15/21 (a)(b)	56,057	56,715
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6508% 11/29/24 (a)(b)	16,250	16,318
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.91% 9/7/23 (a)(b)	35,089	35,188
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 1/26/25 (a)(b)(e)	1,309	1,308
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.6508% 10/31/24 (a)(b)	60,575	60,708
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9563% 2/9/23 (a)(b)	38,595	38,857
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9842% 1/31/24 (a)(b)	9,589	9,685
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.16% 6/1/22 (a)(b)	32,998	33,158
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.1508% 3/8/26 (a)(b)	2,250	2,253
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1452% 3/8/25 (a)(b)	12,192	12,208
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.1605% 12/2/24 (a)(b)	9,257	9,292
3 month U.S. LIBOR + 7.500% 9.1605% 12/1/25 (a)(b)	2,000	2,035
First Data Corp. Tranche B, term loan:
3 month U.S. LIBOR + 2.250% 4.147% 7/10/22 (a)(b)	111,376	111,766
3 month U.S. LIBOR + 2.250% 4.147% 4/26/24 (a)(b)	19,192	19,257
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.6508% 4/22/23 (a)(b)	19,693	19,824
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1508% 2/15/24 (a)(b)	35,350	35,505
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1406% 7/1/22 (a)(b)	10,575	10,661
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 2/1/22 (a)(b)	25,645	25,747
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.0234% 11/1/24 (a)(b)	30,000	31,041
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8796% 11/1/23 (a)(b)	49,243	49,659
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.16% 1/20/24 (a)(b)	34,418	33,876
3 month U.S. LIBOR + 9.000% 10.91% 1/20/25 (a)(b)	5,000	4,731
Leidos Innovations Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6875% 8/16/23 (a)(b)	13,703	13,806
Lux FinCo U.S. SPV Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.3971% 10/16/22 (a)(b)	10,649	10,636
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 11/20/21 (a)(b)	3,631	3,625
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.750% 4.6508% 6/21/24 (a)(b)	73,473	73,216
3 month U.S. LIBOR + 2.750% 4.6508% 6/21/24 (a)(b)	10,694	10,656
Marketo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0435% 2/7/25 (a)(b)	12,000	11,959
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.4008% 9/29/24 (a)(b)	55,437	56,121
3 month U.S. LIBOR + 8.500% 10.4008% 9/29/25 (a)(b)	13,250	13,427
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6469% 9/15/24 (a)(b)	15,423	15,416
Micron Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.66% 4/26/22 (a)(b)	1,870	1,883
Microsemi Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8983% 1/15/23 (a)(b)	9,708	9,722
Mitchell International, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 11/20/24 (a)(b)(e)	1,374	1,373
3 month U.S. LIBOR + 3.250% 5.1508% 12/1/24 (a)(b)	17,041	17,030
3 month U.S. LIBOR + 7.250% 9.1508% 12/1/25 (a)(b)	5,000	5,005
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.787% 11/3/23 (a)(b)	41,652	41,531
Renaissance Learning, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.052% 4/9/21 (a)(b)	14,456	14,533
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.302% 4/9/22 (a)(b)	19,080	19,120
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.6508% 3/3/23 (a)(b)	32,394	32,499
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.552% 9/30/22 (a)(b)	26,080	26,197
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.1508% 7/8/22 (a)(b)	13,259	13,364
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.1508% 7/8/22 (a)(b)	94	94
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 3/9/25 (a)(b)	53,299	53,632
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 3/9/25 (a)(b)	19,720	19,843
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 9/30/23 (a)(b)	36,925	37,099
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.8952% 3/9/23 (a)(b)	32,750	33,087
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 5/1/24 (a)(b)	41,576	41,801
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.41% 12/4/20 (a)(b)	11,178	11,237
Travelclick, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4008% 5/12/21 (a)(b)	9,682	9,674
TTM Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 2.500% 9/28/24 (a)(b)(c)	15,000	15,084
3 month U.S. LIBOR + 2.500% 4.3769% 9/28/24 (a)(b)	14,925	15,009
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 5.89% 4/4/25 (a)(b)	35,500	35,796
3 month U.S. LIBOR + 4.000% 5.9008% 7/13/23 (a)(b)	15,188	15,283
Vantiv LLC:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 3.8956% 10/14/23 (a)(b)	12,656	12,730
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8956% 8/7/24 (a)(b)	20,000	20,122
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1508% 7/1/23 (a)(b)	21,072	21,198

TOTAL TECHNOLOGY		1,458,429

Telecommunications - 7.4%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 5.0977% 7/15/25 (a)(b)	10,890	10,773
3 month U.S. LIBOR + 2.750% 5.0977% 1/31/26 (a)(b)	9,950	9,809
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.61% 5/25/24 (a)(b)	35,765	35,691
Evo Payments International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9% 12/22/23 (a)(b)	21,815	22,060
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 4.66% 3/31/21 (a)(b)	51,739	50,846
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.66% 6/15/24 (a)(b)	86,872	85,759
GTT Communications, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4/26/25 (a)(b)(c)	26,500	26,268
3 month U.S. LIBOR + 3.250% 5.1875% 1/9/24 (a)(b)	6,932	6,926
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7063% 11/27/23 (a)(b)	157,495	158,431
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.4563% 1/2/24 (a)(b)	19,000	19,665
Tranche B-5, term loan 6.625% 1/2/24	33,000	33,561
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1483% 2/22/24 (a)(b)	74,195	74,504
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1469% 7/17/25 (a)(b)	26,019	25,928
Neustar, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 10.302% 8/8/25 (a)(b)	5,460	5,440
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.500% 4.802% 1/8/20 (a)(b)	2,606	2,613
Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 8/8/24 (a)(b)	22,900	22,941
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.802% 2/10/24 (a)(b)	19,864	19,169
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 2/1/24 (a)(b)	41,878	41,414
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.1508% 2/2/26 (a)(b)	56,000	56,350
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4/11/25 (a)(b)(c)	42,330	42,430
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.4008% 11/1/24 (a)(b)	30,673	31,057
3 month U.S. LIBOR + 8.250% 10.1508% 11/1/25 (a)(b)	10,250	10,344
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 7/31/25 (a)(b)	48,602	47,743
Windstream Services LLC Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.250% 5.15% 2/17/24 (a)(b)	14,585	12,822

TOTAL TELECOMMUNICATIONS		852,544

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.9114% 6/15/23 (a)(b)	8,695	8,728
Transportation Ex Air/Rail - 0.3%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.41% 6/22/22 (a)(b)	29,647	29,388
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.08% 9/14/20 (a)(b)	11,044	11,113

TOTAL TRANSPORTATION EX AIR/RAIL		40,501

Utilities - 2.1%
Dynegy, Inc. Tranche C-2, term loan 3 month U.S. LIBOR + 2.750% 4.3983% 2/7/24 (a)(b)	50,824	51,136
Exgen Renewables Iv LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.99% 11/28/24 (a)(b)	17,207	17,325
Houston Fuel Oil Terminal Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8% 8/19/21 (a)(b)	28,653	28,921
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5.8983% 2/15/24 (a)(b)	20,830	20,788
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.052% 12/19/20 (a)(b)	15,933	15,508
Pike Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.41% 3/23/25 (a)(b)	11,538	11,677
Tex Operations Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 8/4/23 (a)(b)	40,607	40,874
Tranche C, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 8/4/23 (a)(b)	7,214	7,262
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.8869% 11/30/23 (a)(b)	22,546	22,508
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.1468% 12/14/23 (a)(b)	22,466	22,606

TOTAL UTILITIES		238,605

TOTAL BANK LOAN OBLIGATIONS
(Cost $9,928,379)		9,944,580

Nonconvertible Bonds - 5.0%
Aerospace - 0.1%
DAE Funding LLC 4% 8/1/20 (g)	6,495	6,446
Building Materials - 0.1%
CEMEX S.A.B. de CV 3 month U.S. LIBOR + 4.750% 7.0977% 10/15/18 (a)(b)(g)	10,000	10,091
Cable/Satellite TV - 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	17,145
5.25% 3/15/21	13,070	13,217
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,900

TOTAL CABLE/SATELLITE TV		32,262

Chemicals - 0.2%
Nufarm Australia Ltd. 6.375% 10/15/19 (g)	5,000	5,081
OCI NV 6.625% 4/15/23 (g)	5,005	5,075
TPC Group, Inc. 8.75% 12/15/20 (g)	18,095	18,005

TOTAL CHEMICALS		28,161

Containers - 0.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (g)	15,000	14,906
6% 2/15/25 (g)	10,000	10,113
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.8477% 7/15/21 (a)(b)(g)	15,130	15,338
5.75% 10/15/20	32,296	32,528

TOTAL CONTAINERS		72,885

Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25% 2/1/22	5,200	5,304
International Lease Finance Corp. 6.25% 5/15/19	10,000	10,328

TOTAL DIVERSIFIED FINANCIAL SERVICES		15,632

Energy - 0.6%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	11,455	11,169
7% 6/30/24	7,000	7,648
Chesapeake Energy Corp.:
3 month U.S. LIBOR + 3.250% 5.5977% 4/15/19 (a)(b)	7,080	7,062
8% 12/15/22 (g)	8,195	8,687
Citgo Petroleum Corp. 6.25% 8/15/22 (g)	10,000	10,000
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8745% 6/15/22 (a)(b)(g)	7,500	7,481
6.875% 6/15/25 (g)	5,500	5,720
Denbury Resources, Inc.:
9% 5/15/21 (g)	3,645	3,809
9.25% 3/31/22 (g)	7,290	7,582

TOTAL ENERGY		69,158

Entertainment/Film - 0.0%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,241
Gaming - 0.2%
Gateway Casinos & Entertainment Ltd. 8.25% 3/1/24 (g)	5,000	5,306
Scientific Games Corp. 5% 10/15/25 (g)	5,000	4,830
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (g)	7,363	7,059

TOTAL GAMING		17,195

Healthcare - 1.0%
Community Health Systems, Inc. 6.25% 3/31/23	21,175	19,256
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	8,235	8,436
HCA Holdings, Inc. 3.75% 3/15/19	25,000	25,063
Tenet Healthcare Corp.:
4.625% 7/15/24 (g)	28,000	27,087
4.75% 6/1/20	8,680	8,723
7.5% 1/1/22 (g)	5,085	5,358
THC Escrow Corp. III 5.125% 5/1/25 (g)	7,500	7,313
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (g)	5,590	5,562
9% 12/15/25 (g)	7,440	7,533

TOTAL HEALTHCARE		114,331

Insurance - 0.1%
HUB International Ltd. 7% 5/1/26 (g)	6,000	6,015
Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (g)	6,860	6,971
7.25% 11/30/21 (g)	10,000	10,413

TOTAL LEISURE		17,384

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21	9,500	9,904
Publishing/Printing - 0.0%
Cenveo Corp. 6% 8/1/19 (d)(g)	8,155	3,344
Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (g)	8,000	7,610
Services - 0.3%
APX Group, Inc.:
7.625% 9/1/23	12,325	11,555
7.875% 12/1/22	11,215	11,271
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (g)	6,032	6,221

TOTAL SERVICES		29,047

Super Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (g)	6,385	6,144
PetSmart, Inc. 5.875% 6/1/25 (g)	7,665	5,519

TOTAL SUPER RETAIL		11,663

Technology - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (g)	6,199	6,213
4.42% 6/15/21 (g)	16,685	16,994
NXP BV/NXP Funding LLC 4.125% 6/1/21 (g)	16,440	16,481

TOTAL TECHNOLOGY		39,688

Telecommunications - 0.6%
Altice Financing SA 7.5% 5/15/26 (g)	19,200	18,912
Intelsat Jackson Holdings SA 8% 2/15/24 (g)	14,100	14,893
SFR Group SA:
6% 5/15/22 (g)	2,550	2,513
6.25% 5/15/24 (g)	10,905	10,387
7.375% 5/1/26 (g)	18,755	18,169
Sprint Capital Corp. 6.9% 5/1/19	5,000	5,150
Sprint Communications, Inc. 9% 11/15/18 (g)	3,000	3,084

TOTAL TELECOMMUNICATIONS		73,108

Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (g)(h)	4,365	4,474
TOTAL NONCONVERTIBLE BONDS
(Cost $581,975)		571,639
	Shares	Value (000s)

Common Stocks - 0.8%
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (i)	28,882	1
ION Media Networks, Inc. (f)(i)	2,842	2,669

TOTAL BROADCASTING		2,670

Chemicals - 0.2%
LyondellBasell Industries NV Class A	245,943	26,004
Energy - 0.4%
Expro Holdings U.S., Inc. (f)	1,477,422	28,810
Expro Holdings U.S., Inc. (f)(g)	542,213	10,573

TOTAL ENERGY		39,383

Homebuilders/Real Estate - 0.0%
Five Point Holdings LLC Class A (i)	45,793	609
Metals/Mining - 0.1%
Warrior Metropolitan Coal, Inc.	496,683	11,548
Telecommunications - 0.0%
Consolidated Communications Holdings, Inc.	25,029	283
Utilities - 0.1%
TexGen Power LLC (f)	524,336	14,681
TOTAL COMMON STOCKS
(Cost $151,533)		95,178

Money Market Funds - 9.2%
Fidelity Cash Central Fund, 1.74% (j)
(Cost $1,050,280)	1,050,217,899	1,050,428
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $11,712,167)		11,661,825
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(184,834)
NET ASSETS - 100%		$11,476,991

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Non-income producing - Security is in default.

 (e) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,487,000 and $3,497,000, respectively.

 (f) Level 3 security

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $373,312,000 or 3.3% of net assets.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$6,725
Total	$6,725

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,670	$1	$--	$2,669
Energy	39,383	--	--	39,383
Materials	37,552	37,552	--	--
Real Estate	609	609	--	--
Telecommunication Services	283	283	--	--
Utilities	14,681	--	--	14,681
Bank Loan Obligations	9,944,580	--	9,931,307	13,273
Corporate Bonds	571,639	--	571,639	--
Money Market Funds	1,050,428	1,050,428	--	--
Total Investments in Securities:	$11,661,825	$1,088,873	$10,502,946	$70,006

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.5%
Luxembourg	4.6%
Canada	1.4%
Others (Individually Less Than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $10,661,887)	$10,611,397
Fidelity Central Funds (cost $1,050,280)	1,050,428
Total Investment in Securities (cost $11,712,167)		$11,661,825
Cash		9,322
Receivable for investments sold		75,472
Receivable for fund shares sold		27,116
Dividends receivable		39
Interest receivable		60,729
Distributions receivable from Fidelity Central Funds		1,566
Prepaid expenses		6
Total assets		11,836,075
Liabilities
Payable for investments purchased
Regular delivery	$328,777
Delayed delivery	4,365
Payable for fund shares redeemed	10,839
Distributions payable	7,925
Accrued management fee	5,239
Distribution and service plan fees payable	545
Other affiliated payables	1,318
Other payables and accrued expenses	76
Total liabilities		359,084
Net Assets		$11,476,991
Net Assets consist of:
Paid in capital		$11,865,752
Undistributed net investment income		29,944
Accumulated undistributed net realized gain (loss) on investments		(368,363)
Net unrealized appreciation (depreciation) on investments		(50,342)
Net Assets		$11,476,991
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($580,821 ÷ 60,125 shares)		$9.66
Maximum offering price per share (100/97.25 of $9.66)		$9.93
Class M:
Net Asset Value and redemption price per share ($99,570 ÷ 10,322 shares)		$9.65
Maximum offering price per share (100/97.25 of $9.65)		$9.92
Class C:
Net Asset Value and offering price per share ($483,504 ÷ 50,063 shares)(a)		$9.66
Fidelity Floating Rate High Income Fund:
Net Asset Value, offering price and redemption price per share ($8,157,301 ÷ 845,543 shares)		$9.65
Class I:
Net Asset Value, offering price and redemption price per share ($2,155,795 ÷ 223,645 shares)		$9.64

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$6,724
Interest		256,867
Income from Fidelity Central Funds		6,725
Total income		270,316
Expenses
Management fee	$30,350
Transfer agent fees	6,990
Distribution and service plan fees	3,340
Accounting fees and expenses	805
Custodian fees and expenses	53
Independent trustees' fees and expenses	22
Registration fees	170
Audit	54
Legal	23
Miscellaneous	34
Total expenses before reductions	41,841
Expense reductions	(85)	41,756
Net investment income (loss)		228,560
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,396)
Fidelity Central Funds	5
Total net realized gain (loss)		(6,391)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,053
Fidelity Central Funds	(5)
Total change in net unrealized appreciation (depreciation)		5,048
Net gain (loss)		(1,343)
Net increase (decrease) in net assets resulting from operations		$227,217

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$228,560	$408,150
Net realized gain (loss)	(6,391)	15,537
Change in net unrealized appreciation (depreciation)	5,048	41,407
Net increase (decrease) in net assets resulting from operations	227,217	465,094
Distributions to shareholders from net investment income	(231,325)	(394,075)
Distributions to shareholders from net realized gain	(4,432)	–
Total distributions	(235,757)	(394,075)
Share transactions - net increase (decrease)	753,215	1,322,261
Redemption fees	95	365
Total increase (decrease) in net assets	744,770	1,393,645
Net Assets
Beginning of period	10,732,221	9,338,576
End of period	$11,476,991	$10,732,221
Other Information
Undistributed net investment income end of period	$29,944	$32,709

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Floating Rate High Income Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.67	$9.60	$9.42	$9.85	$9.99	$9.94
Income from Investment Operations
Net investment income (loss)A	.192	.360	.334	.375	.317	.310
Net realized and unrealized gain (loss)	(.003)	.056	.211	(.425)	(.114)	.070
Total from investment operations	.189	.416	.545	(.050)	.203	.380
Distributions from net investment income	(.195)	(.346)	(.365)	(.341)	(.307)	(.282)
Distributions from net realized gain	(.004)	–	–	(.040)	(.036)	(.049)
Total distributions	(.199)	(.346)	(.365)	(.381)	(.343)	(.331)
Redemption fees added to paid in capitalA	–B	–B	–B	.001	–B	.001
Net asset value, end of period	$9.66	$9.67	$9.60	$9.42	$9.85	$9.99
Total ReturnC,D,E	1.97%	4.40%	5.98%	(.53)%	2.05%	3.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	.99%H	.99%	.99%	.98%	.98%	.99%
Expenses net of fee waivers, if any	.99%H	.98%	.99%	.98%	.98%	.99%
Expenses net of all reductions	.99%H	.98%	.98%	.98%	.98%	.99%
Net investment income (loss)	4.00%H	3.72%	3.58%	3.86%	3.17%	3.11%
Supplemental Data
Net assets, end of period (in millions)	$581	$585	$707	$863	$1,185	$1,681
Portfolio turnover rateI	59%H	68%	46%	26%	54%	62%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Floating Rate High Income Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.65	$9.58	$9.40	$9.84	$9.98	$9.93
Income from Investment Operations
Net investment income (loss)A	.192	.356	.324	.365	.306	.299
Net realized and unrealized gain (loss)	.006B	.057	.212	(.434)	(.112)	.071
Total from investment operations	.198	.413	.536	(.069)	.194	.370
Distributions from net investment income	(.194)	(.343)	(.356)	(.332)	(.298)	(.272)
Distributions from net realized gain	(.004)	–	–	(.040)	(.036)	(.049)
Total distributions	(.198)	(.343)	(.356)	(.372)	(.334)	(.321)
Redemption fees added to paid in capitalA	–C	–C	–C	.001	–C	.001
Net asset value, end of period	$9.65	$9.65	$9.58	$9.40	$9.84	$9.98
Total ReturnD,E,F	2.07%	4.37%	5.89%	(.72)%	1.96%	3.79%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.01%	1.08%	1.07%	1.07%	1.09%
Expenses net of fee waivers, if any	1.00%I	1.01%	1.08%	1.07%	1.07%	1.09%
Expenses net of all reductions	.99%I	1.01%	1.08%	1.07%	1.07%	1.09%
Net investment income (loss)	4.00%I	3.69%	3.48%	3.77%	3.08%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$100	$137	$171	$195	$240	$272
Portfolio turnover rateJ	59%I	68%	46%	26%	54%	62%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Floating Rate High Income Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.67	$9.59	$9.41	$9.85	$9.99	$9.94
Income from Investment Operations
Net investment income (loss)A	.156	.286	.263	.301	.241	.235
Net realized and unrealized gain (loss)	(.004)	.067	.212	(.434)	(.113)	.070
Total from investment operations	.152	.353	.475	(.133)	.128	.305
Distributions from net investment income	(.158)	(.273)	(.295)	(.268)	(.232)	(.207)
Distributions from net realized gain	(.004)	–	–	(.040)	(.036)	(.049)
Total distributions	(.162)	(.273)	(.295)	(.308)	(.268)	(.256)
Redemption fees added to paid in capitalA	–B	–B	–B	.001	–B	.001
Net asset value, end of period	$9.66	$9.67	$9.59	$9.41	$9.85	$9.99
Total ReturnC,D,E	1.59%	3.73%	5.19%	(1.38)%	1.29%	3.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%H	1.74%	1.74%	1.73%	1.73%	1.74%
Expenses net of fee waivers, if any	1.75%H	1.74%	1.74%	1.73%	1.73%	1.74%
Expenses net of all reductions	1.75%H	1.74%	1.74%	1.73%	1.73%	1.74%
Net investment income (loss)	3.25%H	2.96%	2.82%	3.10%	2.41%	2.35%
Supplemental Data
Net assets, end of period (in millions)	$484	$523	$582	$671	$835	$960
Portfolio turnover rateI	59%H	68%	46%	26%	54%	62%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Floating Rate High Income Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.65	$9.58	$9.40	$9.84	$9.98	$9.93
Income from Investment Operations
Net investment income (loss)A	.205	.386	.359	.401	.344	.337
Net realized and unrealized gain (loss)	.007B	.057	.212	(.435)	(.113)	.071
Total from investment operations	.212	.443	.571	(.034)	.231	.408
Distributions from net investment income	(.208)	(.373)	(.391)	(.367)	(.335)	(.310)
Distributions from net realized gain	(.004)	–	–	(.040)	(.036)	(.049)
Total distributions	(.212)	(.373)	(.391)	(.407)	(.371)	(.359)
Redemption fees added to paid in capitalA	–C	–C	–C	.001	–C	.001
Net asset value, end of period	$9.65	$9.65	$9.58	$9.40	$9.84	$9.98
Total ReturnD,E	2.22%	4.70%	6.28%	(.36)%	2.34%	4.19%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%H	.70%	.71%	.70%	.69%	.70%
Expenses net of fee waivers, if any	.69%H	.69%	.71%	.70%	.69%	.70%
Expenses net of all reductions	.69%H	.69%	.71%	.70%	.69%	.70%
Net investment income (loss)	4.30%H	4.01%	3.86%	4.14%	3.45%	3.39%
Supplemental Data
Net assets, end of period (in millions)	$8,157	$7,368	$6,131	$6,615	$9,032	$8,882
Portfolio turnover rateI	59%H	68%	46%	26%	54%	62%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Floating Rate High Income Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.65	$9.58	$9.40	$9.83	$9.97	$9.92
Income from Investment Operations
Net investment income (loss)A	.202	.380	.355	.396	.339	.332
Net realized and unrealized gain (loss)	(.003)	.058	.211	(.424)	(.113)	.071
Total from investment operations	.199	.438	.566	(.028)	.226	.403
Distributions from net investment income	(.205)	(.368)	(.386)	(.363)	(.330)	(.305)
Distributions from net realized gain	(.004)	–	–	(.040)	(.036)	(.049)
Total distributions	(.209)	(.368)	(.386)	(.403)	(.366)	(.354)
Redemption fees added to paid in capitalA	–B	–B	–B	.001	–B	.001
Net asset value, end of period	$9.64	$9.65	$9.58	$9.40	$9.83	$9.97
Total ReturnC,D	2.08%	4.64%	6.23%	(.30)%	2.29%	4.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.75%	.75%	.74%	.74%	.75%
Expenses net of fee waivers, if any	.76%G	.75%	.75%	.74%	.74%	.75%
Expenses net of all reductions	.76%G	.75%	.75%	.74%	.74%	.75%
Net investment income (loss)	4.23%G	3.95%	3.81%	4.10%	3.40%	3.34%
Supplemental Data
Net assets, end of period (in millions)	$2,156	$2,120	$1,748	$2,429	$3,317	$3,646
Portfolio turnover rateH	59%G	68%	46%	26%	54%	62%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Floating Rate High Income Fund and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes as follows:

Gross unrealized appreciation	$140,157
Gross unrealized depreciation	(177,107)
Net unrealized appreciation (depreciation)	$(36,950)
Tax cost	$11,698,775

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(15,767)
Long-term	(340,963)
Total capital loss carryforward	$(356,730)

Short-Term Trading (Redemption) Fees. During the period, shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchase and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $3,347,494 and $3,035,667, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$717	$40
Class M	-%	.25%	127	2
Class C	.75%	.25%	2,496	184
			$3,340	$226

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$22
Class M	3
Class C(a)	15
$40

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$442.16
Class M	82.16
Class C	389.16
Fidelity Floating Rate High Income Fund	4,193.11
Class I	1,884.18
	$6,990

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC),an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .01%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $20.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $53.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $32.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$11,545	$23,794
Class M	2,044	5,475
Class C	8,192	16,016
Fidelity Floating Rate High Income Fund	163,971	271,385
Class I	45,573	77,405
Total	$231,325	$394,075
From net realized gain
Class A	$237	$–
Class M	41	–
Class C	212	–
Fidelity Floating Rate High Income Fund	3,058	–
Class I	884	–
Total	$4,432	$–

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	7,665	22,327	$74,066	$215,427
Reinvestment of distributions	1,154	2,289	11,138	22,112
Shares redeemed	(9,163)	(37,818)	(88,470)	(365,948)
Net increase (decrease)	(344)	(13,202)	$(3,266)	$(128,409)
Class M
Shares sold	1,005	1,925	$9,692	$18,561
Reinvestment of distributions	211	550	2,039	5,301
Shares redeemed	(5,137)	(6,051)	(49,487)	(58,381)
Net increase (decrease)	(3,921)	(3,576)	$(37,756)	$(34,519)
Class C
Shares sold	2,753	7,187	$26,588	$69,348
Reinvestment of distributions	770	1,402	7,436	13,539
Shares redeemed	(7,521)	(15,197)	(72,608)	(146,725)
Net increase (decrease)	(3,998)	(6,608)	$(38,584)	$(63,838)
Fidelity Floating Rate High Income Fund
Shares sold	156,620	256,065	$1,510,613	$2,468,886
Reinvestment of distributions	13,974	22,910	134,751	221,002
Shares redeemed	(88,168)	(155,638)	(850,220)	(1,500,477)
Net increase (decrease)	82,426	123,337	$795,144	$1,189,411
Class I
Shares sold	37,337	102,139	$359,801	$985,030
Reinvestment of distributions	3,462	5,949	33,353	57,337
Shares redeemed	(36,900)	(70,851)	(355,477)	(682,751)
Net increase (decrease)	3,899	37,237	$37,677	$359,616

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	.99%
Actual		$1,000.00	$1,019.70	$4.96
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Class M	1.00%
Actual		$1,000.00	$1,020.70	$5.01
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class C	1.75%
Actual		$1,000.00	$1,015.90	$8.75
Hypothetical-C		$1,000.00	$1,016.12	$8.75
Fidelity Floating Rate High Income Fund	.69%
Actual		$1,000.00	$1,022.20	$3.46
Hypothetical-C		$1,000.00	$1,021.37	$3.46
Class I	.76%
Actual		$1,000.00	$1,020.80	$3.81
Hypothetical-C		$1,000.00	$1,021.03	$3.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AFR-SANN-0618
1.757235.117

Fidelity® Floating Rate High Income Fund Semi-Annual Report April 30, 2018 Fidelity® Floating Rate High Income Fund is a class of Fidelity Advisor® Floating Rate High Income Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of April 30, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
Caesars Resort Collection LLC	2.4
Intelsat Jackson Holdings SA	2.0
Albertson's LLC	1.9
Bass Pro Shops LLC.	1.6
Charter Communication Operating LLC	1.5
9.4

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Technology	13.0
Telecommunications	8.0
Gaming	7.5
Services	6.5
Healthcare	6.4

Quality Diversification (% of fund's net assets)

As of April 30, 2018
BBB	3.8%
BB	35.7%
B	44.4%
CCC,CC,C	3.3%
Not Rated	4.4%
Equities	0.8%
Short-Term Investments and Net Other Assets	7.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of April 30, 2018*
Bank Loan Obligations	86.6%
Nonconvertible Bonds	5.0%
Common Stocks	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	7.6%

 * Foreign investments – 10.5%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 86.6%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.2%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.65% 7/7/22 (a)(b)	$16,240	$16,359
TransDigm, Inc.:
Tranche F, term loan 3 month U.S. LIBOR + 2.750% 4.7887% 6/9/23 (a)(b)	29,477	29,594
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.7119% 8/22/24 (a)(b)	63,521	63,812
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.81% 2/28/21 (a)(b)	9,655	9,318
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4/30/25 (a)(b)(c)	15,500	15,539
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 4/30/26 (a)(b)(c)	2,150	2,150

TOTAL AEROSPACE		136,772

Air Transportation - 0.3%
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8551% 10/18/20 (a)(b)	7,500	7,519
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.6456% 10/5/24 (a)(b)	11,489	11,552
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9198% 2/23/25 (a)(b)	10,990	11,045

TOTAL AIR TRANSPORTATION		30,116

Automotive & Auto Parts - 0.9%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 2/1/24 (a)(b)	9,793	9,848
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.1508% 2/1/25 (a)(b)	2,710	2,751
Chrysler Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.9% 12/31/18 (a)(b)	7,147	7,164
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 6/30/23 (a)(b)	21,052	21,114
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.802% 11/27/20 (a)(b)	16,284	15,429
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.302% 11/27/21 (a)(b)	24,370	19,821
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.052% 3/31/24 (a)(b)	13,202	13,272
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.3769% 4/18/23 (a)(b)	15,016	15,392

TOTAL AUTOMOTIVE & AUTO PARTS		104,791

Broadcasting - 1.4%
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6225% 11/18/24 (a)(b)	44,389	44,546
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 9.052% 1/30/19 (a)(b)(d)	53,680	42,662
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.66% 12/18/20 (a)(b)	19,147	19,187
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1508% 8/23/24 (a)(b)	27,110	27,087
Sinclair Television Group, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.500% 12/7/24 (a)(b)(c)	25,000	25,104

TOTAL BROADCASTING		158,586

Building Materials - 0.6%
Beacon Roofing Supply, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1275% 1/2/25 (a)(b)	10,000	10,054
Gopher Sub, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.302% 2/1/25 (a)(b)	12,221	12,205
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.052% 2/1/26 (a)(b)	3,235	3,251
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.802% 10/17/23 (a)(b)	8,147	8,198
Jeld-Wen, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.302% 12/14/24 (a)(b)	9,102	9,142
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.85% 9/27/24 (a)(b)	27,290	27,426

TOTAL BUILDING MATERIALS		70,276

Cable/Satellite TV - 3.0%
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1508% 7/28/25 (a)(b)	30,196	30,148
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.06% 5/1/24 (a)(b)	7,910	7,950
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.91% 4/30/25 (a)(b)	167,440	168,098
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3969% 1/25/26 (a)(b)	33,985	33,985
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 3.75% 1/15/25 (a)(b)	6,368	6,386
Telesat Canada Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.41% 11/17/23 (a)(b)	21,860	21,935
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3969% 1/15/26 (a)(b)	35,000	35,149
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1455% 8/19/23 (a)(b)	37,861	36,489

TOTAL CABLE/SATELLITE TV		340,140

Capital Goods - 0.6%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6508% 3/13/25 (a)(b)	15,225	15,263
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4/19/25 (a)(b)(c)	9,230	9,276
Doosan Bobcat Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.302% 5/18/24 (a)(b)	12,480	12,492
Gardner Denver, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 7/30/24 (a)(b)	8,010	8,053
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6508% 3/13/22 (a)(b)	28,559	28,686

TOTAL CAPITAL GOODS		73,770

Chemicals - 2.1%
Ashland LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8982% 5/17/24 (a)(b)	10,409	10,487
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4008% 11/18/23 (a)(b)	11,820	11,894
Grace Europe Holding GmbH Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.058% 4/3/25 (a)(b)	9,540	9,594
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9944% 3/29/24 (a)(b)	8,732	8,765
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 3/28/25 (a)(b)	10,170	10,246
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.6508% 3/28/26 (a)(b)	5,500	5,541
MacDermid, Inc.:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (a)(b)	23,587	23,741
Tranche B 7LN, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 6/7/20 (a)(b)	12,057	12,106
Methanol Holdings (TRINIDAD) Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4008% 6/30/22 (a)(b)	20,113	20,113
Oxea Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.875% 10/11/24 (a)(b)	16,074	16,084
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 2/8/25 (a)(b)	9,621	9,667
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.66% 4/3/25 (a)(b)	17,788	17,840
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 9/6/24 (a)(b)	15,174	15,288
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (a)(b)	12,214	12,338
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (a)(b)	28,185	28,472
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 7/1/24 (a)(b)	13,862	13,977
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 8/8/24 (a)(b)	9,776	9,837
W. R. Grace & Co.-Conn. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.058% 4/3/25 (a)(b)	5,565	5,596

TOTAL CHEMICALS		241,586

Consumer Products - 1.1%
American Greetings Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.3906% 4/6/24 (a)(b)	9,770	9,819
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.31% 7/3/20 (a)(b)	9,781	9,616
HLF Financing U.S. LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.4008% 2/15/23 (a)(b)	35,547	35,947
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.500% 3.8769% 1/26/24 (a)(b)	11,033	11,092
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.9852% 11/29/24 (a)(b)	57,769	58,419

TOTAL CONSUMER PRODUCTS		124,893

Consumer Services - 0.1%
Optiv Security, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.125% 2/1/24 (a)(b)	9,377	9,078
Containers - 1.6%
Berry Global, Inc.:
Tranche O, term loan 3 month U.S. LIBOR + 2.000% 3.7396% 2/8/20 (a)(b)	44,619	44,861
Tranche P, term loan 3 month U.S. LIBOR + 2.000% 3.7396% 1/6/21 (a)(b)	8,592	8,641
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 3.8993% 10/1/22 (a)(b)	19,591	19,710
Tranche R, term loan 3 month U.S. LIBOR + 2.000% 3.7396% 1/19/24 (a)(b)	9,900	9,951
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9632% 4/3/24 (a)(b)	8,188	8,231
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 5/16/24 (a)(b)	9,612	9,627
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 5/22/24 (a)(b)	17,816	17,927
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.3118% 1/29/25 (a)(b)	17,660	17,804
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1508% 8/3/22 (a)(b)	11,909	11,995
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.63% 10/14/24 (a)(b)	6,328	6,350
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 2/5/23 (a)(b)	28,725	28,904

TOTAL CONTAINERS		184,001

Diversified Financial Services - 4.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 4/4/24 (a)(b)	25,978	26,087
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3588% 10/31/24 (a)(b)	26,520	26,632
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.91% 4/27/24 (a)(b)	25,487	25,609
Deerfield Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.552% 2/13/25 (a)(b)	13,035	13,046
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.052% 10/6/23 (a)(b)	33,095	33,290
Duff & Phelps Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9434% 10/12/24 (a)(b)	4,625	4,629
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 7/14/22 (a)(b)	20,218	20,420
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8% 2/9/23 (a)(b)	32,766	32,776
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.052% 10/30/22 (a)(b)	67,865	68,236
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 7/3/24 (a)(b)	13,421	13,488
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1875% 3/29/25 (a)(b)	8,500	8,521
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.552% 3/1/25 (a)(b)	25,115	25,104
IBC Capital U.S. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8214% 9/10/21 (a)(b)	20,162	20,149
Kingpin Intermediate Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.15% 7/3/24 (a)(b)	7,444	7,555
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 6/30/24 (a)(b)	13,711	13,791
Quest Software U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.8588% 10/31/22 (a)(b)	29,344	29,485
Recess Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 9/29/24 (a)(b)(e)	1,598	1,610
3 month U.S. LIBOR + 3.750% 6.203% 9/29/24 (a)(b)	11,768	11,856
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.802% 12/8/23 (a)(b)(f)	13,578	13,273
The Edelman Financial Center L Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7319% 11/9/24 (a)(b)	6,983	7,044
TransUnion LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9008% 4/9/23 (a)(b)	36,887	36,950
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.16% 8/18/23 (a)(b)	19,084	19,173

TOTAL DIVERSIFIED FINANCIAL SERVICES		458,724

Diversified Media - 0.1%
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6875% 3/16/25 (a)(b)	15,880	15,959
Energy - 3.8%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.3999% 5/18/23 (a)(b)	22,015	22,125
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3058% 6/22/24 (a)(b)	21,232	21,418
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.2733% 12/31/21 (a)(b)	54,745	61,451
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.6471% 12/31/22 (a)(b)	41,940	42,792
Calpine Construction Finance Co. LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 1/15/25 (a)(b)	9,975	9,989
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.4436% 8/23/21 (a)(b)	78,575	83,093
Chief Exploration & Development, LLC. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 8.4161% 5/16/21 (a)(b)	3,000	2,964
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.808% 7/29/21 (a)(b)	30,402	30,592
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 3/13/25 (a)(b)	9,495	9,560
Empire Generating Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.61% 3/14/21 (a)(b)	8,549	6,690
Tranche C, term loan 3 month U.S. LIBOR + 4.250% 6.61% 3/14/21 (a)(b)	845	661
Energy Transfer Equity LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8983% 2/2/24 (a)(b)	10,542	10,548
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 8.1088% 3/28/22 (a)(b)	14,068	13,721
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.6508% 4/16/21 (a)(b)	17,578	17,673
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.8969% 3/1/24 (a)(b)	18,500	18,408
GIM Channelview Cogeneration LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4/13/25 (a)(b)(c)	2,570	2,596
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.56% 8/25/23 (a)(b)	45,128	40,672
Lucid Energy Group Ii Borrower Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8969% 2/16/25 (a)(b)	12,000	11,985
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1508% 10/30/24 (a)(b)	25,037	25,069
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 11/8/22 (a)(b)	6,229	6,253

TOTAL ENERGY		438,260

Entertainment/Film - 0.5%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1469% 12/15/23 (a)(b)	7,594	7,622
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1469% 12/15/22 (a)(b)	4,924	4,941
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.052% 7/8/22 (a)(b)	16,602	16,578
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.552% 7/8/23 (a)(b)	5,305	5,217
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7303% 5/17/21 (a)(b)	6,517	6,541
NAI Entertainment Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4/23/25 (a)(b)(c)	4,265	4,277
SMG U.S. Midco 2, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1508% 1/23/25 (a)(b)	10,175	10,260
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.9008% 1/23/26 (a)(b)	655	668

TOTAL ENTERTAINMENT/FILM		56,104

Environmental - 0.4%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.1154% 8/1/24 (a)(b)	6,104	6,135
The Brickman Group, Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8978% 12/18/20 (a)(b)	18,058	18,151
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 9/28/24 (a)(b)	11,042	11,087
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.302% 12/20/24 (a)(b)	12,116	12,197

TOTAL ENVIRONMENTAL		47,570

Food & Drug Retail - 3.9%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.052% 12/6/24 (a)(b)	4,988	5,025
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.6508% 8/25/21 (a)(b)	204,662	202,615
3 month U.S. LIBOR + 3.000% 4.9563% 6/22/23 (a)(b)	10,530	10,411
GOBP Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.802% 10/21/21 (a)(b)	7,402	7,430
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6815% 10/30/22 (a)(b)	63,078	62,986
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.6508% 11/25/20 (a)(b)	1,834	1,829
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.2758% 11/25/22 (a)(b)	76,441	76,299
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.302% 3/27/23 (a)(b)	47,590	47,794
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4008% 11/15/22 (a)(b)	24,845	24,271
SUPERVALU, Inc. term loan:
3 month U.S. LIBOR + 3.500% 6/8/24 (a)(b)(c)	4,944	4,945
3 month U.S. LIBOR + 3.500% 6/8/24 (a)(b)(c)	2,966	2,967

TOTAL FOOD & DRUG RETAIL		446,572

Food/Beverage/Tobacco - 1.1%
Arctic Glacier Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4008% 3/20/24 (a)(b)	6,282	6,341
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4008% 10/7/23 (a)(b)	22,389	22,473
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3375% 2/6/25 (a)(b)	7,550	7,546
Pinnacle Foods Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6369% 2/3/24 (a)(b)	5,479	5,517
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9% 5/24/24 (a)(b)	51,466	51,687
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.052% 6/30/22 (a)(b)	2,000	1,875
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.938% 6.552% 6/30/21 (a)(b)	8,995	8,950
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 6/27/23 (a)(b)	26,773	27,001

TOTAL FOOD/BEVERAGE/TOBACCO		131,390

Gaming - 7.3%
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.1508% 2/15/24 (a)(b)	11,130	11,258
Aristocrat Technologies, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 4.3587% 10/20/21 (a)(b)	25,707	25,847
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3587% 10/19/24 (a)(b)	6,983	7,017
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.2438% 9/15/23 (a)(b)	22,034	22,142
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 12/22/24 (a)(b)	269,325	271,455
Churchill Downs, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.91% 12/27/24 (a)(b)	7,795	7,825
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 4/18/24 (a)(b)	9,925	9,968
Cyan Blue Holdco 3 Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 8/25/24 (a)(b)	16,929	16,957
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1803% 4/17/24 (a)(b)	24,493	24,646
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 3/15/24 (a)(b)	22,780	22,799
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.91% 10/20/24 (a)(b)	46,883	47,234
3 month U.S. LIBOR + 7.000% 8.9% 10/20/25 (a)(b)	7,500	7,650
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6484% 10/4/23 (a)(b)	120,095	121,060
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6508% 3/27/25 (a)(b)	35,694	35,878
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.250% 4.1508% 4/25/21 (a)(b)	13,505	13,555
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9008% 10/14/23 (a)(b)	10,279	10,196
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 1/19/24 (a)(b)	4,155	4,187
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.7264% 8/14/24 (a)(b)	98,781	99,352
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.41% 6/8/23 (a)(b)	54,741	54,906
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.66% 12/31/21 (a)(b)	19,285	19,237
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.16% 5/31/24 (a)(b)	6,342	6,386

TOTAL GAMING		839,555

Healthcare - 5.4%
Albany Molecular Research, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 5.1508% 8/30/24 (a)(b)	13,086	13,176
3 month U.S. LIBOR + 7.000% 8.9008% 8/30/25 (a)(b)	4,545	4,596
Community Health Systems, Inc.:
Tranche G, term loan 3 month U.S. LIBOR + 3.000% 4.9842% 12/31/19 (a)(b)	35,106	34,524
Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.2342% 1/27/21 (a)(b)	54,394	52,717
Concentra, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.53% 6/1/22 (a)(b)	9,175	9,251
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.54% 2/6/26 (a)(b)	2,000	1,990
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.79% 2/6/25 (a)(b)	9,090	9,016
DaVita HealthCare Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 6/24/21 (a)(b)	36,433	36,715
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.91% 12/1/23 (a)(b)	21,585	21,655
Ghx Ultimate Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 6/30/24 (a)(b)	9,781	9,799
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 3.9008% 3/13/25 (a)(b)	25,000	25,254
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 3.6508% 3/18/23 (a)(b)	49,778	50,034
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.3725% 8/18/22 (a)(b)	9,821	9,907
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.875% 4/9/21 (a)(b)	1,914	1,916
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 6/7/23 (a)(b)	16,830	16,912
Onex Schumacher Finance LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9008% 7/31/22 (a)(b)	3,352	3,256
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6269% 6/30/21 (a)(b)	85,600	86,135
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 8/11/24 (a)(b)	32,874	32,977
Press Ganey Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 10/21/23 (a)(b)	18,166	18,280
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 8.4008% 10/21/24 (a)(b)	2,247	2,270
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.4375% 2/22/24 (a)(b)	15,880	15,959
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 6/23/24 (a)(b)	11,249	11,303
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 10.302% 12/31/23 (a)(b)	5,000	5,013
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.552% 12/31/22 (a)(b)	65,143	64,817
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.3944% 4/1/22 (a)(b)	67,856	68,577
Vizient, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 4.6508% 2/11/23 (a)(b)	8,904	8,952
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 12/1/24 (a)(b)	10,474	10,431

TOTAL HEALTHCARE		625,432

Homebuilders/Real Estate - 1.9%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3576% 11/4/21 (a)(b)	26,764	26,801
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6508% 1/30/24 (a)(b)	16,613	16,746
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6508% 1/30/24 (a)(b)	1,064	1,072
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9008% 3/23/25 (a)(b)	39,640	39,845
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.089% 4/12/25 (a)(b)	26,000	26,228
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1452% 2/8/25 (a)(b)	42,317	42,535
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.8983% 12/22/24 (a)(b)	70,593	70,838

TOTAL HOMEBUILDERS/REAL ESTATE		224,065

Hotels - 2.0%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1508% 8/30/23 (a)(b)	15,964	16,032
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9008% 11/30/23 (a)(b)	57,769	58,130
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 3.6471% 10/25/23 (a)(b)	61,530	62,019
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 3.000% 5.3477% 4/14/21 (a)(b)	19,152	19,164
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5% 4/27/24 (a)(b)	38,159	38,360
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.07% 5/11/24 (a)(b)	9,900	9,952
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3/29/25 (a)(b)(c)	29,995	30,216

TOTAL HOTELS		233,873

Insurance - 2.8%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9913% 11/22/23 (a)(b)	31,527	31,934
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4/27/25 (a)(b)(c)	6,995	7,032
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 8/14/22 (a)(b)	32,077	32,249
AmWINS Group, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.6508% 1/25/25 (a)(b)	1,925	1,943
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6489% 1/25/24 (a)(b)	13,825	13,906
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 11/3/23 (a)(b)	48,558	48,892
Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.6508% 8/4/22 (a)(b)	39,719	39,974
3 month U.S. LIBOR + 6.000% 7.9008% 8/4/25 (a)(b)	30,800	31,632
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3595% 4/25/25 (a)(b)	50,460	50,754
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 5/16/24 (a)(b)	44,049	44,195
VF Holdings Corp. term loan 3 month U.S. LIBOR + 3.250% 5.1508% 6/30/23 (a)(b)	14,775	14,886

TOTAL INSURANCE		317,397

Leisure - 2.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.052% 5/30/21 (a)(b)	23,202	23,318
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 7/31/24 (a)(b)	30,658	30,850
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 2/28/25 (a)(b)	51,000	50,920
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 2/1/24 (a)(b)	83,413	83,283
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.9008% 9/8/24 (a)(b)	7,325	7,479
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 3/8/24 (a)(b)	19,796	19,899
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5496% 4/18/25 (a)(b)	9,345	9,377
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7342% 6/10/22 (a)(b)	34,442	34,512
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 2/2/25 (a)(b)	7,200	7,227
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6508% 7/6/24 (a)(b)	23,880	24,041
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4008% 12/15/24 (a)(b)	17,456	17,583

TOTAL LEISURE		308,489

Metals/Mining - 0.6%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6508% 3/21/25 (a)(b)	11,000	11,062
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.552% 4/16/20 (a)(b)	55,496	48,968
U.S. Silica Co. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4/26/25 (a)(b)(c)	6,610	6,668

TOTAL METALS/MINING		66,698

Paper - 0.5%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.802% 3/14/22 (a)(b)	27,131	27,255
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.308% 12/29/23 (a)(b)	30,561	30,709

TOTAL PAPER		57,964

Publishing/Printing - 2.4%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.1469% 6/7/23 (a)(b)	55,563	49,625
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.802% 10/18/19 (a)(b)	30,821	29,236
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.052% 11/3/23 (a)(b)	36,727	37,002
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 5/29/21 (a)(b)	33,971	31,366
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4239% 3/13/25 (a)(b)	9,000	9,045
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 5.9008% 5/4/22 (a)(b)	53,917	52,805
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.6088% 6/1/22 (a)(b)	14,540	14,631
Multi-Color Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1508% 10/31/24 (a)(b)	9,940	9,982
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6508% 10/24/21 (a)(b)	6,822	6,901
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.3295% 8/24/22 (a)(b)	31,792	31,841

TOTAL PUBLISHING/PRINTING		272,434

Restaurants - 1.1%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3082% 2/17/24 (a)(b)	45,091	45,204
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1508% 2/14/21 (a)(b)	25,799	23,044
K-Mac Holdings Corp.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.6469% 3/16/26 (a)(b)	1,285	1,300
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1469% 3/16/25 (a)(b)	4,475	4,505
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6443% 4/3/25 (a)(b)	24,626	24,773
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.1269% 7/28/21 (a)(b)	18,022	18,055
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 5.1331% 2/1/25 (a)(b)	4,235	4,269

TOTAL RESTAURANTS		121,150

Services - 6.2%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1508% 9/26/21 (a)(b)	15,558	12,687
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.2342% 6/13/25 (a)(b)	16,705	16,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4842% 6/13/24 (a)(b)	55,815	55,758
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.15% 10/19/23 (a)(b)	31,931	32,111
Aramark Services, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9008% 3/28/24 (a)(b)	32,243	32,424
Tranche B-1, term loan 3 month U.S. LIBOR + 2.000% 3.9008% 3/11/25 (a)(b)	11,222	11,292
Asgn, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9008% 4/2/25 (a)(b)	8,574	8,610
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6107% 6/21/24 (a)(b)	31,527	31,815
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9008% 11/7/23 (a)(b)	9,813	9,882
Coinmach Service Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0834% 11/14/22 (a)(b)	42,175	42,456
EAB Global, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.2516% 11/17/24 (a)(b)	7,000	7,018
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 3/29/25 (a)(b)	11,965	12,072
Flexera Software LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.16% 2/26/25 (a)(b)	7,355	7,384
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.16% 2/26/26 (a)(b)	650	653
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8125% 3/9/23 (a)(b)	12,503	12,550
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.052% 8/13/22 (a)(b)	26,802	26,936
Tranche B, term loan 3 month U.S. LIBOR + 8.250% 10.552% 8/22/25 (a)(b)	6,500	6,581
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4008% 4/26/24 (a)(b)	145,518	146,359
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 2/27/25 (a)(b)	60,970	60,932
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 5/2/22 (a)(b)	42,910	43,164
Prometric Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 1/29/25 (a)(b)	7,600	7,670
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8125% 5/4/22 (a)(b)	6,226	6,280
The GEO Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.13% 3/23/24 (a)(b)	11,449	11,464
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 11/8/23 (a)(b)	25,673	25,833
Thomson Reuters IP&S Tranche B, term loan 1 month U.S. LIBOR + 3.250% 5.1508% 10/3/23 (a)(b)	26,563	26,733
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.38% 9/26/24 (a)(b)	10,075	10,133
Wash Multifamily Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1508% 5/14/22 (a)(b)	14,670	14,670
Xerox Business Services LLC:
term loan 3 month U.S. LIBOR + 2.250% 4.1508% 12/7/21 (a)(b)	11,151	11,156
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 12/7/23 (a)(b)	20,812	20,916

TOTAL SERVICES		712,039

Steel - 0.3%
Atkore International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.06% 12/22/23 (a)(b)	9,606	9,673
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.999% 6/14/21 (a)(b)	20,267	20,368

TOTAL STEEL		30,041

Super Retail - 4.1%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9284% 7/2/22 (a)(b)	30,170	23,825
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.9008% 9/25/24 (a)(b)	181,567	182,702
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.500% 9.3906% 2/3/25 (a)(b)	13,941	14,063
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.3906% 2/3/24 (a)(b)	66,259	66,514
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.38% 11/17/24 (a)(b)	23,389	23,476
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.31% 10/11/19 (a)(b)	9,337	8,021
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 8/19/23 (a)(b)	13,539	13,596
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2342% 6/23/23 (a)(b)	42,768	41,616
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.750% 4.9197% 8/19/22 (a)(b)	28,143	28,302
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.6088% 1/26/23 (a)(b)	31,381	21,478
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.89% 3/11/22 (a)(b)	24,585	19,293
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9008% 11/8/24 (a)(b)	24,875	25,161
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (b)(d)	3,960	1

TOTAL SUPER RETAIL		468,048

Technology - 12.7%
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 11.81% 12/20/23 (a)(b)	2,500	2,513
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.56% 12/20/22 (a)(b)	12,924	12,941
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6369% 2/28/25 (a)(b)	11,890	11,974
Cavium, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.1499% 8/16/22 (a)(b)	11,116	11,171
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4/30/25 (a)(b)(c)	29,500	29,549
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8983% 3/20/24 (a)(b)	6,450	6,446
Computer Discount Warehouse (CDW) LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.06% 8/17/23 (a)(b)	31,069	31,235
Compuware Corp. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.13% 12/15/21 (a)(b)	56,057	56,715
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6508% 11/29/24 (a)(b)	16,250	16,318
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.91% 9/7/23 (a)(b)	35,089	35,188
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 1/26/25 (a)(b)(e)	1,309	1,308
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.6508% 10/31/24 (a)(b)	60,575	60,708
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9563% 2/9/23 (a)(b)	38,595	38,857
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9842% 1/31/24 (a)(b)	9,589	9,685
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.16% 6/1/22 (a)(b)	32,998	33,158
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.1508% 3/8/26 (a)(b)	2,250	2,253
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1452% 3/8/25 (a)(b)	12,192	12,208
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.1605% 12/2/24 (a)(b)	9,257	9,292
3 month U.S. LIBOR + 7.500% 9.1605% 12/1/25 (a)(b)	2,000	2,035
First Data Corp. Tranche B, term loan:
3 month U.S. LIBOR + 2.250% 4.147% 7/10/22 (a)(b)	111,376	111,766
3 month U.S. LIBOR + 2.250% 4.147% 4/26/24 (a)(b)	19,192	19,257
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.6508% 4/22/23 (a)(b)	19,693	19,824
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1508% 2/15/24 (a)(b)	35,350	35,505
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1406% 7/1/22 (a)(b)	10,575	10,661
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 2/1/22 (a)(b)	25,645	25,747
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.0234% 11/1/24 (a)(b)	30,000	31,041
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8796% 11/1/23 (a)(b)	49,243	49,659
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.16% 1/20/24 (a)(b)	34,418	33,876
3 month U.S. LIBOR + 9.000% 10.91% 1/20/25 (a)(b)	5,000	4,731
Leidos Innovations Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6875% 8/16/23 (a)(b)	13,703	13,806
Lux FinCo U.S. SPV Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.3971% 10/16/22 (a)(b)	10,649	10,636
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 11/20/21 (a)(b)	3,631	3,625
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.750% 4.6508% 6/21/24 (a)(b)	73,473	73,216
3 month U.S. LIBOR + 2.750% 4.6508% 6/21/24 (a)(b)	10,694	10,656
Marketo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0435% 2/7/25 (a)(b)	12,000	11,959
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.4008% 9/29/24 (a)(b)	55,437	56,121
3 month U.S. LIBOR + 8.500% 10.4008% 9/29/25 (a)(b)	13,250	13,427
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6469% 9/15/24 (a)(b)	15,423	15,416
Micron Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.66% 4/26/22 (a)(b)	1,870	1,883
Microsemi Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8983% 1/15/23 (a)(b)	9,708	9,722
Mitchell International, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 11/20/24 (a)(b)(e)	1,374	1,373
3 month U.S. LIBOR + 3.250% 5.1508% 12/1/24 (a)(b)	17,041	17,030
3 month U.S. LIBOR + 7.250% 9.1508% 12/1/25 (a)(b)	5,000	5,005
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.787% 11/3/23 (a)(b)	41,652	41,531
Renaissance Learning, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.052% 4/9/21 (a)(b)	14,456	14,533
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.302% 4/9/22 (a)(b)	19,080	19,120
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.6508% 3/3/23 (a)(b)	32,394	32,499
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.552% 9/30/22 (a)(b)	26,080	26,197
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.1508% 7/8/22 (a)(b)	13,259	13,364
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.1508% 7/8/22 (a)(b)	94	94
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 3/9/25 (a)(b)	53,299	53,632
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 3/9/25 (a)(b)	19,720	19,843
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 9/30/23 (a)(b)	36,925	37,099
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.8952% 3/9/23 (a)(b)	32,750	33,087
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 5/1/24 (a)(b)	41,576	41,801
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.41% 12/4/20 (a)(b)	11,178	11,237
Travelclick, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4008% 5/12/21 (a)(b)	9,682	9,674
TTM Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 2.500% 9/28/24 (a)(b)(c)	15,000	15,084
3 month U.S. LIBOR + 2.500% 4.3769% 9/28/24 (a)(b)	14,925	15,009
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 5.89% 4/4/25 (a)(b)	35,500	35,796
3 month U.S. LIBOR + 4.000% 5.9008% 7/13/23 (a)(b)	15,188	15,283
Vantiv LLC:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 3.8956% 10/14/23 (a)(b)	12,656	12,730
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8956% 8/7/24 (a)(b)	20,000	20,122
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1508% 7/1/23 (a)(b)	21,072	21,198

TOTAL TECHNOLOGY		1,458,429

Telecommunications - 7.4%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 5.0977% 7/15/25 (a)(b)	10,890	10,773
3 month U.S. LIBOR + 2.750% 5.0977% 1/31/26 (a)(b)	9,950	9,809
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.61% 5/25/24 (a)(b)	35,765	35,691
Evo Payments International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9% 12/22/23 (a)(b)	21,815	22,060
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 4.66% 3/31/21 (a)(b)	51,739	50,846
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.66% 6/15/24 (a)(b)	86,872	85,759
GTT Communications, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4/26/25 (a)(b)(c)	26,500	26,268
3 month U.S. LIBOR + 3.250% 5.1875% 1/9/24 (a)(b)	6,932	6,926
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7063% 11/27/23 (a)(b)	157,495	158,431
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.4563% 1/2/24 (a)(b)	19,000	19,665
Tranche B-5, term loan 6.625% 1/2/24	33,000	33,561
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1483% 2/22/24 (a)(b)	74,195	74,504
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1469% 7/17/25 (a)(b)	26,019	25,928
Neustar, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 10.302% 8/8/25 (a)(b)	5,460	5,440
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.500% 4.802% 1/8/20 (a)(b)	2,606	2,613
Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 8/8/24 (a)(b)	22,900	22,941
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.802% 2/10/24 (a)(b)	19,864	19,169
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 2/1/24 (a)(b)	41,878	41,414
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.1508% 2/2/26 (a)(b)	56,000	56,350
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4/11/25 (a)(b)(c)	42,330	42,430
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.4008% 11/1/24 (a)(b)	30,673	31,057
3 month U.S. LIBOR + 8.250% 10.1508% 11/1/25 (a)(b)	10,250	10,344
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 7/31/25 (a)(b)	48,602	47,743
Windstream Services LLC Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.250% 5.15% 2/17/24 (a)(b)	14,585	12,822

TOTAL TELECOMMUNICATIONS		852,544

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.9114% 6/15/23 (a)(b)	8,695	8,728
Transportation Ex Air/Rail - 0.3%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.41% 6/22/22 (a)(b)	29,647	29,388
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.08% 9/14/20 (a)(b)	11,044	11,113

TOTAL TRANSPORTATION EX AIR/RAIL		40,501

Utilities - 2.1%
Dynegy, Inc. Tranche C-2, term loan 3 month U.S. LIBOR + 2.750% 4.3983% 2/7/24 (a)(b)	50,824	51,136
Exgen Renewables Iv LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.99% 11/28/24 (a)(b)	17,207	17,325
Houston Fuel Oil Terminal Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8% 8/19/21 (a)(b)	28,653	28,921
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5.8983% 2/15/24 (a)(b)	20,830	20,788
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.052% 12/19/20 (a)(b)	15,933	15,508
Pike Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.41% 3/23/25 (a)(b)	11,538	11,677
Tex Operations Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 8/4/23 (a)(b)	40,607	40,874
Tranche C, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 8/4/23 (a)(b)	7,214	7,262
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.8869% 11/30/23 (a)(b)	22,546	22,508
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.1468% 12/14/23 (a)(b)	22,466	22,606

TOTAL UTILITIES		238,605

TOTAL BANK LOAN OBLIGATIONS
(Cost $9,928,379)		9,944,580

Nonconvertible Bonds - 5.0%
Aerospace - 0.1%
DAE Funding LLC 4% 8/1/20 (g)	6,495	6,446
Building Materials - 0.1%
CEMEX S.A.B. de CV 3 month U.S. LIBOR + 4.750% 7.0977% 10/15/18 (a)(b)(g)	10,000	10,091
Cable/Satellite TV - 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	17,145
5.25% 3/15/21	13,070	13,217
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,900

TOTAL CABLE/SATELLITE TV		32,262

Chemicals - 0.2%
Nufarm Australia Ltd. 6.375% 10/15/19 (g)	5,000	5,081
OCI NV 6.625% 4/15/23 (g)	5,005	5,075
TPC Group, Inc. 8.75% 12/15/20 (g)	18,095	18,005

TOTAL CHEMICALS		28,161

Containers - 0.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (g)	15,000	14,906
6% 2/15/25 (g)	10,000	10,113
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.8477% 7/15/21 (a)(b)(g)	15,130	15,338
5.75% 10/15/20	32,296	32,528

TOTAL CONTAINERS		72,885

Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25% 2/1/22	5,200	5,304
International Lease Finance Corp. 6.25% 5/15/19	10,000	10,328

TOTAL DIVERSIFIED FINANCIAL SERVICES		15,632

Energy - 0.6%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	11,455	11,169
7% 6/30/24	7,000	7,648
Chesapeake Energy Corp.:
3 month U.S. LIBOR + 3.250% 5.5977% 4/15/19 (a)(b)	7,080	7,062
8% 12/15/22 (g)	8,195	8,687
Citgo Petroleum Corp. 6.25% 8/15/22 (g)	10,000	10,000
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8745% 6/15/22 (a)(b)(g)	7,500	7,481
6.875% 6/15/25 (g)	5,500	5,720
Denbury Resources, Inc.:
9% 5/15/21 (g)	3,645	3,809
9.25% 3/31/22 (g)	7,290	7,582

TOTAL ENERGY		69,158

Entertainment/Film - 0.0%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,241
Gaming - 0.2%
Gateway Casinos & Entertainment Ltd. 8.25% 3/1/24 (g)	5,000	5,306
Scientific Games Corp. 5% 10/15/25 (g)	5,000	4,830
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (g)	7,363	7,059

TOTAL GAMING		17,195

Healthcare - 1.0%
Community Health Systems, Inc. 6.25% 3/31/23	21,175	19,256
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	8,235	8,436
HCA Holdings, Inc. 3.75% 3/15/19	25,000	25,063
Tenet Healthcare Corp.:
4.625% 7/15/24 (g)	28,000	27,087
4.75% 6/1/20	8,680	8,723
7.5% 1/1/22 (g)	5,085	5,358
THC Escrow Corp. III 5.125% 5/1/25 (g)	7,500	7,313
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (g)	5,590	5,562
9% 12/15/25 (g)	7,440	7,533

TOTAL HEALTHCARE		114,331

Insurance - 0.1%
HUB International Ltd. 7% 5/1/26 (g)	6,000	6,015
Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (g)	6,860	6,971
7.25% 11/30/21 (g)	10,000	10,413

TOTAL LEISURE		17,384

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21	9,500	9,904
Publishing/Printing - 0.0%
Cenveo Corp. 6% 8/1/19 (d)(g)	8,155	3,344
Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (g)	8,000	7,610
Services - 0.3%
APX Group, Inc.:
7.625% 9/1/23	12,325	11,555
7.875% 12/1/22	11,215	11,271
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (g)	6,032	6,221

TOTAL SERVICES		29,047

Super Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (g)	6,385	6,144
PetSmart, Inc. 5.875% 6/1/25 (g)	7,665	5,519

TOTAL SUPER RETAIL		11,663

Technology - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (g)	6,199	6,213
4.42% 6/15/21 (g)	16,685	16,994
NXP BV/NXP Funding LLC 4.125% 6/1/21 (g)	16,440	16,481

TOTAL TECHNOLOGY		39,688

Telecommunications - 0.6%
Altice Financing SA 7.5% 5/15/26 (g)	19,200	18,912
Intelsat Jackson Holdings SA 8% 2/15/24 (g)	14,100	14,893
SFR Group SA:
6% 5/15/22 (g)	2,550	2,513
6.25% 5/15/24 (g)	10,905	10,387
7.375% 5/1/26 (g)	18,755	18,169
Sprint Capital Corp. 6.9% 5/1/19	5,000	5,150
Sprint Communications, Inc. 9% 11/15/18 (g)	3,000	3,084

TOTAL TELECOMMUNICATIONS		73,108

Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (g)(h)	4,365	4,474
TOTAL NONCONVERTIBLE BONDS
(Cost $581,975)		571,639
	Shares	Value (000s)

Common Stocks - 0.8%
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (i)	28,882	1
ION Media Networks, Inc. (f)(i)	2,842	2,669

TOTAL BROADCASTING		2,670

Chemicals - 0.2%
LyondellBasell Industries NV Class A	245,943	26,004
Energy - 0.4%
Expro Holdings U.S., Inc. (f)	1,477,422	28,810
Expro Holdings U.S., Inc. (f)(g)	542,213	10,573

TOTAL ENERGY		39,383

Homebuilders/Real Estate - 0.0%
Five Point Holdings LLC Class A (i)	45,793	609
Metals/Mining - 0.1%
Warrior Metropolitan Coal, Inc.	496,683	11,548
Telecommunications - 0.0%
Consolidated Communications Holdings, Inc.	25,029	283
Utilities - 0.1%
TexGen Power LLC (f)	524,336	14,681
TOTAL COMMON STOCKS
(Cost $151,533)		95,178

Money Market Funds - 9.2%
Fidelity Cash Central Fund, 1.74% (j)
(Cost $1,050,280)	1,050,217,899	1,050,428
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $11,712,167)		11,661,825
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(184,834)
NET ASSETS - 100%		$11,476,991

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Non-income producing - Security is in default.

 (e) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,487,000 and $3,497,000, respectively.

 (f) Level 3 security

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $373,312,000 or 3.3% of net assets.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$6,725
Total	$6,725

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,670	$1	$--	$2,669
Energy	39,383	--	--	39,383
Materials	37,552	37,552	--	--
Real Estate	609	609	--	--
Telecommunication Services	283	283	--	--
Utilities	14,681	--	--	14,681
Bank Loan Obligations	9,944,580	--	9,931,307	13,273
Corporate Bonds	571,639	--	571,639	--
Money Market Funds	1,050,428	1,050,428	--	--
Total Investments in Securities:	$11,661,825	$1,088,873	$10,502,946	$70,006

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.5%
Luxembourg	4.6%
Canada	1.4%
Others (Individually Less Than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $10,661,887)	$10,611,397
Fidelity Central Funds (cost $1,050,280)	1,050,428
Total Investment in Securities (cost $11,712,167)		$11,661,825
Cash		9,322
Receivable for investments sold		75,472
Receivable for fund shares sold		27,116
Dividends receivable		39
Interest receivable		60,729
Distributions receivable from Fidelity Central Funds		1,566
Prepaid expenses		6
Total assets		11,836,075
Liabilities
Payable for investments purchased
Regular delivery	$328,777
Delayed delivery	4,365
Payable for fund shares redeemed	10,839
Distributions payable	7,925
Accrued management fee	5,239
Distribution and service plan fees payable	545
Other affiliated payables	1,318
Other payables and accrued expenses	76
Total liabilities		359,084
Net Assets		$11,476,991
Net Assets consist of:
Paid in capital		$11,865,752
Undistributed net investment income		29,944
Accumulated undistributed net realized gain (loss) on investments		(368,363)
Net unrealized appreciation (depreciation) on investments		(50,342)
Net Assets		$11,476,991
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($580,821 ÷ 60,125 shares)		$9.66
Maximum offering price per share (100/97.25 of $9.66)		$9.93
Class M:
Net Asset Value and redemption price per share ($99,570 ÷ 10,322 shares)		$9.65
Maximum offering price per share (100/97.25 of $9.65)		$9.92
Class C:
Net Asset Value and offering price per share ($483,504 ÷ 50,063 shares)(a)		$9.66
Fidelity Floating Rate High Income Fund:
Net Asset Value, offering price and redemption price per share ($8,157,301 ÷ 845,543 shares)		$9.65
Class I:
Net Asset Value, offering price and redemption price per share ($2,155,795 ÷ 223,645 shares)		$9.64

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$6,724
Interest		256,867
Income from Fidelity Central Funds		6,725
Total income		270,316
Expenses
Management fee	$30,350
Transfer agent fees	6,990
Distribution and service plan fees	3,340
Accounting fees and expenses	805
Custodian fees and expenses	53
Independent trustees' fees and expenses	22
Registration fees	170
Audit	54
Legal	23
Miscellaneous	34
Total expenses before reductions	41,841
Expense reductions	(85)	41,756
Net investment income (loss)		228,560
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,396)
Fidelity Central Funds	5
Total net realized gain (loss)		(6,391)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,053
Fidelity Central Funds	(5)
Total change in net unrealized appreciation (depreciation)		5,048
Net gain (loss)		(1,343)
Net increase (decrease) in net assets resulting from operations		$227,217

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$228,560	$408,150
Net realized gain (loss)	(6,391)	15,537
Change in net unrealized appreciation (depreciation)	5,048	41,407
Net increase (decrease) in net assets resulting from operations	227,217	465,094
Distributions to shareholders from net investment income	(231,325)	(394,075)
Distributions to shareholders from net realized gain	(4,432)	–
Total distributions	(235,757)	(394,075)
Share transactions - net increase (decrease)	753,215	1,322,261
Redemption fees	95	365
Total increase (decrease) in net assets	744,770	1,393,645
Net Assets
Beginning of period	10,732,221	9,338,576
End of period	$11,476,991	$10,732,221
Other Information
Undistributed net investment income end of period	$29,944	$32,709

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Floating Rate High Income Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.67	$9.60	$9.42	$9.85	$9.99	$9.94
Income from Investment Operations
Net investment income (loss)A	.192	.360	.334	.375	.317	.310
Net realized and unrealized gain (loss)	(.003)	.056	.211	(.425)	(.114)	.070
Total from investment operations	.189	.416	.545	(.050)	.203	.380
Distributions from net investment income	(.195)	(.346)	(.365)	(.341)	(.307)	(.282)
Distributions from net realized gain	(.004)	–	–	(.040)	(.036)	(.049)
Total distributions	(.199)	(.346)	(.365)	(.381)	(.343)	(.331)
Redemption fees added to paid in capitalA	–B	–B	–B	.001	–B	.001
Net asset value, end of period	$9.66	$9.67	$9.60	$9.42	$9.85	$9.99
Total ReturnC,D,E	1.97%	4.40%	5.98%	(.53)%	2.05%	3.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	.99%H	.99%	.99%	.98%	.98%	.99%
Expenses net of fee waivers, if any	.99%H	.98%	.99%	.98%	.98%	.99%
Expenses net of all reductions	.99%H	.98%	.98%	.98%	.98%	.99%
Net investment income (loss)	4.00%H	3.72%	3.58%	3.86%	3.17%	3.11%
Supplemental Data
Net assets, end of period (in millions)	$581	$585	$707	$863	$1,185	$1,681
Portfolio turnover rateI	59%H	68%	46%	26%	54%	62%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Floating Rate High Income Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.65	$9.58	$9.40	$9.84	$9.98	$9.93
Income from Investment Operations
Net investment income (loss)A	.192	.356	.324	.365	.306	.299
Net realized and unrealized gain (loss)	.006B	.057	.212	(.434)	(.112)	.071
Total from investment operations	.198	.413	.536	(.069)	.194	.370
Distributions from net investment income	(.194)	(.343)	(.356)	(.332)	(.298)	(.272)
Distributions from net realized gain	(.004)	–	–	(.040)	(.036)	(.049)
Total distributions	(.198)	(.343)	(.356)	(.372)	(.334)	(.321)
Redemption fees added to paid in capitalA	–C	–C	–C	.001	–C	.001
Net asset value, end of period	$9.65	$9.65	$9.58	$9.40	$9.84	$9.98
Total ReturnD,E,F	2.07%	4.37%	5.89%	(.72)%	1.96%	3.79%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.01%	1.08%	1.07%	1.07%	1.09%
Expenses net of fee waivers, if any	1.00%I	1.01%	1.08%	1.07%	1.07%	1.09%
Expenses net of all reductions	.99%I	1.01%	1.08%	1.07%	1.07%	1.09%
Net investment income (loss)	4.00%I	3.69%	3.48%	3.77%	3.08%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$100	$137	$171	$195	$240	$272
Portfolio turnover rateJ	59%I	68%	46%	26%	54%	62%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Floating Rate High Income Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.67	$9.59	$9.41	$9.85	$9.99	$9.94
Income from Investment Operations
Net investment income (loss)A	.156	.286	.263	.301	.241	.235
Net realized and unrealized gain (loss)	(.004)	.067	.212	(.434)	(.113)	.070
Total from investment operations	.152	.353	.475	(.133)	.128	.305
Distributions from net investment income	(.158)	(.273)	(.295)	(.268)	(.232)	(.207)
Distributions from net realized gain	(.004)	–	–	(.040)	(.036)	(.049)
Total distributions	(.162)	(.273)	(.295)	(.308)	(.268)	(.256)
Redemption fees added to paid in capitalA	–B	–B	–B	.001	–B	.001
Net asset value, end of period	$9.66	$9.67	$9.59	$9.41	$9.85	$9.99
Total ReturnC,D,E	1.59%	3.73%	5.19%	(1.38)%	1.29%	3.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%H	1.74%	1.74%	1.73%	1.73%	1.74%
Expenses net of fee waivers, if any	1.75%H	1.74%	1.74%	1.73%	1.73%	1.74%
Expenses net of all reductions	1.75%H	1.74%	1.74%	1.73%	1.73%	1.74%
Net investment income (loss)	3.25%H	2.96%	2.82%	3.10%	2.41%	2.35%
Supplemental Data
Net assets, end of period (in millions)	$484	$523	$582	$671	$835	$960
Portfolio turnover rateI	59%H	68%	46%	26%	54%	62%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Floating Rate High Income Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.65	$9.58	$9.40	$9.84	$9.98	$9.93
Income from Investment Operations
Net investment income (loss)A	.205	.386	.359	.401	.344	.337
Net realized and unrealized gain (loss)	.007B	.057	.212	(.435)	(.113)	.071
Total from investment operations	.212	.443	.571	(.034)	.231	.408
Distributions from net investment income	(.208)	(.373)	(.391)	(.367)	(.335)	(.310)
Distributions from net realized gain	(.004)	–	–	(.040)	(.036)	(.049)
Total distributions	(.212)	(.373)	(.391)	(.407)	(.371)	(.359)
Redemption fees added to paid in capitalA	–C	–C	–C	.001	–C	.001
Net asset value, end of period	$9.65	$9.65	$9.58	$9.40	$9.84	$9.98
Total ReturnD,E	2.22%	4.70%	6.28%	(.36)%	2.34%	4.19%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%H	.70%	.71%	.70%	.69%	.70%
Expenses net of fee waivers, if any	.69%H	.69%	.71%	.70%	.69%	.70%
Expenses net of all reductions	.69%H	.69%	.71%	.70%	.69%	.70%
Net investment income (loss)	4.30%H	4.01%	3.86%	4.14%	3.45%	3.39%
Supplemental Data
Net assets, end of period (in millions)	$8,157	$7,368	$6,131	$6,615	$9,032	$8,882
Portfolio turnover rateI	59%H	68%	46%	26%	54%	62%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Floating Rate High Income Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.65	$9.58	$9.40	$9.83	$9.97	$9.92
Income from Investment Operations
Net investment income (loss)A	.202	.380	.355	.396	.339	.332
Net realized and unrealized gain (loss)	(.003)	.058	.211	(.424)	(.113)	.071
Total from investment operations	.199	.438	.566	(.028)	.226	.403
Distributions from net investment income	(.205)	(.368)	(.386)	(.363)	(.330)	(.305)
Distributions from net realized gain	(.004)	–	–	(.040)	(.036)	(.049)
Total distributions	(.209)	(.368)	(.386)	(.403)	(.366)	(.354)
Redemption fees added to paid in capitalA	–B	–B	–B	.001	–B	.001
Net asset value, end of period	$9.64	$9.65	$9.58	$9.40	$9.83	$9.97
Total ReturnC,D	2.08%	4.64%	6.23%	(.30)%	2.29%	4.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.75%	.75%	.74%	.74%	.75%
Expenses net of fee waivers, if any	.76%G	.75%	.75%	.74%	.74%	.75%
Expenses net of all reductions	.76%G	.75%	.75%	.74%	.74%	.75%
Net investment income (loss)	4.23%G	3.95%	3.81%	4.10%	3.40%	3.34%
Supplemental Data
Net assets, end of period (in millions)	$2,156	$2,120	$1,748	$2,429	$3,317	$3,646
Portfolio turnover rateH	59%G	68%	46%	26%	54%	62%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Floating Rate High Income Fund and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes as follows:

Gross unrealized appreciation	$140,157
Gross unrealized depreciation	(177,107)
Net unrealized appreciation (depreciation)	$(36,950)
Tax cost	$11,698,775

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(15,767)
Long-term	(340,963)
Total capital loss carryforward	$(356,730)

Short-Term Trading (Redemption) Fees. During the period, shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchase and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $3,347,494 and $3,035,667, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$717	$40
Class M	-%	.25%	127	2
Class C	.75%	.25%	2,496	184
			$3,340	$226

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$22
Class M	3
Class C(a)	15
$40

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$442.16
Class M	82.16
Class C	389.16
Fidelity Floating Rate High Income Fund	4,193.11
Class I	1,884.18
	$6,990

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC),an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .01%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $20.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $53.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $32.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$11,545	$23,794
Class M	2,044	5,475
Class C	8,192	16,016
Fidelity Floating Rate High Income Fund	163,971	271,385
Class I	45,573	77,405
Total	$231,325	$394,075
From net realized gain
Class A	$237	$–
Class M	41	–
Class C	212	–
Fidelity Floating Rate High Income Fund	3,058	–
Class I	884	–
Total	$4,432	$–

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	7,665	22,327	$74,066	$215,427
Reinvestment of distributions	1,154	2,289	11,138	22,112
Shares redeemed	(9,163)	(37,818)	(88,470)	(365,948)
Net increase (decrease)	(344)	(13,202)	$(3,266)	$(128,409)
Class M
Shares sold	1,005	1,925	$9,692	$18,561
Reinvestment of distributions	211	550	2,039	5,301
Shares redeemed	(5,137)	(6,051)	(49,487)	(58,381)
Net increase (decrease)	(3,921)	(3,576)	$(37,756)	$(34,519)
Class C
Shares sold	2,753	7,187	$26,588	$69,348
Reinvestment of distributions	770	1,402	7,436	13,539
Shares redeemed	(7,521)	(15,197)	(72,608)	(146,725)
Net increase (decrease)	(3,998)	(6,608)	$(38,584)	$(63,838)
Fidelity Floating Rate High Income Fund
Shares sold	156,620	256,065	$1,510,613	$2,468,886
Reinvestment of distributions	13,974	22,910	134,751	221,002
Shares redeemed	(88,168)	(155,638)	(850,220)	(1,500,477)
Net increase (decrease)	82,426	123,337	$795,144	$1,189,411
Class I
Shares sold	37,337	102,139	$359,801	$985,030
Reinvestment of distributions	3,462	5,949	33,353	57,337
Shares redeemed	(36,900)	(70,851)	(355,477)	(682,751)
Net increase (decrease)	3,899	37,237	$37,677	$359,616

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	.99%
Actual		$1,000.00	$1,019.70	$4.96
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Class M	1.00%
Actual		$1,000.00	$1,020.70	$5.01
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class C	1.75%
Actual		$1,000.00	$1,015.90	$8.75
Hypothetical-C		$1,000.00	$1,016.12	$8.75
Fidelity Floating Rate High Income Fund	.69%
Actual		$1,000.00	$1,022.20	$3.46
Hypothetical-C		$1,000.00	$1,021.37	$3.46
Class I	.76%
Actual		$1,000.00	$1,020.80	$3.81
Hypothetical-C		$1,000.00	$1,021.03	$3.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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FHI-SANN-0618
1.784920.115

Fidelity Advisor® High Income Advantage Fund Class A, Class M, Class C and Class I Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of April 30, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
Valeant Pharmaceuticals International, Inc.	2.5
APX Group, Inc.	2.4
Tenet Healthcare Corp.	2.4
Chesapeake Energy Corp.	2.1
Ally Financial, Inc.	2.0
11.4

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Energy	14.4
Healthcare	9.7
Telecommunications	7.9
Technology	7.0
Cable/Satellite TV	6.1

Quality Diversification (% of fund's net assets)

As of April 30, 2018
BBB	0.4%
BB	21.4%
B	33.6%
CCC,CC,C	18.1%
D	0.2%
Not Rated	2.4%
Equities	19.7%
Short-Term Investments and Net Other Assets	4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of April 30, 2018*
Nonconvertible Bonds	68.0%
Convertible Bonds, Preferred Stocks	0.5%
Common Stocks	19.5%
Bank Loan Obligations	4.8%
Other Investments	3.0%
Short-Term Investments and Net Other Assets (Liabilities)	4.2%

 * Foreign investments – 21.0%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 68.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.3%
Utilities - 0.3%
SolarCity Corp. 1.625% 11/1/19	$5,800	$5,386
Nonconvertible Bonds - 68.0%
Aerospace - 0.3%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	655	659
Bombardier, Inc. 7.5% 12/1/24 (a)	1,840	1,937
DAE Funding LLC:
4.5% 8/1/22 (a)	1,410	1,357
5% 8/1/24 (a)	1,940	1,870
		5,823
Air Transportation - 0.0%
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	280	292
Automotive & Auto Parts - 0.3%
Jaguar Land Rover PLC 4.5% 10/1/27 (a)	5,790	5,211
Banks & Thrifts - 2.4%
Ally Financial, Inc.:
5.75% 11/20/25	2,310	2,382
8% 12/31/18	6,859	7,065
8% 11/1/31	3,105	3,757
8% 11/1/31	18,362	22,314
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,515	3,569
6% 12/19/23	3,605	3,828
Washington Mutual Bank 5.5% 1/15/13 (b)(c)	10,000	1
		42,916
Broadcasting - 0.2%
Sirius XM Radio, Inc. 5% 8/1/27 (a)	3,200	3,050
Building Materials - 0.3%
BMC East LLC 5.5% 10/1/24 (a)	1,440	1,427
Builders FirstSource, Inc. 5.625% 9/1/24 (a)	3,560	3,524
HMAN Finance Sub Corp. 6.375% 7/15/22 (a)	900	871
		5,822
Cable/Satellite TV - 5.4%
Altice SA:
7.625% 2/15/25 (a)	12,590	11,347
7.75% 5/15/22 (a)	10,575	10,099
Altice U.S. Finance SA 7.75% 7/15/25 (a)	1,260	1,326
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	2,550	2,562
5.125% 5/1/27 (a)	16,845	15,783
5.5% 5/1/26 (a)	2,940	2,863
5.75% 1/15/24	5,335	5,385
5.75% 2/15/26 (a)	1,770	1,757
5.875% 5/1/27 (a)	5,245	5,127
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (a)	3,685	3,648
7.5% 4/1/28 (a)	4,535	4,597
CSC Holdings LLC 5.375% 2/1/28 (a)	2,655	2,482
CSC Holdings, Inc. 5.5% 4/15/27 (a)	9,215	8,845
DISH DBS Corp.:
5% 3/15/23	4,695	4,049
5.875% 7/15/22	4,240	3,890
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	1,705	1,611
6% 1/15/27 (a)	3,575	3,343
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	7,375	6,951
		95,665
Capital Goods - 0.0%
Apergy Corp. 6.375% 5/1/26 (a)(d)	645	655
Chemicals - 3.1%
CF Industries Holdings, Inc.:
4.95% 6/1/43	7,230	6,073
5.15% 3/15/34	3,625	3,312
5.375% 3/15/44	2,750	2,409
LSB Industries, Inc. 9.625% 5/1/23 (a)	1,050	1,058
Momentive Performance Materials, Inc. 3.88% 10/24/21	5,545	5,850
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (b)(c)	4,120	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	2,140	2,076
5.25% 6/1/27 (a)	2,170	2,089
OCI NV 6.625% 4/15/23 (a)	6,545	6,637
Olin Corp. 5% 2/1/30	1,555	1,481
Platform Specialty Products Corp.:
5.875% 12/1/25 (a)	1,930	1,882
6.5% 2/1/22 (a)	5,550	5,689
The Chemours Co. LLC:
5.375% 5/15/27	835	827
6.625% 5/15/23	1,495	1,572
7% 5/15/25	975	1,049
TPC Group, Inc. 8.75% 12/15/20 (a)	9,385	9,338
Tronox Finance PLC 5.75% 10/1/25 (a)	870	846
Tronox, Inc. 6.5% 4/15/26 (a)	3,655	3,637
		55,825
Consumer Products - 0.2%
Coty, Inc. 6.5% 4/15/26 (a)	2,730	2,655
Containers - 1.1%
ARD Finance SA 7.125% 9/15/23 pay-in-kind (e)	1,690	1,728
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7.25% 5/15/24 (a)	3,785	3,993
Ball Corp. 4.875% 3/15/26	4,125	4,115
Berry Global, Inc. 4.5% 2/15/26 (a)	4,575	4,369
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,210	1,119
Plastipak Holdings, Inc. 6.25% 10/15/25 (a)	555	538
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	2,384	2,401
7% 7/15/24 (a)	1,025	1,067
		19,330
Diversified Financial Services - 3.2%
Aircastle Ltd. 4.625% 12/15/18	1,625	1,637
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	3,415	3,432
CIT Group, Inc.:
4.125% 3/9/21	1,975	1,977
5.25% 3/7/25	1,650	1,685
5.375% 5/15/20	285	294
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	5,475	5,283
Exela International LLC/Exela Financial, Inc. 10% 7/15/23 (a)	2,100	2,103
FLY Leasing Ltd. 5.25% 10/15/24	1,495	1,446
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (a)	1,315	1,389
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	5,683	5,747
6.25% 2/1/22	3,525	3,596
6.375% 12/15/25	5,050	5,069
6.75% 2/1/24	1,810	1,855
MSCI, Inc. 5.75% 8/15/25 (a)	1,345	1,403
Navient Corp.:
5.875% 10/25/24	3,375	3,308
7.25% 9/25/23	1,775	1,855
Orchestra Borrower LLC/Orchestra Co.-Issuer, Inc. 6.75% 6/15/22 (a)	1,240	1,286
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	690	640
6.875% 2/15/23 (a)	655	634
SLM Corp.:
5.5% 1/25/23	3,495	3,442
6.125% 3/25/24	4,270	4,275
8% 3/25/20	4,700	5,006
		57,362
Diversified Media - 0.8%
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.625% 3/15/20	900	900
7.625% 3/15/20	2,060	2,065
E.W. Scripps Co. 5.125% 5/15/25 (a)	510	474
Liberty Media Corp.:
8.25% 2/1/30	469	504
8.5% 7/15/29	529	570
MDC Partners, Inc. 6.5% 5/1/24 (a)	4,038	3,972
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	1,220	1,229
Viacom, Inc.:
5.875% 2/28/57 (e)	1,755	1,773
6.25% 2/28/57 (e)	2,380	2,413
		13,900
Energy - 12.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24	820	816
Antero Resources Corp.:
5.125% 12/1/22	1,935	1,945
5.625% 6/1/23 (Reg. S)	2,580	2,635
Antero Resources Finance Corp. 5.375% 11/1/21	4,500	4,552
Calfrac Holdings LP 7.5% 12/1/20 (a)	4,460	4,415
California Resources Corp. 8% 12/15/22 (a)	13,005	11,184
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	2,085	2,033
5.875% 3/31/25	2,610	2,691
Chesapeake Energy Corp.:
3 month U.S. LIBOR + 3.250% 5.5977% 4/15/19 (e)(f)	2,250	2,244
4.875% 4/15/22	5,580	5,357
5.75% 3/15/23	1,890	1,744
8% 12/15/22 (a)	3,301	3,499
8% 1/15/25 (a)	10,435	10,117
8% 6/15/27 (a)	14,705	14,154
Citgo Holding, Inc. 10.75% 2/15/20 (a)	3,525	3,737
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8745% 6/15/22 (a)(e)(f)	3,840	3,830
6.875% 6/15/25 (a)	5,350	5,564
Continental Resources, Inc. 4.375% 1/15/28 (a)	2,260	2,220
Covey Park Energy LLC 7.5% 5/15/25 (a)	880	884
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	1,775	1,808
DCP Midstream LLC 5.85% 5/21/43 (a)(e)	1,210	1,150
Denbury Resources, Inc.:
4.625% 7/15/23	4,625	3,769
5.5% 5/1/22	2,050	1,789
6.375% 8/15/21	770	697
Drax Finco PLC 6.625% 11/1/25 (a)	1,665	1,673
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	800	804
5.75% 1/30/28 (a)	805	809
Ensco PLC:
4.5% 10/1/24	3,930	3,198
5.2% 3/15/25	760	624
7.75% 2/1/26	2,045	1,922
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	1,170	1,211
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	495	494
6% 10/1/22	3,870	3,870
FTS International, Inc. 6.25% 5/1/22	5,060	5,092
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	2,390	2,414
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,085	2,028
5.75% 10/1/25 (a)	8,820	8,732
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	2,120	2,035
Jonah Energy LLC 7.25% 10/15/25 (a)	2,590	2,072
MEG Energy Corp.:
6.375% 1/30/23 (a)	940	846
7% 3/31/24 (a)	755	676
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,265	1,221
4.5% 9/15/27 (a)	880	821
NGPL PipeCo LLC:
4.375% 8/15/22 (a)	485	483
4.875% 8/15/27 (a)	485	472
Noble Holding International Ltd.:
6.05% 3/1/41	95	66
6.2% 8/1/40	2,660	1,875
7.75% 1/15/24	4,080	3,825
7.875% 2/1/26 (a)	1,795	1,808
Oasis Petroleum, Inc. 6.875% 3/15/22	905	932
Pacific Drilling V Ltd. 7.25% 12/1/17 (a)(b)	9,330	4,665
Parsley Energy LLC/Parsley:
5.625% 10/15/27 (a)	925	937
6.25% 6/1/24 (a)	4,520	4,723
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	1,795	1,853
7.25% 6/15/25	2,125	2,205
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (a)	3,315	3,348
Peabody Securities Finance Corp.:
6% 3/31/22 (a)	610	627
6.375% 3/31/25 (a)	755	787
Pride International, Inc. 7.875% 8/15/40	2,715	2,369
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	1,125	1,088
Sanchez Energy Corp. 7.25% 2/15/23 (a)	2,740	2,767
SemGroup Corp. 7.25% 3/15/26	4,510	4,476
SESI LLC 7.75% 9/15/24 (a)	1,160	1,201
SM Energy Co.:
5% 1/15/24	1,730	1,648
5.625% 6/1/25	2,565	2,488
6.125% 11/15/22	2,625	2,651
6.5% 11/15/21	800	812
6.5% 1/1/23	95	95
6.75% 9/15/26	845	860
Southwestern Energy Co.:
7.5% 4/1/26	1,730	1,778
7.75% 10/1/27	1,285	1,324
Src Energy, Inc. 6.25% 12/1/25 (a)	1,150	1,162
Summit Midstream Holdings LLC:
5.5% 8/15/22	1,520	1,474
5.75% 4/15/25	1,435	1,369
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (a)	2,080	2,048
5.5% 2/15/26 (a)	1,770	1,708
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25	1,070	1,038
5.375% 2/1/27	1,070	1,027
5.875% 4/15/26 (a)	1,370	1,363
Teine Energy Ltd. 6.875% 9/30/22 (a)	4,916	5,027
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	965	922
5% 1/31/28 (a)	965	903
6.625% 6/15/25 (a)(e)	1,480	1,580
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24	1,310	1,395
U.S.A. Compression Partners LP 6.875% 4/1/26 (a)	655	668
Ultra Resources, Inc.:
6.875% 4/15/22 (a)	1,725	1,268
7.125% 4/15/25 (a)	1,295	864
Weatherford International, Inc. 9.875% 3/1/25 (a)	4,435	4,235
WPX Energy, Inc. 8.25% 8/1/23	1,645	1,867
		215,457
Entertainment/Film - 0.7%
AMC Entertainment Holdings, Inc. 6.125% 5/15/27	1,405	1,359
Livent, Inc. 9.375% 10/15/04 (b)(c)	11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (a)	1,425	1,425
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(e)	9,050	8,959
		11,743
Environmental - 0.6%
Covanta Holding Corp.:
5.875% 3/1/24	4,680	4,610
6.375% 10/1/22	4,000	4,085
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	1,455	1,484
Waste Pro U.S.A., Inc. 5.5% 2/15/26 (a)	655	648
		10,827
Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	2,420	2,108
6.625% 6/15/24	930	867
Albertsons, Inc.:
6.625% 6/1/28	2,415	1,854
7.45% 8/1/29	220	178
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (a)(b)	2,606	2,609
9.375% 9/15/18 pay-in-kind (a)(b)(e)	3,014	1,763
Rite Aid Corp.:
6.875% 12/15/28 (a)(e)	5,785	4,744
7.7% 2/15/27	2,715	2,362
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)(b)	4,395	2,066
		18,551
Food/Beverage/Tobacco - 2.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,290	1,219
Darling International, Inc. 5.375% 1/15/22	1,280	1,306
ESAL GmbH 6.25% 2/5/23 (a)	3,315	3,158
JBS Investments GmbH:
7.25% 4/3/24 (a)	3,690	3,638
7.75% 10/28/20 (a)	4,850	4,929
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	3,150	2,960
5.875% 7/15/24 (a)	2,585	2,507
6.75% 2/15/28 (a)	4,025	3,864
Pilgrim's Pride Corp.:
5.75% 3/15/25 (a)	625	611
5.875% 9/30/27 (a)	1,110	1,060
Post Holdings, Inc.:
5.625% 1/15/28 (a)	2,640	2,521
5.75% 3/1/27 (a)	4,735	4,622
Vector Group Ltd. 6.125% 2/1/25 (a)	4,850	4,812
		37,207
Gaming - 1.4%
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	5,530	5,281
Eldorado Resorts, Inc. 6% 4/1/25	1,970	1,953
MGM Mirage, Inc. 8.625% 2/1/19	5,000	5,180
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	415	397
Scientific Games Corp.:
5% 10/15/25 (a)	550	531
10% 12/1/22	5,980	6,445
Station Casinos LLC 5% 10/1/25 (a)	2,400	2,298
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	1,390	1,362
5.5% 10/1/27 (a)	1,710	1,659
		25,106
Healthcare - 7.8%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	625	609
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	1,280	1,302
Community Health Systems, Inc.:
5.125% 8/1/21	2,535	2,332
6.25% 3/31/23	12,855	11,690
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	3,020	2,982
HCA Holdings, Inc.:
5.375% 2/1/25	4,375	4,353
5.875% 2/15/26	2,290	2,319
7.5% 2/15/22	5,095	5,605
HealthSouth Corp.:
5.75% 11/1/24	1,570	1,597
5.75% 9/15/25	400	409
Hologic, Inc.:
4.375% 10/15/25 (a)	1,860	1,790
4.625% 2/1/28 (a)	645	616
IMS Health, Inc. 5% 10/15/26 (a)	1,125	1,110
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	4,525	4,287
5.25% 8/1/26	1,890	1,838
Teleflex, Inc. 4.625% 11/15/27	765	733
Tenet Healthcare Corp.:
4.375% 10/1/21	3,350	3,300
4.625% 7/15/24 (a)	5,035	4,871
6.75% 2/1/20	1,800	1,854
6.75% 6/15/23	17,610	17,313
7.5% 1/1/22 (a)	1,220	1,286
8.125% 4/1/22	8,975	9,345
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/28 (a)	3,975	3,922
THC Escrow Corp. III 5.125% 5/1/25 (a)	6,430	6,269
Valeant Pharmaceuticals International, Inc.:
5.5% 3/1/23 (a)	4,720	4,260
5.875% 5/15/23 (a)	20,325	18,585
6.125% 4/15/25 (a)	5,110	4,609
7% 3/15/24 (a)	3,215	3,391
7.25% 7/15/22 (a)	315	318
7.5% 7/15/21 (a)	4,510	4,583
9% 12/15/25 (a)	2,040	2,066
9.25% 4/1/26 (a)	6,050	6,171
Vizient, Inc. 10.375% 3/1/24 (a)	2,275	2,520
Wellcare Health Plans, Inc. 5.25% 4/1/25	1,570	1,578
		139,813
Homebuilders/Real Estate - 0.8%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	1,290	1,313
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (a)	470	476
6.5% 12/15/20 (a)	1,840	1,863
Pisces Midco, Inc. 8% 4/15/26 (a)	4,550	4,567
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (a)	1,570	1,584
6.125% 4/1/25 (a)	1,150	1,157
West Street Merger Sub, Inc. 6.375% 9/1/25 (a)	2,105	2,068
William Lyon Homes, Inc. 5.875% 1/31/25	1,260	1,227
		14,255
Hotels - 0.4%
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (a)	4,570	4,570
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	2,730	2,757
		7,327
Insurance - 0.6%
Acrisure LLC 7% 11/15/25 (a)	2,770	2,618
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (a)	570	591
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (a)	2,765	2,881
Hub Holdings LLC/Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (a)(e)	1,220	1,224
HUB International Ltd. 7% 5/1/26 (a)	1,750	1,754
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	2,355	2,373
		11,441
Leisure - 0.8%
Mattel, Inc. 6.75% 12/31/25 (a)	7,015	6,830
NVA Holdings, Inc. 6.875% 4/1/26 (a)	975	982
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	1,400	1,423
7.25% 11/30/21 (a)	3,645	3,795
Voc Escrow Ltd. 5% 2/15/28 (a)	1,625	1,572
		14,602
Metals/Mining - 1.3%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (b)(c)	1,770	0
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (a)	650	671
Constellium NV 5.875% 2/15/26 (a)	780	768
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	2,020	1,919
6.875% 3/1/26 (a)	2,020	1,919
7% 2/15/21 (a)	2,665	2,680
7.5% 4/1/25 (a)	3,220	3,184
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	1,330	1,319
5.125% 3/15/23 (a)	1,920	1,910
Freeport-McMoRan, Inc. 6.875% 2/15/23	7,290	7,819
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (a)	1,200	1,329
Murray Energy Corp. 11.25% 4/15/21 (a)	1,145	498
		24,016
Paper - 0.1%
Flex Acquisition Co., Inc. 6.875% 1/15/25 (a)	940	945
Publishing/Printing - 0.8%
Cengage Learning, Inc. 9.5% 6/15/24 (a)	6,325	4,934
Clear Channel International BV 8.75% 12/15/20 (a)	505	526
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (a)	5,615	5,222
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(e)	3,310	3,310
		13,992
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (a)	3,545	3,411
Golden Nugget, Inc.:
6.75% 10/15/24 (a)	3,340	3,390
8.75% 10/1/25 (a)	1,630	1,703
KFC Holding Co./Pizza Hut Holding LLC 4.75% 6/1/27 (a)	1,530	1,471
		9,975
Services - 3.6%
APX Group, Inc.:
6.375% 12/1/19	2,336	2,307
7.625% 9/1/23	5,940	5,569
7.875% 12/1/22	11,850	11,909
8.75% 12/1/20	23,863	23,534
Aramark Services, Inc. 5% 2/1/28 (a)	3,170	3,084
Avantor, Inc. 6% 10/1/24 (a)	2,750	2,764
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	1,070	1,103
IHS Markit Ltd. 4% 3/1/26 (a)	825	790
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (a)	2,095	1,917
Laureate Education, Inc. 8.25% 5/1/25 (a)	4,775	5,133
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	5,108	4,227
United Rentals North America, Inc. 5.5% 5/15/27	1,355	1,352
		63,689
Steel - 0.6%
ArcelorMittal SA:
7.25% 10/15/39 (e)	3,113	3,689
7.25% 3/1/41 (e)	75	86
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (a)	1,495	1,559
Cliffs Natural Resources, Inc. 5.75% 3/1/25	5,055	4,875
		10,209
Super Retail - 0.4%
Netflix, Inc.:
4.375% 11/15/26	3,540	3,316
4.875% 4/15/28 (a)	2,060	1,947
5.875% 11/15/28 (a)	2,750	2,743
		8,006
Technology - 2.7%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (a)	10,620	11,563
Ceridian HCM Holding, Inc. 11% 3/15/21 (a)	4,345	4,475
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.875% 6/15/21 (a)	1,930	1,985
7.125% 6/15/24 (a)	1,880	2,002
EIG Investors Corp. 10.875% 2/1/24	3,405	3,694
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	5,375	5,657
Entegris, Inc. 4.625% 2/10/26 (a)	2,080	2,007
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	1,320	1,361
Match Group, Inc. 5% 12/15/27 (a)	1,485	1,455
Micron Technology, Inc. 5.5% 2/1/25	1,590	1,654
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	5,815	6,469
TTM Technologies, Inc. 5.625% 10/1/25 (a)	640	627
Veritas U.S., Inc./Veritas Bermuda Ltd. 10.5% 2/1/24 (a)	6,550	5,666
		48,615
Telecommunications - 6.3%
Altice Financing SA 7.5% 5/15/26 (a)	4,005	3,945
Altice Finco SA:
7.625% 2/15/25 (a)	4,995	4,758
8.125% 1/15/24 (a)	810	831
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (a)	2,015	1,997
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	1,295	1,298
5.375% 3/15/27	1,070	1,070
Equinix, Inc. 5.375% 5/15/27	1,575	1,603
Frontier Communications Corp.:
8.5% 4/1/26 (a)	4,565	4,439
11% 9/15/25	7,060	5,419
GCI, Inc. 6.875% 4/15/25	2,080	2,179
Intelsat Jackson Holdings SA 8% 2/15/24 (a)	8,435	8,909
Level 3 Financing, Inc. 6.125% 1/15/21	2,395	2,425
Neptune Finco Corp.:
10.125% 1/15/23 (a)	8,210	9,103
10.875% 10/15/25 (a)	5,445	6,384
Sable International Finance Ltd. 6.875% 8/1/22 (a)	2,415	2,539
SFR Group SA:
6% 5/15/22 (a)	3,933	3,876
6.25% 5/15/24 (a)	1,150	1,095
7.375% 5/1/26 (a)	3,100	3,003
Sprint Capital Corp. 8.75% 3/15/32	4,575	5,241
Sprint Communications, Inc.:
6% 11/15/22	9,884	10,094
9% 11/15/18 (a)	5,500	5,655
Sprint Corp.:
7.125% 6/15/24	4,195	4,320
7.625% 2/15/25	825	868
7.625% 3/1/26	1,540	1,621
7.875% 9/15/23	8,400	9,009
Wind Tre SpA 5% 1/20/26 (a)	3,195	2,682
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	4,400	4,367
6% 4/1/23	3,795	3,904
		112,634
Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (a)(d)	695	712
Transportation Ex Air/Rail - 1.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	5,575	4,516
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	7,435	5,623
11.25% 8/15/22 (a)	3,155	3,116
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	2,085	2,002
Teekay Corp. 8.5% 1/15/20	6,825	7,047
		22,304
Utilities - 4.7%
Calpine Corp.:
5.375% 1/15/23	2,615	2,507
5.75% 1/15/25	1,120	1,028
Dynegy, Inc.:
5.875% 6/1/23	2,830	2,897
7.375% 11/1/22	7,415	7,814
7.625% 11/1/24	11,430	12,287
8.125% 1/30/26 (a)	6,705	7,359
InterGen NV 7% 6/30/23 (a)	19,427	19,378
NRG Energy, Inc. 5.75% 1/15/28 (a)	9,470	9,375
Pattern Energy Group, Inc. 5.875% 2/1/24 (a)	965	984
Talen Energy Supply LLC:
6.5% 6/1/25	4,530	3,307
10.5% 1/15/26 (a)	7,000	6,038
TerraForm Global, Inc. 6.125% 3/1/26 (a)	3,110	3,149
The AES Corp.:
4% 3/15/21	3,920	3,943
4.5% 3/15/23	2,590	2,603
5.125% 9/1/27	1,500	1,523
		84,192

TOTAL NONCONVERTIBLE BONDS		1,214,124

TOTAL CORPORATE BONDS
(Cost $1,235,196)		1,219,510
	Shares	Value (000s)

Common Stocks - 19.5%
Air Transportation - 0.4%
Air Canada (g)	193,100	3,796
Delta Air Lines, Inc.	76,000	3,969

TOTAL AIR TRANSPORTATION		7,765

Automotive & Auto Parts - 1.2%
Allison Transmission Holdings, Inc.	164,200	6,402
Fiat Chrysler Automobiles NV	206,200	4,501
General Motors Co.	70,361	2,585
General Motors Co. warrants 7/10/19 (g)	11,706	227
Lear Corp.	30,800	5,759
Motors Liquidation Co. GUC Trust (g)	39,254	371
UC Holdings, Inc. (c)	29,835	720

TOTAL AUTOMOTIVE & AUTO PARTS		20,565

Banks & Thrifts - 0.7%
Bank of America Corp.	302,100	9,039
Wells Fargo & Co.	51,500	2,676
WMI Holdings Corp. (g)	17,605	24

TOTAL BANKS & THRIFTS		11,739

Broadcasting - 1.2%
AMC Networks, Inc. Class A (g)	82,700	4,300
Gray Television, Inc. (g)	594,070	6,713
Nexstar Broadcasting Group, Inc. Class A	122,000	7,595
Sinclair Broadcast Group, Inc. Class A	100,000	2,835

TOTAL BROADCASTING		21,443

Cable/Satellite TV - 0.3%
Charter Communications, Inc. Class A (g)	20,048	5,439
Chemicals - 1.9%
DowDuPont, Inc.	103,800	6,564
LyondellBasell Industries NV Class A	57,795	6,111
Platform Specialty Products Corp. (g)	825,030	8,308
The Chemours Co. LLC	216,300	10,471
Tronox Ltd. Class A	161,543	2,775

TOTAL CHEMICALS		34,229

Consumer Products - 0.5%
Newell Brands, Inc.	136,100	3,760
Spectrum Brands Holdings, Inc. (h)	81,100	5,847

TOTAL CONSUMER PRODUCTS		9,607

Containers - 0.2%
Graphic Packaging Holding Co.	255,174	3,649
Diversified Financial Services - 0.4%
The Blackstone Group LP	221,900	6,868
Diversified Media - 0.1%
MDC Partners, Inc. Class A (g)	175,000	1,321
Energy - 1.3%
Ascent Resources Marcellus Holdings, Inc. (c)	192,772	575
Ascent Resources Marcellus Holdings, Inc. warrants 3/30/23 (c)(g)	49,910	0
Baker Hughes, a GE Co. Class A	140,300	5,066
Contura Energy, Inc.	17	1
Contura Energy, Inc. warrants 7/26/23 (g)	354	9
Forbes Energy Services Ltd.	65,062	540
GulfMark Offshore, Inc.:
warrants 10/21/42 (g)	12,651	424
warrants 11/14/42 (g)	36,326	1,217
Parsley Energy, Inc. Class A (g)	165,900	4,982
Pioneer Natural Resources Co.	27,500	5,543
SM Energy Co.	150,700	3,609
Southwestern Energy Co. (g)	343,432	1,408

TOTAL ENERGY		23,374

Food/Beverage/Tobacco - 0.3%
Darling International, Inc. (g)	272,100	4,664
Gaming - 2.9%
Boyd Gaming Corp.	282,300	9,375
Eldorado Resorts, Inc. (g)	259,000	10,490
Golden Entertainment, Inc. (g)	159,987	4,280
Melco Crown Entertainment Ltd. sponsored ADR	208,600	6,510
MGM Mirage, Inc.	243,800	7,660
Penn National Gaming, Inc. (g)	284,600	8,626
Red Rock Resorts, Inc.	182,885	5,521

TOTAL GAMING		52,462

Healthcare - 1.6%
Allergan PLC	36,036	5,537
Boston Scientific Corp. (g)	210,300	6,040
HCA Holdings, Inc.	33,100	3,169
Jazz Pharmaceuticals PLC (g)	56,200	8,545
Legend Acquisition, Inc. (c)(g)	28,345	791
Tenet Healthcare Corp. (g)(h)	187,300	4,484

TOTAL HEALTHCARE		28,566

Homebuilders/Real Estate - 0.3%
Lennar Corp.:
Class A	90,987	4,812
Class B	2,415	103

TOTAL HOMEBUILDERS/REAL ESTATE		4,915

Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.	692	16
Services - 0.8%
HD Supply Holdings, Inc. (g)	237,400	9,190
United Rentals, Inc. (g)	36,900	5,535

TOTAL SERVICES		14,725

Steel - 0.0%
ANR, Inc. (g)	3,065	78
Super Retail - 0.0%
Arena Brands Holding Corp. Class B (c)(g)(i)	42,253	135
Technology - 3.7%
Alphabet, Inc. Class A (g)	6,500	6,621
Broadcom, Inc.	26,300	6,034
CDW Corp.	77,100	5,496
Ceridian HCM Holding, Inc.	300	9
Dell Technologies, Inc. (g)	71,100	5,103
Facebook, Inc. Class A (g)	28,694	4,935
First Data Corp. Class A (g)	390,000	7,059
Micron Technology, Inc. (g)	115,200	5,297
ON Semiconductor Corp. (g)	300,000	6,624
Presidio, Inc. (g)	379,844	5,819
Qorvo, Inc. (g)	85,600	5,769
Skyworks Solutions, Inc.	59,500	5,162
VeriSign, Inc. (g)	16,800	1,973

TOTAL TECHNOLOGY		65,901

Telecommunications - 1.0%
Alibaba Group Holding Ltd. sponsored ADR (g)	32,200	5,749
Altice U.S.A., Inc. Class A (h)	289,400	5,180
Pendrell Corp.	37	26
T-Mobile U.S., Inc. (g)	121,700	7,364

TOTAL TELECOMMUNICATIONS		18,319

Utilities - 0.7%
NRG Energy, Inc.	215,800	6,690
The AES Corp.	198,300	2,427
Vistra Energy Corp. (g)	116,382	2,659

TOTAL UTILITIES		11,776

TOTAL COMMON STOCKS
(Cost $299,731)		347,556

Convertible Preferred Stocks - 0.2%
Utilities - 0.2%
Vistra Energy Corp. 7.00% (g)
(Cost $3,793)	45,600	4,268
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 4.8%
Cable/Satellite TV - 0.4%
Mediacom Illinois LLC Tranche N, term loan 3 month U.S. LIBOR + 1.750% 3.5% 2/15/24 (e)(f)	2,595	2,601
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 5.3477% 1/31/26 (e)(f)	4,821	4,745

TOTAL CABLE/SATELLITE TV		7,346

Chemicals - 0.5%
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.66% 4/3/25 (e)(f)	7,475	7,497
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (e)(f)	223	225
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (e)(f)	515	520

TOTAL CHEMICALS		8,242

Energy - 1.0%
Ascent Resources Marcellus LLC term loan 3 month U.S. LIBOR + 6.500% 8.3869% 3/30/23 (e)(f)	268	268
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.2733% 12/31/21 (e)(f)	7,005	7,863
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.6471% 12/31/22 (e)(f)	4,425	4,515
Chief Exploration & Development, LLC. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 8.4161% 5/16/21 (e)(f)	2,295	2,268
Forbes Energy Services LLC Tranche B, term loan 14% 4/13/21 (c)(e)	663	668
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.8969% 3/1/24 (e)(f)	1,800	1,791
Pacific Drilling SA Tranche B, term loan 3 month U.S. LIBOR + 3.500% 0% 6/3/18 (b)(f)	564	202

TOTAL ENERGY		17,575

Entertainment/Film - 0.2%
Cinemark U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.75% 3/29/25 (e)(f)	3,232	3,242
Food & Drug Retail - 0.1%
Tops Markets LLC term loan:
3 month U.S. LIBOR + 9.500% 11.4375% 2/23/19 (c)(e)(f)	866	866
3 month U.S. LIBOR + 9.500% 11.4375% 2/23/19 (c)(e)(f)	866	866

TOTAL FOOD & DRUG RETAIL		1,732

Healthcare - 0.3%
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 10.302% 12/31/23 (e)(f)	2,030	2,035
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.552% 12/31/22 (e)(f)	2,613	2,600

TOTAL HEALTHCARE		4,635

Homebuilders/Real Estate - 0.2%
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.089% 4/12/25 (e)(f)	3,865	3,899
Leisure - 0.3%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 7/31/24 (e)(f)	55	55
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 2/28/25 (e)(f)	6,100	6,090

TOTAL LEISURE		6,145

Publishing/Printing - 0.1%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.1469% 6/7/23 (e)(f)	2,300	2,054
Services - 0.1%
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 8.250% 10.552% 8/22/25 (e)(f)	2,615	2,648
Super Retail - 0.4%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.9008% 9/25/24 (e)(f)	6,602	6,643
Technology - 0.6%
Kronos, Inc. term loan 3 month U.S. LIBOR + 8.250% 10.0234% 11/1/24 (e)(f)	3,650	3,777
Mcafee LLC Tranche B, term loan 3 month U.S. LIBOR + 8.500% 10.4008% 9/29/25 (e)(f)	1,865	1,890
Renaissance Learning, Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.302% 4/9/22 (e)(f)	3,165	3,172
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.89% 4/4/25 (e)(f)	1,985	2,002

TOTAL TECHNOLOGY		10,841

Telecommunications - 0.6%
Intelsat Jackson Holdings SA Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7063% 11/27/23 (e)(f)	11,065	11,131
TOTAL BANK LOAN OBLIGATIONS
(Cost $84,947)		86,133

Preferred Securities - 3.0%
Banks & Thrifts - 3.0%
Bank of America Corp.:
5.875%(e)(j)	7,110	7,154
6.1%(e)(j)	2,590	2,703
Barclays Bank PLC 7.625% 11/21/22	10,205	11,508
Citigroup, Inc. 5.35% (e)(j)	12,655	12,793
Credit Agricole SA:
6.625% (a)(e)(j)	4,590	4,732
7.875% (a)(e)(j)	2,365	2,586
8.125% (a)(e)(j)	6,230	7,132
Goldman Sachs Group, Inc. 5.375% (e)(j)	4,045	4,244
TOTAL PREFERRED SECURITIES
(Cost $51,452)		52,852
	Shares	Value (000s)

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 1.74% (k)	54,408,866	54,420
Fidelity Securities Lending Cash Central Fund 1.74% (k)(l)	8,096,548	8,097
TOTAL MONEY MARKET FUNDS
(Cost $62,517)		62,517
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $1,737,636)		1,772,836
NET OTHER ASSETS (LIABILITIES) - 0.7%		11,733
NET ASSETS - 100%		$1,784,569

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $733,452,000 or 41.1% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Level 3 security

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Non-income producing

 (h) Security or a portion of the security is on loan at period end.

 (i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $135,000 or 0.0% of net assets.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$1,538

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$564
Fidelity Securities Lending Cash Central Fund	82
Total	$646

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$103,267	$102,412	$--	$855
Consumer Staples	10,511	10,511	--	--
Energy	23,468	22,893	--	575
Financials	18,978	18,978	--	--
Health Care	28,566	27,775	--	791
Industrials	28,918	28,918	--	--
Information Technology	71,650	71,650	--	--
Materials	37,878	37,878	--	--
Telecommunication Services	12,544	12,544	--	--
Utilities	16,044	11,776	4,268	--
Corporate Bonds	1,219,510	--	1,219,509	1
Bank Loan Obligations	86,133	--	83,733	2,400
Preferred Securities	52,852	--	52,852	--
Money Market Funds	62,517	62,517	--	--
Total Investments in Securities:	$1,772,836	$407,852	$1,360,362	$4,622

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.0%
Canada	4.2%
Luxembourg	3.6%
Netherlands	3.1%
United Kingdom	1.8%
Multi-National	1.8%
Cayman Islands	1.4%
France	1.4%
Ireland	1.1%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,984) — See accompanying schedule: Unaffiliated issuers (cost $1,675,119)	$1,710,319
Fidelity Central Funds (cost $62,517)	62,517
Total Investment in Securities (cost $1,737,636)		$1,772,836
Cash		2
Receivable for investments sold		3,204
Receivable for fund shares sold		808
Dividends receivable		121
Interest receivable		23,675
Distributions receivable from Fidelity Central Funds		129
Prepaid expenses		1
Other receivables		62
Total assets		1,800,838
Liabilities
Payable for investments purchased
Regular delivery	$2,189
Delayed delivery	1,340
Payable for fund shares redeemed	2,576
Distributions payable	563
Accrued management fee	832
Distribution and service plan fees payable	289
Other affiliated payables	285
Other payables and accrued expenses	97
Collateral on securities loaned	8,098
Total liabilities		16,269
Net Assets		$1,784,569
Net Assets consist of:
Paid in capital		$1,722,388
Undistributed net investment income		25,386
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,595
Net unrealized appreciation (depreciation) on investments		35,200
Net Assets		$1,784,569
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($480,093 ÷ 43,102 shares)		$11.14
Maximum offering price per share (100/96.00 of $11.14)		$11.60
Class M:
Net Asset Value and redemption price per share ($353,020 ÷ 31,517 shares)		$11.20
Maximum offering price per share (100/96.00 of $11.20)		$11.67
Class C:
Net Asset Value and offering price per share ($136,370 ÷ 12,265 shares)(a)		$11.12
Class I:
Net Asset Value, offering price and redemption price per share ($815,086 ÷ 78,058 shares)		$10.44

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$4,494
Interest		59,809
Income from Fidelity Central Funds		646
Total income		64,949
Expenses
Management fee	$5,081
Transfer agent fees	1,430
Distribution and service plan fees	1,818
Accounting and security lending fees	305
Custodian fees and expenses	15
Independent trustees' fees and expenses	4
Registration fees	53
Audit	44
Legal	(277)
Miscellaneous	5
Total expenses before reductions	8,478
Expense reductions	(30)	8,448
Net investment income (loss)		56,501
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	958
Fidelity Central Funds	(1)
Foreign currency transactions	(22)
Total net realized gain (loss)		935
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(50,399)
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		(50,397)
Net gain (loss)		(49,462)
Net increase (decrease) in net assets resulting from operations		$7,039

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,501	$89,829
Net realized gain (loss)	935	31,482
Change in net unrealized appreciation (depreciation)	(50,397)	106,024
Net increase (decrease) in net assets resulting from operations	7,039	227,335
Distributions to shareholders from net investment income	(51,282)	(82,955)
Share transactions - net increase (decrease)	(26,328)	(209,589)
Redemption fees	18	143
Total increase (decrease) in net assets	(70,553)	(65,066)
Net Assets
Beginning of period	1,855,122	1,920,188
End of period	$1,784,569	$1,855,122
Other Information
Undistributed net investment income end of period	$25,386	$20,167

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor High Income Advantage Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.41	$10.57	$10.43	$10.88	$10.73	$10.21
Income from Investment Operations
Net investment income (loss)A	.348	.525	.501	.498	.480	.569
Net realized and unrealized gain (loss)	(.305)	.796	.123	(.489)	.236	.558
Total from investment operations	.043	1.321	.624	.009	.716	1.127
Distributions from net investment income	(.313)	(.482)	(.485)	(.451)	(.449)	(.482)
Distributions from net realized gain	–	–	–	(.010)	(.118)	(.127)
Total distributions	(.313)	(.482)	(.485)	(.461)	(.567)	(.609)
Redemption fees added to paid in capitalA	–B	.001	.001	.002	.001	.002
Net asset value, end of period	$11.14	$11.41	$10.57	$10.43	$10.88	$10.73
Total ReturnC,D,E	.36%	12.75%	6.30%	.06%	6.84%	11.39%
Ratios to Average Net AssetsF,G
Expenses before reductions	.98%H	1.02%	1.04%	1.02%	1.02%	1.02%
Expenses net of fee waivers, if any	.98%H	1.01%	1.03%	1.02%	1.02%	1.02%
Expenses net of all reductions	.98%H	1.01%	1.03%	1.02%	1.02%	1.02%
Net investment income (loss)	6.18%H	4.75%	4.94%	4.62%	4.42%	5.42%
Supplemental Data
Net assets, end of period (in millions)	$480	$507	$593	$636	$682	$698
Portfolio turnover rateI	49%H	49%	46%	42%	41%	66%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor High Income Advantage Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.47	$10.63	$10.49	$10.93	$10.78	$10.26
Income from Investment Operations
Net investment income (loss)A	.350	.529	.505	.501	.484	.573
Net realized and unrealized gain (loss)	(.306)	.795	.123	(.479)	.233	.555
Total from investment operations	.044	1.324	.628	.022	.717	1.128
Distributions from net investment income	(.314)	(.485)	(.489)	(.454)	(.450)	(.483)
Distributions from net realized gain	–	–	–	(.010)	(.118)	(.127)
Total distributions	(.314)	(.485)	(.489)	(.464)	(.568)	(.610)
Redemption fees added to paid in capitalA	–B	.001	.001	.002	.001	.002
Net asset value, end of period	$11.20	$11.47	$10.63	$10.49	$10.93	$10.78
Total ReturnC,D,E	.37%	12.71%	6.30%	.18%	6.81%	11.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.98%H	1.01%	1.03%	1.02%	1.01%	1.01%
Expenses net of fee waivers, if any	.98%H	1.01%	1.03%	1.02%	1.01%	1.01%
Expenses net of all reductions	.97%H	1.01%	1.03%	1.02%	1.01%	1.01%
Net investment income (loss)	6.19%H	4.76%	4.95%	4.63%	4.43%	5.43%
Supplemental Data
Net assets, end of period (in millions)	$353	$382	$409	$445	$504	$528
Portfolio turnover rateI	49%H	49%	46%	42%	41%	66%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor High Income Advantage Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.39	$10.55	$10.41	$10.86	$10.71	$10.19
Income from Investment Operations
Net investment income (loss)A	.304	.440	.424	.415	.398	.489
Net realized and unrealized gain (loss)	(.305)	.796	.122	(.488)	.237	.560
Total from investment operations	(.001)	1.236	.546	(.073)	.635	1.049
Distributions from net investment income	(.269)	(.397)	(.407)	(.369)	(.368)	(.404)
Distributions from net realized gain	–	–	–	(.010)	(.118)	(.127)
Total distributions	(.269)	(.397)	(.407)	(.379)	(.486)	(.531)
Redemption fees added to paid in capitalA	–B	.001	.001	.002	.001	.002
Net asset value, end of period	$11.12	$11.39	$10.55	$10.41	$10.86	$10.71
Total ReturnC,D,E	(.02)%	11.92%	5.51%	(.70)%	6.05%	10.58%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%H	1.78%	1.79%	1.78%	1.77%	1.77%
Expenses net of fee waivers, if any	1.75%H	1.77%	1.79%	1.78%	1.77%	1.77%
Expenses net of all reductions	1.75%H	1.77%	1.79%	1.78%	1.77%	1.77%
Net investment income (loss)	5.42%H	3.99%	4.18%	3.86%	3.67%	4.67%
Supplemental Data
Net assets, end of period (in millions)	$136	$156	$163	$171	$182	$183
Portfolio turnover rateI	49%H	49%	46%	42%	41%	66%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor High Income Advantage Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.70	$9.91	$9.78	$10.20	$10.10	$9.65
Income from Investment Operations
Net investment income (loss)A	.339	.517	.493	.488	.474	.561
Net realized and unrealized gain (loss)	(.287)	.750	.113	(.455)	.216	.524
Total from investment operations	.052	1.267	.606	.033	.690	1.085
Distributions from net investment income	(.312)	(.478)	(.477)	(.445)	(.473)	(.510)
Distributions from net realized gain	–	–	–	(.010)	(.118)	(.127)
Total distributions	(.312)	(.478)	(.477)	(.455)	(.591)	(.637)
Redemption fees added to paid in capitalA	–B	.001	.001	.002	.001	.002
Net asset value, end of period	$10.44	$10.70	$9.91	$9.78	$10.20	$10.10
Total ReturnC,D	.47%	13.06%	6.54%	.31%	7.02%	11.63%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.77%	.80%	.80%	.78%	.77%
Expenses net of fee waivers, if any	.74%G	.77%	.80%	.80%	.78%	.77%
Expenses net of all reductions	.74%G	.77%	.80%	.80%	.78%	.77%
Net investment income (loss)	6.43%G	5.00%	5.17%	4.84%	4.66%	5.68%
Supplemental Data
Net assets, end of period (in millions)	$815	$811	$755	$760	$658	$497
Portfolio turnover rateH	49%G	49%	46%	42%	41%	66%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, partnerships, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$126,945
Gross unrealized depreciation	(82,965)
Net unrealized appreciation (depreciation)	$43,980
Tax cost	$1,728,856

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $418,361 and $419,986, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$619	$21
Class M	-%	.25%	462	44
Class C	.75%	.25%	737	60
			$1,818	$125

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$37
Class M	5
Class C(a)	4
$46

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$381.16
Class M	274.15
Class C	121.17
Class I	654.16
	$1,430

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $82, including less than five hundred dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $20 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$13,672	$24,253
Class M	10,214	17,458
Class C	3,528	5,849
Class I	23,868	35,395
Total	$51,282	$82,955

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	3,150	7,810	$35,734	$86,026
Reinvestment of distributions	1,111	2,011	12,580	22,179
Shares redeemed	(5,558)	(21,570)	(62,956)	(238,752)
Net increase (decrease)	(1,297)	(11,749)	$(14,642)	$(130,547)
Class M
Shares sold	1,733	3,333	$19,814	$36,927
Reinvestment of distributions	841	1,459	9,576	16,192
Shares redeemed	(4,322)	(9,984)	(49,306)	(110,969)
Net increase (decrease)	(1,748)	(5,192)	$(19,916)	$(57,850)
Class C
Shares sold	634	1,799	$7,186	$19,762
Reinvestment of distributions	287	463	3,248	5,095
Shares redeemed	(2,325)	(4,082)	(26,306)	(44,978)
Net increase (decrease)	(1,404)	(1,820)	$(15,872)	$(20,121)
Class I
Shares sold	13,036	28,270	$138,537	$293,804
Reinvestment of distributions	2,015	2,942	21,383	30,479
Shares redeemed	(12,791)	(31,537)	(135,818)	(325,354)
Net increase (decrease)	2,260	(325)	$24,102	$(1,071)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Litigation.

The Fund, and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. In September 2017, an opinion was issued in a trial intended to help determine the value of any remaining, unreleased collateral. Management is evaluating the impact of this ruling and the parties have agreed to mediation. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $5,769 received in 2009. The Fund is also incurring legal costs in defending the case.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	.98%
Actual		$1,000.00	$1,003.60	$4.87
Hypothetical-C		$1,000.00	$1,019.93	$4.91
Class M	.98%
Actual		$1,000.00	$1,003.70	$4.87
Hypothetical-C		$1,000.00	$1,019.93	$4.91
Class C	1.75%
Actual		$1,000.00	$999.80	$8.68
Hypothetical-C		$1,000.00	$1,016.12	$8.75
Class I	.74%
Actual		$1,000.00	$1,004.70	$3.68
Hypothetical-C		$1,000.00	$1,021.12	$3.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

HY-SANN-0618
1.703458.120

Fidelity Advisor® High Income Fund Class A, Class M, Class C and Class I Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of April 30, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
CCO Holdings LLC/CCO Holdings Capital Corp.	3.3
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.3
Valeant Pharmaceuticals International, Inc.	1.7
APX Group, Inc.	1.5
Ensco PLC	1.5
10.3

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Energy	18.1
Cable/Satellite TV	7.8
Healthcare	6.9
Telecommunications	6.6
Utilities	6.4

Quality Diversification (% of fund's net assets)

As of April 30, 2018
BBB	0.3%
BB	41.8%
B	40.1%
CCC,CC,C	11.8%
Not Rated	2.2%
Equities	0.1%
Short-Term Investments and Net Other Assets	3.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of April 30, 2018*
Nonconvertible Bonds	83.9%
Convertible Bonds, Preferred Stocks	0.8%
Common Stocks	0.1%
Bank Loan Obligations	8.3%
Other Investments	3.2%
Short-Term Investments and Net Other Assets (Liabilities)	3.7%

 * Foreign investments - 23.9%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 84.7%
	Principal Amount	Value
Convertible Bonds - 0.8%
Broadcasting - 0.4%
DISH Network Corp.:
2.375% 3/15/24	$2,140,000	$1,846,523
3.375% 8/15/26	1,160,000	1,052,724
		2,899,247
Utilities - 0.4%
SolarCity Corp. 1.625% 11/1/19	3,060,000	2,841,819

TOTAL CONVERTIBLE BONDS		5,741,066

Nonconvertible Bonds - 83.9%
Aerospace - 1.9%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	1,740,000	1,749,709
Bombardier, Inc.:
6.125% 1/15/23 (a)	3,390,000	3,411,188
7.5% 12/1/24 (a)	2,015,000	2,120,788
7.5% 3/15/25 (a)	1,085,000	1,128,400
TransDigm, Inc.:
6% 7/15/22	1,140,000	1,155,675
6.375% 6/15/26	800,000	804,000
6.5% 5/15/25	3,390,000	3,449,325
		13,819,085
Air Transportation - 1.9%
Allegiant Travel Co. 5.5% 7/15/19	1,610,000	1,626,100
American Airlines Group, Inc.:
4.625% 3/1/20 (a)	840,000	846,300
5.5% 10/1/19 (a)	2,775,000	2,823,563
U.S. Airways Group, Inc. 6.125% 6/1/18	1,180,000	1,180,000
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	2,215,000	2,217,769
Series 2013-1 Class B, 5.375% 11/15/21	366,997	376,631
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	641,171	663,612
United Continental Holdings, Inc.:
4.25% 10/1/22	2,995,000	2,917,130
6% 12/1/20	615,000	645,627
		13,296,732
Automotive & Auto Parts - 0.2%
American Tire Distributors, Inc. 10.25% 3/1/22 (a)	485,000	255,838
Delphi Technologies PLC 5% 10/1/25 (a)	865,000	832,022
Jaguar Land Rover PLC 4.5% 10/1/27 (a)	575,000	517,500
		1,605,360
Banks & Thrifts - 0.4%
Ally Financial, Inc.:
4.25% 4/15/21	1,440,000	1,447,200
8% 11/1/31	1,005,000	1,221,276
		2,668,476
Broadcasting - 0.5%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	2,410,000	2,337,700
5% 8/1/27 (a)	1,570,000	1,496,406
		3,834,106
Building Materials - 0.5%
Building Materials Corp. of America 4.75% 1/15/28 (a)	1,595,000	1,487,338
CEMEX S.A.B. de CV:
5.7% 1/11/25 (a)	770,000	779,240
7.75% 4/16/26 (a)	1,330,000	1,458,345
		3,724,923
Cable/Satellite TV - 6.7%
Altice SA:
7.625% 2/15/25 (a)	860,000	775,075
7.75% 5/15/22 (a)	5,547,000	5,297,385
Altice U.S. Finance SA 5.5% 5/15/26 (a)	3,140,000	3,043,838
Cablevision Systems Corp. 5.875% 9/15/22	1,195,000	1,177,075
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	2,495,000	2,407,675
5% 2/1/28 (a)	6,965,000	6,431,342
5.125% 2/15/23	555,000	557,609
5.125% 5/1/23 (a)	1,880,000	1,886,016
5.125% 5/1/27 (a)	4,290,000	4,019,601
5.5% 5/1/26 (a)	3,445,000	3,354,397
5.75% 2/15/26 (a)	1,450,000	1,439,125
5.875% 4/1/24 (a)	1,945,000	1,974,194
5.875% 5/1/27 (a)	820,000	801,550
CSC Holdings LLC:
5.25% 6/1/24	1,550,000	1,452,156
5.375% 2/1/28 (a)	1,100,000	1,028,500
CSC Holdings, Inc. 5.5% 4/15/27 (a)	1,575,000	1,511,685
DISH DBS Corp.:
5.125% 5/1/20	385,000	383,075
5.875% 11/15/24	1,220,000	1,038,525
6.75% 6/1/21	1,535,000	1,527,325
7.75% 7/1/26	510,000	462,506
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (a)	595,000	578,638
5.5% 8/15/26 (a)	1,610,000	1,549,625
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	1,210,000	1,143,450
6% 1/15/27 (a)	2,185,000	2,042,975
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	1,770,000	1,668,225
		47,551,567
Chemicals - 3.6%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	750,000	738,716
3.45% 6/1/23	745,000	707,750
4.5% 12/1/26 (a)	540,000	540,075
5.15% 3/15/34	115,000	105,081
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (a)	2,045,000	2,111,463
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	1,520,000	1,474,400
5.25% 6/1/27 (a)	580,000	558,250
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	2,360,000	2,398,350
OCI NV 6.625% 4/15/23 (a)	2,265,000	2,296,710
Olin Corp.:
5% 2/1/30	645,000	614,363
5.125% 9/15/27	2,240,000	2,195,200
Platform Specialty Products Corp. 5.875% 12/1/25 (a)	2,020,000	1,969,500
TPC Group, Inc. 8.75% 12/15/20 (a)	4,290,000	4,268,550
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,830,000	1,802,550
Tronox Finance PLC 5.75% 10/1/25 (a)	360,000	350,100
Tronox, Inc. 6.5% 4/15/26 (a)	2,410,000	2,397,950
Valvoline, Inc. 4.375% 8/15/25	1,515,000	1,454,400
		25,983,408
Consumer Products - 0.3%
Coty, Inc. 6.5% 4/15/26 (a)	1,660,000	1,614,350
Prestige Brands, Inc. 6.375% 3/1/24 (a)	685,000	688,425
		2,302,775
Containers - 3.6%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (a)(b)	2,215,000	2,331,288
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	1,200,000	1,192,500
4.625% 5/15/23 (a)	2,450,000	2,456,125
6% 2/15/25 (a)	4,345,000	4,393,881
7.25% 5/15/24 (a)	865,000	912,575
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,460,000	1,350,500
OI European Group BV 4% 3/15/23 (a)	2,105,000	1,999,750
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	925,000	922,688
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.8477% 7/15/21 (a)(b)(c)	3,635,000	3,684,981
5.125% 7/15/23 (a)	2,030,000	2,038,891
5.75% 10/15/20	3,348,267	3,372,375
Silgan Holdings, Inc. 4.75% 3/15/25	1,085,000	1,049,846
		25,705,400
Diversified Financial Services - 5.9%
Aircastle Ltd.:
4.125% 5/1/24	705,000	690,900
5% 4/1/23	1,710,000	1,757,025
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	1,040,000	1,045,200
CIT Group, Inc.:
4.125% 3/9/21	790,000	790,830
5.25% 3/7/25	660,000	674,025
6.125% 3/9/28	600,000	620,250
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	1,410,000	1,360,650
FLY Leasing Ltd.:
5.25% 10/15/24	1,285,000	1,243,238
6.375% 10/15/21	785,000	818,268
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	4,260,000	4,307,925
6% 8/1/20	4,120,000	4,207,550
6.25% 2/1/22	5,720,000	5,834,400
6.375% 12/15/25	1,575,000	1,580,906
6.75% 2/1/24	760,000	779,000
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.64% 12/21/65 (a)(b)(c)	2,555,000	2,459,188
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.89% 12/21/65 (a)(b)(c)	4,420,000	4,254,250
MSCI, Inc.:
4.75% 8/1/26 (a)	1,585,000	1,570,497
5.25% 11/15/24 (a)	1,855,000	1,892,100
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	1,065,000	1,143,544
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,575,000	1,437,188
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	790,000	732,725
6.875% 2/15/23 (a)	275,000	266,063
SLM Corp. 5.5% 1/25/23	400,000	393,880
Tempo Acquisition LLC 6.75% 6/1/25 (a)	1,990,000	1,970,100
		41,829,702
Diversified Media - 0.8%
E.W. Scripps Co. 5.125% 5/15/25 (a)	1,210,000	1,125,300
MDC Partners, Inc. 6.5% 5/1/24 (a)	4,557,000	4,482,949
		5,608,249
Energy - 17.4%
Antero Resources Corp.:
5% 3/1/25	2,920,000	2,923,650
5.125% 12/1/22	2,120,000	2,130,600
5.625% 6/1/23 (Reg. S)	690,000	704,663
Antero Resources Finance Corp. 5.375% 11/1/21	510,000	515,891
Calfrac Holdings LP 7.5% 12/1/20 (a)	1,340,000	1,326,600
California Resources Corp. 8% 12/15/22 (a)	3,345,000	2,876,700
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	855,000	833,625
5.875% 3/31/25	2,070,000	2,134,087
7% 6/30/24	2,185,000	2,387,113
Chesapeake Energy Corp.:
4.875% 4/15/22	1,455,000	1,396,800
5.75% 3/15/23	2,205,000	2,034,113
8% 12/15/22 (a)	2,923,000	3,098,380
8% 1/15/25 (a)	425,000	412,038
8% 6/15/27 (a)	1,325,000	1,275,313
CNX Midstream Partners LP 6.5% 3/15/26 (a)	395,000	386,113
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8745% 6/15/22 (a)(b)(c)	4,680,000	4,668,300
6.875% 6/15/25 (a)	1,465,000	1,523,600
Continental Resources, Inc.:
4.375% 1/15/28 (a)	1,820,000	1,788,150
4.5% 4/15/23	2,085,000	2,111,063
4.9% 6/1/44	510,000	499,800
Covey Park Energy LLC 7.5% 5/15/25 (a)	1,275,000	1,281,375
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	1,355,000	1,341,450
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	3,840,000	3,916,800
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	1,265,000	1,201,750
Denbury Resources, Inc.:
4.625% 7/15/23	90,000	73,350
5.5% 5/1/22	305,000	266,113
6.375% 8/15/21	305,000	276,025
9% 5/15/21 (a)	2,220,000	2,319,900
9.25% 3/31/22 (a)	1,165,000	1,211,600
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	1,145,000	1,175,056
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	335,000	336,675
5.75% 1/30/28 (a)	340,000	341,700
Energy Transfer Equity LP 4.25% 3/15/23	2,515,000	2,426,975
Ensco PLC:
4.5% 10/1/24	2,830,000	2,302,913
5.2% 3/15/25	3,945,000	3,239,831
7.75% 2/1/26	3,830,000	3,600,200
8% 1/31/24	1,541,000	1,525,590
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	2,485,000	2,571,975
Exterran Energy Solutions LP 8.125% 5/1/25	780,000	826,800
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	3,480,000	3,471,300
6% 10/1/22	965,000	965,000
Extraction Oil & Gas, Inc. 5.625% 2/1/26 (a)	1,535,000	1,488,950
Forum Energy Technologies, Inc. 6.25% 10/1/21	1,525,000	1,517,375
FTS International, Inc. 6.25% 5/1/22	680,000	684,250
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	1,005,000	1,015,050
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	1,930,000	1,876,925
5.75% 10/1/25 (a)	1,470,000	1,455,300
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	875,000	840,000
Jonah Energy LLC 7.25% 10/15/25 (a)	1,075,000	860,000
Nabors Industries, Inc.:
5.5% 1/15/23	1,297,000	1,270,373
5.75% 2/1/25 (a)	2,045,000	1,937,638
Newfield Exploration Co. 5.375% 1/1/26	505,000	523,306
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,880,000	1,814,200
4.5% 9/15/27 (a)	365,000	340,363
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	350,000	333,375
NGPL PipeCo LLC:
4.375% 8/15/22 (a)	200,000	199,000
4.875% 8/15/27 (a)	200,000	194,438
Noble Holding International Ltd.:
5.25% 3/15/42	765,000	504,900
7.7% 4/1/25 (b)	1,125,000	1,006,875
7.75% 1/15/24	1,731,000	1,622,813
7.875% 2/1/26 (a)	745,000	750,588
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	265,000	264,338
5.375% 1/15/25 (a)	460,000	461,150
PBF Logistics LP/PBF Logistics Finance, Inc.:
6.875% 5/15/23 (a)	1,200,000	1,212,000
6.875% 5/15/23	1,650,000	1,666,500
Precision Drilling Corp.:
5.25% 11/15/24	510,000	480,522
6.5% 12/15/21	331,000	337,620
7.125% 1/15/26 (a)	635,000	641,350
7.75% 12/15/23	750,000	780,938
Range Resources Corp.:
4.875% 5/15/25	2,100,000	1,943,813
5% 3/15/23	3,845,000	3,698,890
Sanchez Energy Corp. 7.25% 2/15/23 (a)	2,370,000	2,393,700
SemGroup Corp. 7.25% 3/15/26	735,000	729,488
Southwestern Energy Co.:
4.1% 3/15/22	600,000	582,000
7.75% 10/1/27	1,350,000	1,390,500
Summit Midstream Holdings LLC 5.75% 4/15/25	1,285,000	1,225,864
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28 (a)	2,020,000	1,868,500
5.125% 2/1/25	470,000	455,900
5.25% 5/1/23	265,000	264,338
5.375% 2/1/27	470,000	451,200
5.875% 4/15/26 (a)	2,075,000	2,064,625
6.75% 3/15/24	2,005,000	2,095,225
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	405,000	386,775
5% 1/31/28 (a)	405,000	379,181
The Williams Companies, Inc. 3.7% 1/15/23	1,440,000	1,392,768
U.S.A. Compression Partners LP / 6.875% 4/1/26 (a)	260,000	265,200
Weatherford International Ltd.:
5.95% 4/15/42	253,000	183,425
6.5% 8/1/36	935,000	710,600
7% 3/15/38	560,000	439,600
9.875% 2/15/24	525,000	507,938
Weatherford International, Inc. 9.875% 3/1/25 (a)	2,845,000	2,716,975
Whiting Petroleum Corp.:
5.75% 3/15/21	1,455,000	1,489,556
6.625% 1/15/26 (a)	1,100,000	1,127,500
		124,542,675
Entertainment/Film - 0.3%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	1,787,323	1,769,450
Environmental - 0.4%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	2,683,000	2,736,660
Food & Drug Retail - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75% 3/15/25	1,120,000	975,800
Albertsons, Inc.:
6.625% 6/1/28	275,000	211,063
7.75% 6/15/26	85,000	74,588
8% 5/1/31	484,000	402,930
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)(d)	1,120,000	526,400
		2,190,781
Food/Beverage/Tobacco - 1.4%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,845,000	1,743,525
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	1,525,000	1,511,656
4.875% 11/1/26 (a)	610,000	604,663
Post Holdings, Inc.:
5% 8/15/26 (a)	1,280,000	1,200,000
5.625% 1/15/28 (a)	1,265,000	1,208,075
5.75% 3/1/27 (a)	1,070,000	1,044,427
Vector Group Ltd. 6.125% 2/1/25 (a)	2,960,000	2,936,675
		10,249,021
Gaming - 2.7%
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	2,885,000	2,755,175
MCE Finance Ltd. 4.875% 6/6/25 (a)	315,000	294,204
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	4,385,000	4,139,922
4.5% 1/15/28	1,460,000	1,343,200
Scientific Games Corp.:
5% 10/15/25 (a)	1,215,000	1,173,629
6.625% 5/15/21	4,020,000	4,100,400
Station Casinos LLC 5% 10/1/25 (a)	1,675,000	1,603,813
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,905,000	1,843,659
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	575,000	563,500
5.5% 10/1/27 (a)	1,735,000	1,682,967
		19,500,469
Healthcare - 6.8%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	1,010,000	983,488
Community Health Systems, Inc.:
6.25% 3/31/23	930,000	845,719
6.875% 2/1/22	3,405,000	1,864,238
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,750,000	1,728,125
HCA Holdings, Inc.:
4.5% 2/15/27	2,615,000	2,497,325
5% 3/15/24	1,915,000	1,936,544
5.25% 6/15/26	2,175,000	2,185,875
HealthSouth Corp.:
5.125% 3/15/23	1,535,000	1,558,025
5.75% 9/15/25	1,265,000	1,293,463
Hologic, Inc.:
4.375% 10/15/25 (a)	1,415,000	1,361,938
4.625% 2/1/28 (a)	265,000	253,075
Kindred Healthcare, Inc.:
8% 1/15/20	1,090,000	1,167,663
8.75% 1/15/23	610,000	653,463
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	875,000	829,063
5.25% 8/1/26	1,840,000	1,789,400
6.375% 3/1/24	895,000	939,750
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	1,650,000	1,633,500
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	505,000	508,788
5.5% 2/1/21	815,000	833,338
Service Corp. International 4.625% 12/15/27	1,575,000	1,540,035
SP Finco LLC 6.75% 7/1/25 (a)	675,000	637,875
Teleflex, Inc.:
4.625% 11/15/27	885,000	848,096
4.875% 6/1/26	2,024,000	1,995,664
Tenet Healthcare Corp.:
4.375% 10/1/21	1,465,000	1,443,025
4.625% 7/15/24 (a)	1,015,000	981,911
6.75% 6/15/23	1,370,000	1,346,881
THC Escrow Corp. III 5.125% 5/1/25 (a)	1,345,000	1,311,375
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	1,140,000	1,134,300
5.625% 12/1/21 (a)	820,000	793,350
5.875% 5/15/23 (a)	2,295,000	2,098,491
6.125% 4/15/25 (a)	6,400,000	5,772,608
6.5% 3/15/22 (a)	1,310,000	1,359,125
9% 12/15/25 (a)	860,000	870,750
Wellcare Health Plans, Inc. 5.25% 4/1/25	1,310,000	1,316,681
		48,312,947
Homebuilders/Real Estate - 1.9%
Beazer Homes U.S.A., Inc. 5.875% 10/15/27	1,470,000	1,345,050
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,410,000	1,406,475
Lennar Corp.:
4.75% 11/29/27 (a)	1,040,000	980,200
5% 6/15/27 (a)	1,520,000	1,466,800
5.875% 11/15/24 (a)	640,000	660,800
M.D.C. Holdings, Inc. 6% 1/15/43	505,000	469,650
Pisces Midco, Inc. 8% 4/15/26 (a)	1,345,000	1,349,977
PulteGroup, Inc. 5% 1/15/27	1,035,000	1,008,090
Starwood Property Trust, Inc. 4.75% 3/15/25 (a)	750,000	721,875
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	1,075,000	1,083,063
5.875% 4/15/23 (a)	760,000	777,100
TRI Pointe Homes, Inc. 5.25% 6/1/27	1,120,000	1,064,000
William Lyon Homes, Inc. 7% 8/15/22	1,395,000	1,428,131
		13,761,211
Hotels - 0.7%
Hilton Escrow Issuer LLC 4.25% 9/1/24	2,845,000	2,731,200
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	585,000	567,450
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,835,000	1,853,350
		5,152,000
Insurance - 0.1%
Acrisure LLC 7% 11/15/25 (a)	615,000	581,298
Leisure - 0.5%
NVA Holdings, Inc. 6.875% 4/1/26 (a)	390,000	392,925
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	590,000	599,558
7.25% 11/30/21 (a)	1,335,000	1,390,069
Viking Cruises Ltd. 5.875% 9/15/27 (a)	1,355,000	1,307,575
		3,690,127
Metals/Mining - 3.4%
ArcelorMittal SA 6.125% 6/1/25	715,000	773,988
Constellium NV 5.875% 2/15/26 (a)	1,165,000	1,147,525
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	1,250,000	1,187,500
6.875% 3/1/26 (a)	1,275,000	1,211,250
7% 2/15/21 (a)	1,485,000	1,493,353
7.25% 5/15/22 (a)	809,000	814,016
7.25% 4/1/23 (a)	3,585,000	3,575,321
7.5% 4/1/25 (a)	1,315,000	1,300,272
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	1,675,000	1,660,763
5.125% 3/15/23 (a)	770,000	766,150
5.125% 5/15/24 (a)	825,000	814,688
Freeport-McMoRan, Inc.:
3.55% 3/1/22	4,635,000	4,484,363
3.875% 3/15/23	575,000	551,281
4.55% 11/14/24	1,145,000	1,104,925
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	1,665,000	1,660,838
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	1,670,000	1,715,925
		24,262,158
Publishing/Printing - 0.6%
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	2,365,000	2,365,000
Multi-Color Corp. 4.875% 11/1/25 (a)	1,825,000	1,701,813
		4,066,813
Restaurants - 1.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	1,180,000	1,122,475
5% 10/15/25 (a)	2,075,000	1,996,544
Golden Nugget, Inc. 6.75% 10/15/24 (a)	3,065,000	3,110,975
Yum! Brands, Inc. 5.35% 11/1/43	1,260,000	1,121,400
		7,351,394
Services - 3.6%
APX Group, Inc.:
6.375% 12/1/19	2,976,000	2,938,800
7.625% 9/1/23	1,125,000	1,054,688
8.75% 12/1/20	7,465,000	7,362,356
Aramark Services, Inc.:
4.75% 6/1/26	3,135,000	3,040,950
5% 2/1/28 (a)	1,320,000	1,284,241
Ashtead Capital, Inc.:
4.125% 8/15/25 (a)	590,000	560,500
4.375% 8/15/27 (a)	620,000	585,125
Avantor, Inc.:
6% 10/1/24 (a)	1,140,000	1,145,700
9% 10/1/25 (a)	2,070,000	2,095,875
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	1,525,000	1,572,656
CDK Global, Inc. 4.875% 6/1/27	715,000	686,400
Laureate Education, Inc. 8.25% 5/1/25 (a)	1,860,000	1,999,500
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,625,000	1,344,688
		25,671,479
Steel - 0.9%
ArcelorMittal SA 7.25% 10/15/39 (b)	715,000	847,275
Cliffs Natural Resources, Inc.:
4.875% 1/15/24 (a)	1,575,000	1,535,625
5.75% 3/1/25	1,860,000	1,793,747
Commercial Metals Co. 5.375% 7/15/27	2,560,000	2,496,000
		6,672,647
Super Retail - 0.5%
Netflix, Inc.:
4.375% 11/15/26	2,245,000	2,103,228
4.875% 4/15/28 (a)	1,825,000	1,724,625
		3,827,853
Technology - 3.6%
Ceridian HCM Holding, Inc. 11% 3/15/21 (a)	175,000	180,250
EMC Corp. 2.65% 6/1/20	2,465,000	2,401,553
Gartner, Inc. 5.125% 4/1/25 (a)	525,000	526,155
Micron Technology, Inc.:
5.25% 1/15/24 (a)	1,045,000	1,087,323
5.5% 2/1/25	735,000	764,400
5.625% 1/15/26 (a)	1,140,000	1,225,158
Nuance Communications, Inc. 5.375% 8/15/20 (a)	1,566,000	1,573,830
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	1,490,000	1,460,200
4.125% 6/1/21 (a)	2,165,000	2,170,413
Open Text Corp. 5.875% 6/1/26 (a)	4,285,000	4,455,115
Qorvo, Inc. 6.75% 12/1/23	2,735,000	2,905,938
Sensata Technologies BV 5% 10/1/25 (a)	3,030,000	3,022,425
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	465,000	483,414
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	2,455,000	2,731,188
Symantec Corp. 5% 4/15/25 (a)	295,000	296,200
		25,283,562
Telecommunications - 4.9%
Altice Financing SA 6.625% 2/15/23 (a)	2,410,000	2,410,000
Altice Finco SA 7.625% 2/15/25 (a)	1,945,000	1,852,613
Frontier Communications Corp.:
10.5% 9/15/22	1,470,000	1,293,159
11% 9/15/25	2,460,000	1,888,050
Level 3 Financing, Inc. 5.375% 5/1/25	975,000	960,083
Qwest Corp. 6.75% 12/1/21	910,000	978,596
Sable International Finance Ltd. 6.875% 8/1/22 (a)	1,950,000	2,049,938
SBA Communications Corp. 4.875% 9/1/24	850,000	817,063
SFR Group SA:
6% 5/15/22 (a)	2,475,000	2,439,410
6.25% 5/15/24 (a)	490,000	466,725
Sprint Communications, Inc. 6% 11/15/22	2,300,000	2,348,875
Sprint Corp.:
7.25% 9/15/21	2,205,000	2,337,300
7.875% 9/15/23	765,000	820,463
T-Mobile U.S.A., Inc.:
4% 4/15/22	1,955,000	1,953,778
4.5% 2/1/26	1,525,000	1,467,813
5.125% 4/15/25	1,505,000	1,516,288
6.375% 3/1/25	1,140,000	1,197,000
Telecom Italia Capital SA 6.375% 11/15/33	1,115,000	1,211,894
U.S. West Communications 7.25% 9/15/25	1,005,000	1,080,228
Wind Tre SpA 5% 1/20/26 (a)	2,710,000	2,274,774
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	2,370,000	2,352,225
6.375% 5/15/25	1,200,000	1,242,240
		34,958,515
Transportation Ex Air/Rail - 0.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	4,950,000	4,009,500
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	615,000	465,094
11.25% 8/15/22 (a)	1,250,000	1,234,375
		5,708,969
Utilities - 5.8%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,080,000	5,525,008
DPL, Inc. 6.75% 10/1/19	563,000	579,890
Dynegy, Inc.:
5.875% 6/1/23	1,315,000	1,346,231
7.625% 11/1/24	1,890,000	2,031,750
8.125% 1/30/26 (a)	1,220,000	1,338,950
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	3,400,000	3,400,000
7% 6/15/23	4,325,000	4,368,250
InterGen NV 7% 6/30/23 (a)	1,430,000	1,426,425
NRG Energy, Inc.:
5.75% 1/15/28 (a)	875,000	866,250
6.25% 5/1/24	490,000	506,538
6.625% 1/15/27	1,795,000	1,848,850
NRG Yield Operating LLC 5% 9/15/26	905,000	880,113
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	7,757,390	8,494,303
The AES Corp.:
4% 3/15/21	1,570,000	1,579,059
4.5% 3/15/23	1,040,000	1,045,200
4.875% 5/15/23	2,590,000	2,606,188
5.125% 9/1/27	1,660,000	1,684,900
6% 5/15/26	1,500,000	1,567,500
		41,095,405

TOTAL NONCONVERTIBLE BONDS		599,315,217

TOTAL CORPORATE BONDS
(Cost $607,044,750)		605,056,283
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Forbes Energy Services Ltd.	47,062	390,615
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (e)(f)	1	23,749
TOTAL COMMON STOCKS
(Cost $3,115,580)		414,364
	Principal Amount	Value

Bank Loan Obligations - 8.3%
Aerospace - 0.7%
TransDigm, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7887% 6/9/23 (b)(c)	5,060,441	5,080,582
Air Transportation - 0.2%
American Airlines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8969% 12/14/23 (b)(c)	1,668,150	1,669,334
Cable/Satellite TV - 1.1%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3969% 1/25/26 (b)(c)	245,000	245,000
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 5.3477% 1/31/26 (b)(c)	1,328,325	1,307,364
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1469% 9/30/25 (b)(c)	1,645,000	1,642,121
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1455% 8/19/23 (b)(c)	2,203,925	2,124,033
Zayo Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9008% 1/19/21(b)(c)	737,550	740,213
Ziggo Secured Finance Partnership Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.3969% 4/15/25 (b)(c)	1,750,000	1,741,075

TOTAL CABLE/SATELLITE TV		7,799,806

Chemicals - 0.1%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (b)(c)	91,979	92,913
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (b)(c)	212,259	214,415

TOTAL CHEMICALS		307,328

Containers - 0.4%
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.3118% 1/29/25 (b)(c)	125,000	126,016
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 2/5/23 (b)(c)	2,674,360	2,691,075

TOTAL CONTAINERS		2,817,091

Energy - 0.3%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.6471% 12/31/22 (b)(c)	695,000	709,115
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.4436% 8/23/21 (b)(c)	1,160,000	1,226,700
Forbes Energy Services LLC Tranche B, term loan 14% 4/13/21 (b)(f)	479,871	483,470

TOTAL ENERGY		2,419,285

Entertainment/Film - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1469% 12/15/22 (b)(c)	1,190,840	1,194,936
Food & Drug Retail - 0.1%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9563% 6/22/23 (b)(c)	346,978	343,075
Tops Markets LLC term loan:
3 month U.S. LIBOR + 9.500% 11.4375% 2/23/19 (b)(c)(f)	220,760	220,760
3 month U.S. LIBOR + 9.500% 11.4375% 2/23/19 (b)(c)(f)	220,760	220,760

TOTAL FOOD & DRUG RETAIL		784,595

Food/Beverage/Tobacco - 0.2%
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9% 5/24/24 (b)(c)	1,419,724	1,425,814
Gaming - 0.7%
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 4/18/24 (b)(c)	1,265,438	1,270,892
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.91% 10/20/24 (b)(c)	1,999,988	2,014,987
3 month U.S. LIBOR + 7.000% 8.9% 10/20/25 (b)(c)	670,000	683,400
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.7264% 8/14/24 (b)(c)	668,650	672,515

TOTAL GAMING		4,641,794

Healthcare - 0.1%
HCA Holdings, Inc. Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 3.9008% 3/13/25 (b)(c)	880,000	888,923
Hotels - 0.0%
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3/29/25 (c)(g)	195,000	196,439
Leisure - 0.0%
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4008% 2/1/24 (b)(c)	235,000	234,633
Publishing/Printing - 0.1%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.3295% 8/24/22 (b)(c)	867,951	869,305
Services - 0.5%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.2342% 6/13/25 (b)(c)	85,000	83,959
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4842% 6/13/24 (b)(c)	388,050	387,654
Aramark Services, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.000% 3.9008% 3/11/25 (b)(c)	583,538	587,185
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6107% 6/21/24 (b)(c)	2,198,388	2,218,459

TOTAL SERVICES		3,277,257

Technology - 1.7%
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1508% 2/15/24 (b)(c)	1,838,154	1,846,205
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8796% 11/1/23 (b)(c)	2,806,703	2,830,448
Landesk Group, Inc. term loan 3 month U.S. LIBOR + 9.000% 10.91% 1/20/25 (b)(c)	515,000	487,319
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 3/3/23 (b)(c)	432,786	434,193
Syniverse Holdings, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.8952% 3/11/24 (b)(c)	650,000	656,773
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.8952% 3/9/23 (b)(c)	2,600,000	2,626,728
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9008% 7/13/23 (b)(c)	3,191,400	3,211,346

TOTAL TECHNOLOGY		12,093,012

Telecommunications - 1.7%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 5.0977% 7/15/25 (b)(c)	663,300	656,150
3 month U.S. LIBOR + 2.750% 5.0977% 1/31/26 (b)(c)	1,358,175	1,338,930
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1483% 2/22/24 (b)(c)	1,570,000	1,576,547
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9008% 2/1/24 (b)(c)	2,079,000	2,055,944
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.1508% 2/2/26 (b)(c)	1,235,000	1,242,719
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.4008% 11/1/24 (b)(c)	2,209,463	2,237,081
3 month U.S. LIBOR + 8.250% 10.1508% 11/1/25 (b)(c)	740,000	746,786
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 7/31/25 (b)(c)	1,989,900	1,954,719

TOTAL TELECOMMUNICATIONS		11,808,876

Utilities - 0.2%
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 5/31/22 (c)(g)	1,623,600	1,625,289
TOTAL BANK LOAN OBLIGATIONS
(Cost $58,744,684)		59,134,299

Preferred Securities - 3.2%
Banks & Thrifts - 2.9%
Bank of America Corp.:
5.875%(b)(h)	1,305,000	1,313,161
6.25% (b)(h)	1,600,000	1,683,489
6.5% (b)(h)	635,000	674,002
Barclays PLC 6.625% (b)(h)	2,935,000	3,022,349
Citigroup, Inc.:
5.875% (b)(h)	785,000	810,974
5.95% (b)(h)	1,235,000	1,284,337
5.95% (b)(h)	1,135,000	1,187,298
Credit Agricole SA:
6.625% (a)(b)(h)	4,015,000	4,139,092
7.875% (a)(b)(h)	1,480,000	1,618,152
Goldman Sachs Group, Inc. 5% (b)(h)	2,930,000	2,887,305
Royal Bank of Scotland Group PLC:
7.5% (b)(h)	925,000	977,514
8.625% (b)(h)	1,415,000	1,560,038

TOTAL BANKS & THRIFTS		21,157,711

Energy - 0.3%
Andeavor Logistics LP 6.875% (b)(h)	1,940,000	1,977,372
TOTAL PREFERRED SECURITIES
(Cost $22,215,938)		23,135,083
	Shares	Value

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 1.74% (i)
(Cost $15,298,455)	15,295,681	15,298,740
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $706,419,407)		703,038,769
NET OTHER ASSETS (LIABILITIES) - 1.6%		11,473,330
NET ASSETS - 100%		$714,512,099

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $339,357,139 or 47.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing - Security is in default.

 (e) Non-income producing

 (f) Level 3 security

 (g) The coupon rate will be determined upon settlement of the loan after period end.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$131,106
Total	$131,106

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$390,615	$390,615	$--	$--
Telecommunication Services	23,749	--	--	23,749
Corporate Bonds	605,056,283	--	605,056,283	--
Bank Loan Obligations	59,134,299	--	58,209,309	924,990
Preferred Securities	23,135,083	--	23,135,083	--
Money Market Funds	15,298,740	15,298,740	--	--
Total Investments in Securities:	$703,038,769	$15,689,355	$686,400,675	$948,739

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.1%
Canada	6.3%
Luxembourg	3.6%
Netherlands	3.0%
United Kingdom	2.7%
France	1.5%
Cayman Islands	1.3%
Ireland	1.2%
Multi-National	1.2%
Bermuda	1.1%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $691,120,952)	$687,740,029
Fidelity Central Funds (cost $15,298,455)	15,298,740
Total Investment in Securities (cost $706,419,407)		$703,038,769
Cash		97,867
Receivable for investments sold		4,428,605
Receivable for fund shares sold		743,251
Interest receivable		10,217,032
Distributions receivable from Fidelity Central Funds		20,420
Prepaid expenses		405
Total assets		718,546,349
Liabilities
Payable for investments purchased	$2,122,394
Payable for fund shares redeemed	1,130,360
Distributions payable	169,637
Accrued management fee	332,267
Distribution and service plan fees payable	112,509
Other affiliated payables	128,154
Other payables and accrued expenses	38,929
Total liabilities		4,034,250
Net Assets		$714,512,099
Net Assets consist of:
Paid in capital		$745,340,615
Undistributed net investment income		4,162,228
Accumulated undistributed net realized gain (loss) on investments		(31,610,106)
Net unrealized appreciation (depreciation) on investments		(3,380,638)
Net Assets		$714,512,099
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($174,598,544 ÷ 22,619,550 shares)		$7.72
Maximum offering price per share (100/96.00 of $7.72)		$8.04
Class M:
Net Asset Value and redemption price per share ($55,277,156 ÷ 7,176,352 shares)		$7.70
Maximum offering price per share (100/96.00 of $7.70)		$8.02
Class C:
Net Asset Value and offering price per share ($76,676,800 ÷ 9,963,931 shares)(a)		$7.70
Class I:
Net Asset Value, offering price and redemption price per share ($407,959,599 ÷ 52,757,456 shares)		$7.73

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$915,346
Interest		21,322,417
Income from Fidelity Central Funds		131,106
Total income		22,368,869
Expenses
Management fee	$2,081,299
Transfer agent fees	658,728
Distribution and service plan fees	712,233
Accounting fees and expenses	141,197
Custodian fees and expenses	9,478
Independent trustees' fees and expenses	1,503
Registration fees	35,449
Audit	38,499
Legal	1,410
Miscellaneous	2,552
Total expenses before reductions	3,682,348
Expense reductions	(4,735)	3,677,613
Net investment income (loss)		18,691,256
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,350,906
Total net realized gain (loss)		3,350,906
Change in net unrealized appreciation (depreciation) on investment securities		(25,922,927)
Net gain (loss)		(22,572,021)
Net increase (decrease) in net assets resulting from operations		$(3,880,765)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,691,256	$39,663,163
Net realized gain (loss)	3,350,906	13,447,344
Change in net unrealized appreciation (depreciation)	(25,922,927)	7,855,486
Net increase (decrease) in net assets resulting from operations	(3,880,765)	60,965,993
Distributions to shareholders from net investment income	(20,436,187)	(36,726,255)
Share transactions - net increase (decrease)	(40,739,487)	(69,327,170)
Redemption fees	9,915	78,490
Total increase (decrease) in net assets	(65,046,524)	(45,008,942)
Net Assets
Beginning of period	779,558,623	824,567,565
End of period	$714,512,099	$779,558,623
Other Information
Undistributed net investment income end of period	$4,162,228	$5,907,159

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor High Income Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$7.97	$7.73	$7.61	$8.33	$8.77	$8.73
Income from Investment Operations
Net investment income (loss)A	.194	.399	.421	.430	.432	.473
Net realized and unrealized gain (loss)	(.232)	.208	.089	(.523)	(.058)	.117
Total from investment operations	(.038)	.607	.510	(.093)	.374	.590
Distributions from net investment income	(.212)	(.368)	(.392)	(.424)	(.429)	(.457)
Distributions from net realized gain	–	–	–	(.204)	(.386)	(.094)
Total distributions	(.212)	(.368)	(.392)	(.628)	(.815)	(.551)
Redemption fees added to paid in capitalA	–B	.001	.002	.001	.001	.001
Net asset value, end of period	$7.72	$7.97	$7.73	$7.61	$8.33	$8.77
Total ReturnC,D,E	(.48)%	8.02%	7.09%	(1.13)%	4.51%	6.99%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.03%H	1.03%	1.04%	1.03%	1.03%	1.03%
Expenses net of fee waivers, if any	1.03%H	1.03%	1.04%	1.03%	1.03%	1.03%
Expenses net of all reductions	1.03%H	1.03%	1.04%	1.03%	1.03%	1.03%
Net investment income (loss)	5.00%H	5.06%	5.68%	5.45%	5.09%	5.40%
Supplemental Data
Net assets, end of period (000 omitted)	$174,599	$191,744	$223,620	$227,596	$243,987	$280,769
Portfolio turnover rateI	60%H	63%	61%	60%	79%	76%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor High Income Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$7.95	$7.71	$7.59	$8.31	$8.76	$8.72
Income from Investment Operations
Net investment income (loss)A	.193	.395	.418	.428	.429	.469
Net realized and unrealized gain (loss)	(.232)	.209	.089	(.524)	(.067)	.119
Total from investment operations	(.039)	.604	.507	(.096)	.362	.588
Distributions from net investment income	(.211)	(.365)	(.389)	(.421)	(.427)	(.455)
Distributions from net realized gain	–	–	–	(.204)	(.386)	(.094)
Total distributions	(.211)	(.365)	(.389)	(.625)	(.813)	(.549)
Redemption fees added to paid in capitalA	–B	.001	.002	.001	.001	.001
Net asset value, end of period	$7.70	$7.95	$7.71	$7.59	$8.31	$8.76
Total ReturnC,D,E	(.49)%	8.00%	7.06%	(1.16)%	4.38%	6.97%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.05%H	1.06%	1.06%	1.05%	1.05%	1.05%
Expenses net of fee waivers, if any	1.05%H	1.05%	1.06%	1.05%	1.05%	1.05%
Expenses net of all reductions	1.05%H	1.05%	1.06%	1.05%	1.05%	1.05%
Net investment income (loss)	4.98%H	5.03%	5.65%	5.43%	5.07%	5.38%
Supplemental Data
Net assets, end of period (000 omitted)	$55,277	$61,488	$70,205	$79,379	$86,166	$90,901
Portfolio turnover rateI	60%H	63%	61%	60%	79%	76%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor High Income Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$7.95	$7.70	$7.59	$8.30	$8.75	$8.71
Income from Investment Operations
Net investment income (loss)A	.164	.337	.363	.370	.365	.405
Net realized and unrealized gain (loss)	(.232)	.219	.079	(.515)	(.066)	.119
Total from investment operations	(.068)	.556	.442	(.145)	.299	.524
Distributions from net investment income	(.182)	(.307)	(.334)	(.362)	(.364)	(.391)
Distributions from net realized gain	–	–	–	(.204)	(.386)	(.094)
Total distributions	(.182)	(.307)	(.334)	(.566)	(.750)	(.485)
Redemption fees added to paid in capitalA	–B	.001	.002	.001	.001	.001
Net asset value, end of period	$7.70	$7.95	$7.70	$7.59	$8.30	$8.75
Total ReturnC,D,E	(.87)%	7.35%	6.14%	(1.78)%	3.60%	6.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.80%H	1.79%	1.80%	1.80%	1.80%	1.79%
Expenses net of fee waivers, if any	1.80%H	1.79%	1.80%	1.80%	1.80%	1.79%
Expenses net of all reductions	1.80%H	1.79%	1.80%	1.80%	1.80%	1.79%
Net investment income (loss)	4.22%H	4.29%	4.91%	4.68%	4.32%	4.64%
Supplemental Data
Net assets, end of period (000 omitted)	$76,677	$88,686	$97,833	$94,752	$114,455	$126,952
Portfolio turnover rateI	60%H	63%	61%	60%	79%	76%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor High Income Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$7.99	$7.74	$7.62	$8.34	$8.79	$8.75
Income from Investment Operations
Net investment income (loss)A	.203	.416	.438	.445	.447	.489
Net realized and unrealized gain (loss)	(.242)	.219	.089	(.523)	(.068)	.116
Total from investment operations	(.039)	.635	.527	(.078)	.379	.605
Distributions from net investment income	(.221)	(.386)	(.409)	(.439)	(.444)	(.472)
Distributions from net realized gain	–	–	–	(.204)	(.386)	(.094)
Total distributions	(.221)	(.386)	(.409)	(.643)	(.830)	(.566)
Redemption fees added to paid in capitalA	–B	.001	.002	.001	.001	.001
Net asset value, end of period	$7.73	$7.99	$7.74	$7.62	$8.34	$8.79
Total ReturnC,D	(.49)%	8.39%	7.31%	(.94)%	4.57%	7.16%
Ratios to Average Net AssetsE,F
Expenses before reductions	.81%G	.80%	.82%	.87%	.87%	.87%
Expenses net of fee waivers, if any	.81%G	.80%	.82%	.85%	.85%	.85%
Expenses net of all reductions	.81%G	.80%	.82%	.85%	.85%	.85%
Net investment income (loss)	5.21%G	5.28%	5.89%	5.63%	5.27%	5.58%
Supplemental Data
Net assets, end of period (000 omitted)	$407,960	$437,641	$432,910	$361,760	$337,377	$358,238
Portfolio turnover rateH	60%G	63%	61%	60%	79%	76%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Advisor High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, defaulted bonds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,073,072
Gross unrealized depreciation	(16,622,892)
Net unrealized appreciation (depreciation)	$(549,820)
Tax cost	$703,588,589

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(16,504,390)
Long-term	(18,286,085)
Total capital loss carryforward	$(34,790,475)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $215,760,489 and $252,801,899, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$228,765	$6,976
Class M	-%	.25%	73,436	941
Class C	.75%	.25%	410,032	26,930
			$712,233	$34,847

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$23,686
Class M	2,348
Class C(a)	1,289
$27,323

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$140,723.16
Class M	50,060.17
Class C	69,483.17
Class I	398,462.19
	$658,728

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $596 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,086 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,441.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,294.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$4,959,406	$9,515,108
Class M	1,590,425	2,956,751
Class C	1,913,192	3,737,500
Class I	11,973,164	20,516,896
Total	$20,436,187	$36,726,255

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	1,668,221	4,274,945	$13,086,720	$33,549,610
Reinvestment of distributions	560,419	1,068,579	4,390,414	8,416,417
Shares redeemed	(3,664,608)	(10,231,300)	(28,720,781)	(80,486,859)
Net increase (decrease)	(1,435,968)	(4,887,776)	$(11,243,647)	$(38,520,832)
Class M
Shares sold	432,973	898,800	$3,396,000	$7,023,251
Reinvestment of distributions	188,965	338,516	1,477,268	2,663,455
Shares redeemed	(1,175,803)	(2,612,833)	(9,196,620)	(20,330,619)
Net increase (decrease)	(553,865)	(1,375,517)	$(4,323,352)	$(10,643,913)
Class C
Shares sold	320,406	1,327,140	$2,505,187	$10,364,683
Reinvestment of distributions	227,924	432,438	1,780,432	3,399,020
Shares redeemed	(1,744,412)	(3,300,673)	(13,659,763)	(25,902,554)
Net increase (decrease)	(1,196,082)	(1,541,095)	$(9,374,144)	$(12,138,851)
Class I
Shares sold	9,259,600	19,143,899	$72,848,600	$151,063,114
Reinvestment of distributions	1,473,264	2,509,674	11,561,860	19,816,828
Shares redeemed	(12,782,000)	(22,778,405)	(100,208,804)	(178,903,516)
Net increase (decrease)	(2,049,136)	(1,124,832)	$(15,798,344)	$(8,023,574)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.03%
Actual		$1,000.00	$995.20	$5.10
Hypothetical-C		$1,000.00	$1,019.69	$5.16
Class M	1.05%
Actual		$1,000.00	$995.10	$5.19
Hypothetical-C		$1,000.00	$1,019.59	$5.26
Class C	1.80%
Actual		$1,000.00	$991.30	$8.89
Hypothetical-C		$1,000.00	$1,015.87	$9.00
Class I	.81%
Actual		$1,000.00	$995.10	$4.01
Hypothetical-C		$1,000.00	$1,020.78	$4.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AHI-SANN-0618
1.741814.118

Fidelity Advisor® Value Fund Class A, Class M, Class C, Class I and Class Z Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Sempra Energy	1.4
Discover Financial Services	1.3
U.S. Bancorp	1.2
Synchrony Financial	1.2
Xcel Energy, Inc.	1.2
American Tower Corp.	1.1
PPL Corp.	1.1
Wells Fargo & Co.	1.0
Berkshire Hathaway, Inc. Class B	1.0
NRG Energy, Inc.	1.0
11.5

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Financials	17.7
Consumer Discretionary	13.1
Real Estate	11.5
Industrials	10.7
Energy	9.1

Asset Allocation (% of fund's net assets)

As of April 30, 2018*
Stocks and Equity Futures	98.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 15.9%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.8%
Adient PLC	3,300	$202,257
American Axle & Manufacturing Holdings, Inc. (a)	39,835	611,069
		813,326
Diversified Consumer Services - 0.7%
Houghton Mifflin Harcourt Co. (a)	61,776	420,077
ServiceMaster Global Holdings, Inc. (a)	5,478	277,187
		697,264
Hotels, Restaurants & Leisure - 2.2%
DineEquity, Inc.	4,700	372,898
Eldorado Resorts, Inc. (a)	20,058	812,349
U.S. Foods Holding Corp. (a)	24,102	823,806
Wyndham Worldwide Corp.	1,738	198,497
		2,207,550
Household Durables - 1.1%
D.R. Horton, Inc.	18,380	811,293
Tempur Sealy International, Inc. (a)(b)	7,400	331,150
		1,142,443
Internet & Direct Marketing Retail - 0.6%
Liberty Interactive Corp. QVC Group Series A (a)	24,158	565,539
Leisure Products - 0.8%
Mattel, Inc. (b)	45,151	668,235
Vista Outdoor, Inc. (a)	8,233	137,903
		806,138
Media - 4.3%
Discovery Communications, Inc. Class A (a)(b)	12,200	288,530
DISH Network Corp. Class A (a)	9,448	316,980
Entercom Communications Corp. Class A	53,800	546,070
GCI Liberty, Inc. (a)	7,916	353,054
Grupo Televisa SA de CV (CPO) sponsored ADR	14,974	268,334
Liberty Broadband Corp. Class C (a)	4,169	295,540
Liberty Global PLC Class C (a)	13,384	389,474
Nexstar Broadcasting Group, Inc. Class A	3,600	224,100
Omnicom Group, Inc.	10,095	743,598
Sinclair Broadcast Group, Inc. Class A	22,440	636,174
Twenty-First Century Fox, Inc. Class A	8,987	328,565
		4,390,419
Specialty Retail - 2.6%
Lowe's Companies, Inc.	8,206	676,421
Michaels Companies, Inc. (a)	12,600	234,612
O'Reilly Automotive, Inc. (a)	3,291	842,726
Sally Beauty Holdings, Inc. (a)	22,000	380,380
Signet Jewelers Ltd.	13,361	519,476
		2,653,615

TOTAL CONSUMER DISCRETIONARY		13,276,294

CONSUMER STAPLES - 5.3%
Beverages - 0.3%
Cott Corp.	20,506	293,228
Food & Staples Retailing - 0.6%
CVS Health Corp.	8,105	565,972
Food Products - 3.0%
Darling International, Inc. (a)	33,314	571,002
Greencore Group PLC	123,600	270,129
Kellogg Co.	1,850	108,965
Nomad Foods Ltd. (a)	25,023	412,629
The Hershey Co.	757	69,599
The J.M. Smucker Co.	5,801	661,778
TreeHouse Foods, Inc. (a)	9,196	354,046
Tyson Foods, Inc. Class A	8,832	619,123
		3,067,271
Household Products - 0.4%
Spectrum Brands Holdings, Inc.	6,400	461,440
Personal Products - 0.5%
Coty, Inc. Class A	26,715	463,505
Tobacco - 0.5%
British American Tobacco PLC (United Kingdom)	9,000	493,628

TOTAL CONSUMER STAPLES		5,345,044

ENERGY - 9.1%
Energy Equipment & Services - 1.6%
Baker Hughes, a GE Co. Class A	24,321	878,231
C&J Energy Services, Inc. (a)	3,357	100,240
Dril-Quip, Inc. (a)	620	25,699
Halliburton Co.	2,377	125,957
Nabors Industries Ltd.	49,700	378,217
TechnipFMC PLC	2,369	78,082
		1,586,426
Oil, Gas & Consumable Fuels - 7.5%
Andeavor	3,481	481,492
Boardwalk Pipeline Partners, LP	36,972	420,372
Cenovus Energy, Inc.	41,569	416,354
Cheniere Energy, Inc. (a)	8,155	474,295
Concho Resources, Inc. (a)	1,816	285,493
Diamondback Energy, Inc. (a)	2,377	305,326
Encana Corp.	28,700	357,423
Energen Corp. (a)	2,528	165,432
Enterprise Products Partners LP	8,167	219,202
EQT Corp.	11,354	569,857
GasLog Ltd.	19,504	328,642
Golar LNG Ltd.	9,600	308,640
Lundin Petroleum AB	14,000	387,226
Marathon Petroleum Corp.	7,277	545,120
Newfield Exploration Co. (a)	4,244	126,471
Phillips 66 Co.	3,488	388,249
Plains GP Holdings LP Class A	10,800	261,576
Teekay Corp.	37,800	333,396
Teekay LNG Partners LP	30,500	556,625
Teekay Offshore Partners LP	116,800	325,872
WPX Energy, Inc. (a)	22,041	376,681
		7,633,744

TOTAL ENERGY		9,220,170

FINANCIALS - 17.7%
Banks - 4.6%
Bank Ireland Group PLC	5,727	51,212
CIT Group, Inc.	18,202	963,796
EFG Eurobank Ergasias SA (a)	53,316	67,539
First Citizen Bancshares, Inc.	529	228,681
First Citizen Bancshares, Inc. Class A	908	392,519
PNC Financial Services Group, Inc.	4,300	626,123
Prosperity Bancshares, Inc.	1,260	90,430
U.S. Bancorp	24,044	1,213,020
Wells Fargo & Co.	20,178	1,048,449
		4,681,769
Capital Markets - 3.9%
Ameriprise Financial, Inc.	1,800	252,378
Apollo Global Management LLC Class A	27,557	794,744
Ares Capital Corp.	7,230	115,969
Ares Management LP	20,400	448,800
Brookfield Asset Management, Inc. Class A	4,050	160,524
Franklin Resources, Inc.	8,180	275,175
KKR & Co. LP	7,474	156,506
Legg Mason, Inc.	17,488	694,274
State Street Corp.	3,300	329,274
The Blackstone Group LP	17,589	544,380
Tullett Prebon PLC	31,500	204,341
		3,976,365
Consumer Finance - 4.6%
Ally Financial, Inc.	9,049	236,179
Capital One Financial Corp.	9,230	836,423
Discover Financial Services	18,470	1,315,988
OneMain Holdings, Inc. (a)	17,116	528,029
SLM Corp. (a)	41,700	478,716
Synchrony Financial	36,178	1,200,024
Trisura Group Ltd.	28	540
		4,595,899
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	5,370	1,040,330
Donnelley Financial Solutions, Inc. (a)	22,800	419,520
		1,459,850
Insurance - 3.1%
AFLAC, Inc.	8,276	377,137
AMBAC Financial Group, Inc. (a)	19,801	337,211
American International Group, Inc.	6,950	389,200
Chubb Ltd.	5,696	772,776
FNF Group	11,000	405,130
Greenlight Capital Re, Ltd. (a)	5,797	89,854
Reinsurance Group of America, Inc.	2,507	374,546
Torchmark Corp.	4,678	405,770
		3,151,624

TOTAL FINANCIALS		17,865,507

HEALTH CARE - 6.2%
Biotechnology - 1.0%
Alexion Pharmaceuticals, Inc. (a)	1,300	152,919
Amgen, Inc.	2,889	504,073
United Therapeutics Corp. (a)	3,410	375,475
		1,032,467
Health Care Equipment & Supplies - 0.9%
Dentsply Sirona, Inc.	1,860	93,632
Teleflex, Inc.	500	133,940
The Cooper Companies, Inc.	200	45,742
Zimmer Biomet Holdings, Inc.	5,319	612,589
		885,903
Health Care Providers & Services - 2.0%
Centene Corp. (a)	1,080	117,266
Cigna Corp.	1,100	189,002
DaVita HealthCare Partners, Inc. (a)	1,053	66,118
McKesson Corp.	3,548	554,233
Patterson Companies, Inc.	5,000	116,400
Premier, Inc. (a)	9,400	310,106
Quest Diagnostics, Inc.	1,818	183,982
Universal Health Services, Inc. Class B	3,605	411,691
		1,948,798
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	2,100	138,054
PerkinElmer, Inc.	930	68,225
		206,279
Pharmaceuticals - 2.1%
Allergan PLC	2,200	338,030
Indivior PLC (a)	51,200	319,377
Jazz Pharmaceuticals PLC (a)	5,772	877,575
Mallinckrodt PLC (a)	15,600	202,800
Mylan NV (a)	4,530	175,583
Perrigo Co. PLC	910	71,107
The Medicines Company (a)	5,200	156,468
		2,140,940

TOTAL HEALTH CARE		6,214,387

INDUSTRIALS - 10.7%
Aerospace & Defense - 0.9%
Aerojet Rocketdyne Holdings, Inc. (a)	10,884	304,099
Huntington Ingalls Industries, Inc.	1,800	437,778
Ultra Electronics Holdings PLC	8,000	155,071
		896,948
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	3,500	397,250
Airlines - 1.4%
American Airlines Group, Inc.	21,883	939,437
JetBlue Airways Corp. (a)	26,128	501,396
		1,440,833
Commercial Services & Supplies - 0.5%
The Brink's Co.	7,100	523,980
Construction & Engineering - 1.4%
AECOM (a)	26,783	922,407
Arcadis NV	17,096	337,341
Arcadis NV rights (a)(c)	15,796	8,965
Astaldi SpA	41,738	118,749
		1,387,462
Electrical Equipment - 1.3%
Acuity Brands, Inc.	2,500	299,425
Hubbell, Inc. Class B	2,700	280,422
Regal Beloit Corp.	5,966	424,779
Sensata Technologies, Inc. PLC (a)	6,346	321,869
		1,326,495
Machinery - 1.0%
Allison Transmission Holdings, Inc.	18,587	724,707
SPX Corp. (a)	8,700	275,268
		999,975
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	38	61,320
Seaspan Corp. (b)	4,325	33,259
		94,579
Professional Services - 0.4%
Dun & Bradstreet Corp.	1,800	207,558
Nielsen Holdings PLC	6,400	201,280
		408,838
Road & Rail - 0.6%
Avis Budget Group, Inc. (a)	3,496	172,737
CSX Corp.	4,795	284,775
Norfolk Southern Corp.	866	124,245
		581,757
Trading Companies & Distributors - 2.4%
AerCap Holdings NV (a)	8,061	420,220
Ashtead Group PLC	13,228	370,229
Fortress Transportation & Infrastructure Investors LLC	18,528	308,306
HD Supply Holdings, Inc. (a)	22,532	872,214
MRC Global, Inc. (a)	9,219	172,672
Nexeo Solutions, Inc. (a)	12,100	123,299
Nexeo Solutions, Inc. (a)(d)	14,400	146,736
		2,413,676
Transportation Infrastructure - 0.3%
Macquarie Infrastructure Co. LLC	9,000	341,100

TOTAL INDUSTRIALS		10,812,893

INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.0%
CommScope Holding Co., Inc. (a)	14,861	567,987
F5 Networks, Inc. (a)	3,061	499,218
		1,067,205
Electronic Equipment & Components - 1.0%
Dell Technologies, Inc. (a)	4,000	287,080
Jabil, Inc.	16,270	432,782
TE Connectivity Ltd.	3,420	313,785
		1,033,647
IT Services - 5.0%
Alliance Data Systems Corp.	1,100	223,355
Amdocs Ltd.	10,798	726,166
Booz Allen Hamilton Holding Corp. Class A	12,172	482,376
Cognizant Technology Solutions Corp. Class A	7,251	593,277
Conduent, Inc. (a)	38,166	742,710
DXC Technology Co.	6,096	628,254
First Data Corp. Class A (a)	36,451	659,763
Leidos Holdings, Inc.	10,602	680,966
Unisys Corp. (a)	27,148	304,058
		5,040,925
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	5,992	523,401
Qualcomm, Inc.	11,519	587,584
		1,110,985
Software - 0.8%
Micro Focus International PLC	31,100	536,261
Totvs SA	26,800	244,805
		781,066

TOTAL INFORMATION TECHNOLOGY		9,033,828

MATERIALS - 7.8%
Chemicals - 4.7%
Axalta Coating Systems Ltd. (a)	17,035	526,382
Celanese Corp. Class A	2,071	225,056
CF Industries Holdings, Inc.	11,410	442,708
DowDuPont, Inc.	7,026	444,324
Eastman Chemical Co.	4,419	451,092
FMC Corp.	1,768	140,963
LyondellBasell Industries NV Class A	5,911	624,970
Nutrien Ltd.	7,500	341,427
Olin Corp.	4,200	126,798
Orion Engineered Carbons SA	10,800	289,440
The Chemours Co. LLC	9,856	477,129
Tronox Ltd. Class A	13,800	237,084
Westlake Chemical Corp.	4,162	445,209
		4,772,582
Construction Materials - 0.6%
Eagle Materials, Inc.	6,123	605,932
Containers & Packaging - 1.8%
Avery Dennison Corp.	1,628	170,631
Ball Corp.	4,973	199,368
Berry Global Group, Inc. (a)	5,749	316,195
Crown Holdings, Inc. (a)	5,900	294,056
Graphic Packaging Holding Co.	31,423	449,349
Silgan Holdings, Inc.	14,555	408,559
		1,838,158
Metals & Mining - 0.7%
Antofagasta PLC	5,672	75,931
Constellium NV (a)	16,400	186,140
Randgold Resources Ltd. sponsored ADR	1,693	137,302
Steel Dynamics, Inc.	5,991	268,457
		667,830

TOTAL MATERIALS		7,884,502

REAL ESTATE - 11.5%
Equity Real Estate Investment Trusts (REITs) - 10.6%
American Tower Corp.	8,199	1,118,016
AvalonBay Communities, Inc.	2,080	339,040
Boston Properties, Inc.	2,440	296,240
Colony NorthStar, Inc.	93,886	573,643
Corporate Office Properties Trust (SBI)	7,800	214,578
Douglas Emmett, Inc.	12,643	471,205
Equinix, Inc.	1,375	578,586
Equity Commonwealth (a)	860	26,651
Equity Lifestyle Properties, Inc.	9,582	854,331
Equity Residential (SBI)	5,790	357,301
Essex Property Trust, Inc.	2,857	684,794
Extra Space Storage, Inc.	5,795	519,174
Forest City Realty Trust, Inc. Class A	12,940	259,576
Grivalia Properties REIC	48,042	529,102
iStar Financial, Inc. (a)	30,295	307,191
National Retail Properties, Inc.	13,673	520,121
NorthStar Realty Europe Corp.	2,324	33,698
Outfront Media, Inc.	20,891	391,706
Public Storage	2,260	456,023
SBA Communications Corp. Class A (a)	156	24,996
Simon Property Group, Inc.	480	75,043
SL Green Realty Corp.	5,200	508,248
Spirit Realty Capital, Inc.	43,700	351,785
Taubman Centers, Inc.	7,200	403,056
VEREIT, Inc.	68,120	463,216
Washington Prime Group, Inc.	26,220	169,643
Welltower, Inc.	2,840	151,770
		10,678,733
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	13,308	602,985
Howard Hughes Corp. (a)	2,400	324,720
		927,705

TOTAL REAL ESTATE		11,606,438

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	7,732	143,661
UTILITIES - 7.9%
Electric Utilities - 4.5%
Eversource Energy	4,660	280,765
Exelon Corp.	22,816	905,339
NextEra Energy, Inc.	1,918	314,379
PG&E Corp.	3,440	158,584
PPL Corp.	36,810	1,071,171
Vistra Energy Corp. (a)	19,400	443,290
Westar Energy, Inc.	4,340	235,141
Xcel Energy, Inc.	25,526	1,195,638
		4,604,307
Independent Power and Renewable Electricity Producers - 1.8%
NRG Energy, Inc.	31,740	983,940
The AES Corp.	68,313	836,151
		1,820,091
Multi-Utilities - 1.6%
CMS Energy Corp.	3,687	173,990
Sempra Energy	12,674	1,416,955
		1,590,945

TOTAL UTILITIES		8,015,343

TOTAL COMMON STOCKS
(Cost $88,244,817)		99,418,067
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.79% 7/19/18 (e)
(Cost $49,804)	50,000	49,808
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 1.74% (f)	1,592,390	$1,592,708
Fidelity Securities Lending Cash Central Fund 1.74% (f)(g)	927,596	927,688
TOTAL MONEY MARKET FUNDS
(Cost $2,520,339)		2,520,396
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $90,814,960)		101,988,271
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(875,759)
NET ASSETS - 100%		$101,112,512

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	June 2018	$374,420	$(8,387)	$(8,387)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $219,650.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $146,736 or 0.1% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,808.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Nexeo Solutions, Inc.	6/9/16	$144,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,023
Fidelity Securities Lending Cash Central Fund	2,727
Total	$11,750

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$13,276,294	$13,276,294	$--	$--
Consumer Staples	5,345,044	4,851,416	493,628	--
Energy	9,220,170	9,220,170	--	--
Financials	17,865,507	17,865,507	--	--
Health Care	6,214,387	6,214,387	--	--
Industrials	10,812,893	10,812,893	--	--
Information Technology	9,033,828	8,497,567	536,261	--
Materials	7,884,502	7,884,502	--	--
Real Estate	11,606,438	11,606,438	--	--
Telecommunication Services	143,661	143,661	--	--
Utilities	8,015,343	8,015,343	--	--
U.S. Government and Government Agency Obligations	49,808	--	49,808	--
Money Market Funds	2,520,396	2,520,396	--	--
Total Investments in Securities:	$101,988,271	$100,908,574	$1,079,697	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(8,387)	$(8,387)	$--	$--
Total Liabilities	$(8,387)	$(8,387)	$--	$--
Total Derivative Instruments:	$(8,387)	$(8,387)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(8,387)
Total Equity Risk	0	(8,387)
Total Value of Derivatives	$0	$(8,387)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.1%
United Kingdom	2.9%
Bermuda	2.0%
Ireland	2.0%
Netherlands	1.8%
Canada	1.5%
Marshall Islands	1.1%
Switzerland	1.0%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $922,967) — See accompanying schedule: Unaffiliated issuers (cost $88,294,621)	$99,467,875
Fidelity Central Funds (cost $2,520,339)	2,520,396
Total Investment in Securities (cost $90,814,960)		$101,988,271
Cash		109,984
Receivable for investments sold		1,165,732
Receivable for fund shares sold		54,320
Dividends receivable		80,199
Distributions receivable from Fidelity Central Funds		2,401
Prepaid expenses		57
Other receivables		4,308
Total assets		103,405,272
Liabilities
Payable for investments purchased
Regular delivery	$956,534
Delayed delivery	8,965
Payable for fund shares redeemed	264,726
Accrued management fee	30,673
Distribution and service plan fees payable	31,852
Payable for daily variation margin on futures contracts	4,685
Other affiliated payables	22,146
Other payables and accrued expenses	45,653
Collateral on securities loaned	927,526
Total liabilities		2,292,760
Net Assets		$101,112,512
Net Assets consist of:
Paid in capital		$85,699,185
Undistributed net investment income		163,042
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,085,764
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,164,521
Net Assets		$101,112,512
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($53,441,306 ÷ 2,162,849 shares)		$24.71
Maximum offering price per share (100/94.25 of $24.71)		$26.22
Class M:
Net Asset Value and redemption price per share ($17,258,221 ÷ 704,840 shares)		$24.49
Maximum offering price per share (100/96.50 of $24.49)		$25.38
Class C:
Net Asset Value and offering price per share ($15,959,337 ÷ 679,093 shares)(a)		$23.50
Class I:
Net Asset Value, offering price and redemption price per share ($14,037,338 ÷ 562,591 shares)		$24.95
Class Z:
Net Asset Value, offering price and redemption price per share ($416,310 ÷ 16,690 shares)		$24.94

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$893,544
Interest		9,199
Income from Fidelity Central Funds		11,750
Total income		914,493
Expenses
Management fee
Basic fee	$293,673
Performance adjustment	(58,842)
Transfer agent fees	119,350
Distribution and service plan fees	206,160
Accounting and security lending fees	21,161
Custodian fees and expenses	27,799
Independent trustees' fees and expenses	219
Registration fees	56,941
Audit	31,316
Legal	4,709
Miscellaneous	366
Total expenses before reductions	702,852
Expense reductions	(7,688)	695,164
Net investment income (loss)		219,329
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,672,912
Fidelity Central Funds	215
Foreign currency transactions	(755)
Futures contracts	61,757
Total net realized gain (loss)		4,734,129
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,190,855)
Fidelity Central Funds	(154)
Assets and liabilities in foreign currencies	(22)
Futures contracts	(16,657)
Total change in net unrealized appreciation (depreciation)		(4,207,688)
Net gain (loss)		526,441
Net increase (decrease) in net assets resulting from operations		$745,770

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$219,329	$917,383
Net realized gain (loss)	4,734,129	6,382,558
Change in net unrealized appreciation (depreciation)	(4,207,688)	12,182,715
Net increase (decrease) in net assets resulting from operations	745,770	19,482,656
Distributions to shareholders from net investment income	(764,131)	(582,647)
Distributions to shareholders from net realized gain	(2,630,366)	(29,178)
Total distributions	(3,394,497)	(611,825)
Share transactions - net increase (decrease)	(10,501,534)	(8,709,189)
Total increase (decrease) in net assets	(13,150,261)	10,161,642
Net Assets
Beginning of period	114,262,773	104,101,131
End of period	$101,112,512	$114,262,773
Other Information
Undistributed net investment income end of period	$163,042	$707,844

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Value Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$25.37	$21.43	$21.39	$21.48	$18.90	$14.08
Income from Investment Operations
Net investment income (loss)A	.07	.23B	.22	.12	.09	.11
Net realized and unrealized gain (loss)	.10	3.86	.30	(.14)C	2.58	4.82
Total from investment operations	.17	4.09	.52	(.02)	2.67	4.93
Distributions from net investment income	(.22)	(.14)	(.11)	(.05)	(.04)	(.11)
Distributions from net realized gain	(.61)	(.01)	(.37)	(.02)	(.04)	–
Total distributions	(.83)	(.15)	(.48)	(.07)	(.09)D	(.11)
Net asset value, end of period	$24.71	$25.37	$21.43	$21.39	$21.48	$18.90
Total ReturnE,F,G	.60%	19.12%	2.53%	(.12)%C	14.15%	35.30%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.16%J	1.14%	1.19%	1.31%	1.29%	1.31%
Expenses net of fee waivers, if any	1.16%J	1.12%	1.19%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.15%J	1.12%	1.18%	1.24%	1.25%	1.23%
Net investment income (loss)	.54%J	.95%B	1.06%	.53%	.42%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$53,441	$59,658	$54,196	$50,858	$45,759	$38,397
Portfolio turnover rateK	76%J	81%	77%	82%	78%	103%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .68%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.17)%.

 D Total distributions of $.09 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.044 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$25.10	$21.22	$21.17	$21.27	$18.72	$13.95
Income from Investment Operations
Net investment income (loss)A	.03	.16B	.16	.06	.03	.07
Net realized and unrealized gain (loss)	.11	3.82	.31	(.15)C	2.56	4.78
Total from investment operations	.14	3.98	.47	(.09)	2.59	4.85
Distributions from net investment income	(.14)	(.09)	(.05)	–	–	(.08)
Distributions from net realized gain	(.61)	(.01)	(.37)	(.01)	(.04)	–
Total distributions	(.75)	(.10)	(.42)	(.01)	(.04)	(.08)
Net asset value, end of period	$24.49	$25.10	$21.22	$21.17	$21.27	$18.72
Total ReturnD,E,F	.49%	18.78%	2.28%	(.43)%C	13.88%	34.94%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.43%I	1.40%	1.47%	1.58%	1.57%	1.58%
Expenses net of fee waivers, if any	1.42%I	1.39%	1.46%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.41%I	1.38%	1.46%	1.49%	1.50%	1.48%
Net investment income (loss)	.27%I	.68%B	.78%	.28%	.17%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$17,258	$18,962	$18,098	$17,300	$18,558	$17,319
Portfolio turnover rateJ	76%I	81%	77%	82%	78%	103%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.48)%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.02	$20.32	$20.35	$20.54	$18.13	$13.51
Income from Investment Operations
Net investment income (loss)A	(.03)	.03B	.05	(.05)	(.07)	(.01)
Net realized and unrealized gain (loss)	.08	3.67	.29	(.13)C	2.48	4.64
Total from investment operations	.05	3.70	.34	(.18)	2.41	4.63
Distributions from net investment income	–	–	–	–	–	(.01)
Distributions from net realized gain	(.57)	–	(.37)	(.01)	–	–
Total distributions	(.57)	–	(.37)	(.01)	–	(.01)
Net asset value, end of period	$23.50	$24.02	$20.32	$20.35	$20.54	$18.13
Total ReturnD,E,F	.16%	18.21%	1.72%	(.89)%C	13.29%	34.32%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.97%I	1.94%	1.98%	2.09%	2.06%	2.08%
Expenses net of fee waivers, if any	1.97%I	1.92%	1.97%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.96%I	1.92%	1.97%	1.99%	2.00%	1.98%
Net investment income (loss)	(.27)%I	.15%B	.27%	(.22)%	(.33)%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$15,959	$20,555	$15,589	$16,670	$17,390	$14,354
Portfolio turnover rateJ	76%I	81%	77%	82%	78%	103%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.94)%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$25.65	$21.65	$21.60	$21.70	$19.09	$14.22
Income from Investment Operations
Net investment income (loss)A	.11	.30B	.28	.17	.14	.16
Net realized and unrealized gain (loss)	.09	3.91	.31	(.14)C	2.60	4.86
Total from investment operations	.20	4.21	.59	.03	2.74	5.02
Distributions from net investment income	(.29)	(.20)	(.17)	(.11)	(.09)	(.15)
Distributions from net realized gain	(.61)	(.01)	(.37)	(.02)	(.04)	–
Total distributions	(.90)	(.21)	(.54)	(.13)	(.13)	(.15)
Net asset value, end of period	$24.95	$25.65	$21.65	$21.60	$21.70	$19.09
Total ReturnD,E	.72%	19.54%	2.82%	.13%C	14.46%	35.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.85%H	.84%	.89%	1.00%	.97%	.96%
Expenses net of fee waivers, if any	.85%H	.82%	.89%	1.00%	.97%	.96%
Expenses net of all reductions	.84%H	.82%	.89%	.99%	.97%	.94%
Net investment income (loss)	.84%H	1.25%B	1.36%	.78%	.69%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$14,037	$14,565	$16,218	$10,391	$10,011	$6,405
Portfolio turnover rateI	76%H	81%	77%	82%	78%	103%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .08%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$25.67	$23.57
Income from Investment Operations
Net investment income (loss)B	.12	.23C
Net realized and unrealized gain (loss)	.09	1.87
Total from investment operations	.21	2.10
Distributions from net investment income	(.33)	–
Distributions from net realized gain	(.61)	–
Total distributions	(.94)	–
Net asset value, end of period	$24.94	$25.67
Total ReturnD,E	.77%	8.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	.74%H	.72%H
Expenses net of fee waivers, if any	.74%H	.72%H
Expenses net of all reductions	.73%H	.71%H
Net investment income (loss)	.96%H	1.24%C,H
Supplemental Data
Net assets, end of period (000 omitted)	$416	$524
Portfolio turnover rateI	76%H	81%

 A For the period February 1, 2017 (commencement of sale of shares) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .97%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,546,147
Gross unrealized depreciation	(5,934,947)
Net unrealized appreciation (depreciation)	$10,611,200
Tax cost	$91,368,684

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $40,827,399 and $52,469,545, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$71,744	$1,784
Class M	.25%	.25%	45,712	601
Class C	.75%	.25%	88,704	6,880
			$206,160	$9,265

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$9,862
Class M	1,934
Class C(a)	651
$12,447

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$62,023.22
Class M	21,093.23
Class C	24,427.28
Class I	11,709.16
Class Z	98.05
	$119,350

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,345 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $159 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,727, including $27 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7,128 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $560.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$493,434	$349,954
Class M	97,429	78,611
Class I	166,173	154,082
Class Z	7,095	–
Total	$764,131	$582,647
From net realized gain
Class A	$1,399,969	$17,751
Class M	439,912	6,114
Class C	426,703	–
Class I	350,746	5,313
Class Z	13,036	–
Total	$2,630,366	$29,178

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017(a)	Six months ended April 30, 2018	Year ended October 31, 2017(a)
Class A
Shares sold	149,544	765,473	$3,779,457	$18,343,045
Reinvestment of distributions	74,582	15,497	1,872,755	360,454
Shares redeemed	(412,540)	(958,773)	(10,432,091)	(23,014,248)
Net increase (decrease)	(188,414)	(177,803)	$(4,779,879)	$(4,310,749)
Class M
Shares sold	31,742	119,030	$791,931	$2,790,662
Reinvestment of distributions	21,382	3,578	532,637	82,555
Shares redeemed	(103,612)	(220,310)	(2,585,726)	(5,274,080)
Net increase (decrease)	(50,488)	(97,702)	$(1,261,158)	$(2,400,863)
Class C
Shares sold	29,241	348,523	$706,819	$7,912,553
Reinvestment of distributions	17,484	–	418,910	–
Shares redeemed	(223,466)	(259,820)	(5,358,521)	(5,896,612)
Net increase (decrease)	(176,741)	88,703	$(4,232,792)	$2,015,941
Class I
Shares sold	70,543	323,944	$1,808,531	$7,840,510
Reinvestment of distributions	18,244	5,728	462,124	134,330
Shares redeemed	(94,087)	(510,727)	(2,401,052)	(12,490,419)
Net increase (decrease)	(5,300)	(181,055)	$(130,397)	$(4,515,579)
Class Z
Shares sold	7,429	20,406	$191,185	$502,183
Reinvestment of distributions	795	–	20,131	–
Shares redeemed	(11,935)	(5)	(308,624)	(122)
Net increase (decrease)	(3,711)	20,401	$(97,308)	$502,061

 (a) Share transactions for Class Z are for the period February 1, 2017 (commencement of sale of shares) to October 31, 2017.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.16%
Actual		$1,000.00	$1,006.00	$5.77
Hypothetical-C		$1,000.00	$1,019.04	$5.81
Class M	1.42%
Actual		$1,000.00	$1,004.90	$7.06
Hypothetical-C		$1,000.00	$1,017.75	$7.10
Class C	1.97%
Actual		$1,000.00	$1,001.60	$9.78
Hypothetical-C		$1,000.00	$1,015.03	$9.84
Class I	.85%
Actual		$1,000.00	$1,007.20	$4.23
Hypothetical-C		$1,000.00	$1,020.58	$4.26
Class Z	.74%
Actual		$1,000.00	$1,007.70	$3.68
Hypothetical-C		$1,000.00	$1,021.12	$3.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

FAV-SANN-0618
1.800650.114

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 27, 2018